   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 30, 1995.


                                               1933 ACT REGISTRATION NO. 2-47008
                                              1940 ACT REGISTRATION NO. 811-2353
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------

                                   FORM N-1A


        REGISTRATION STATEMENT UNDER THE
           SECURITIES ACT OF 1933                                 / /
        Pre-Effective Amendment No.                               / /
        Post-Effective Amendment No. 40                           /X/
                                   and/or
        REGISTRATION STATEMENT UNDER THE
           INVESTMENT COMPANY ACT OF 1940                         / /
        Amendment No. 40                                          /X/


                        (Check appropriate box or boxes)
                               ------------------

                     KEMPER NATIONAL TAX-FREE INCOME SERIES

                 (Formerly known as Kemper Municipal Bond Fund)

               (Exact name of Registrant as Specified in Charter)

           120 South LaSalle Street, Chicago, Illinois                   60603
             (Address of Principal Executive Office)                  (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 781-1121


              Philip J. Collora,                             With a copy to:
         Vice President and Secretary
    Kemper National Tax-Free Income Series                  Charles F. Custer
           120 South LaSalle Street                 Vedder, Price, Kaufman & Kammholz
           Chicago, Illinois 60603                       222 North LaSalle Street
   (Name and Address of Agent for Service)               Chicago, Illinois 60601



Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended September 30, 1995 was filed on or about October 26, 1995.


     It is proposed that this filing will become effective (check appropriate box)

        / / immediately upon filing pursuant to paragraph (b)


        /X/ on November 10, 1995 pursuant to paragraph (b)


        / / 60 days after filing pursuant to paragraph (a)(1)

        / / on (date) pursuant to paragraph (a)(1) of Rule 485

        / / 75 days after filing pursuant to paragraph (a)(2)

        / / on (date) pursuant to paragraph (a)(2) of Rule 485.

     If appropriate check the following box:

        / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        CALCULATION OF REGISTRATION FEE

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                      PROPOSED        PROPOSED
                                       AMOUNT         MAXIMUM         MAXIMUM
       TITLE OF SECURITIES             BEING       OFFERING PRICE    AGGREGATE       AMOUNT OF
         BEING REGISTERED            REGISTERED       PER UNIT    OFFERING PRICE* REGISTRATION FEE
--------------------------------------------------------------------------------------------------
Shares of beneficial interest,
  without par value:
--------------------------------------------------------------------------------------------------
Kemper Municipal Bond Fund........    34,556,577       $9.74          $290,000          $100


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

* The fee is calculated in accordance with Rule 24e-2.



b(2) 77,348,675; b(3) 42,821,872; b(4) 34,526,803.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     KEMPER NATIONAL TAX-FREE INCOME SERIES

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS


       ITEM NUMBER
       OF FORM N-1A                               LOCATION IN PROSPECTUS
       ------------                               ----------------------
 1.    Cover Page..............................   Cover Page
 2.    Synopsis................................   Summary; Summary of Expenses; Supplement to
                                                  Prospectus
 3.    Condensed Financial Information.........   Financial Highlights; Performance; Supplement
                                                  to Prospectus
 4.    General Description of Registrant.......   Summary; Investment Objectives, Policies and
                                                  Risk Factors
 5.    Management of the Fund..................   Summary; Investment Manager and Underwriter
 5A.   Management's Discussion of Financial
       Performance.............................   Performance
 6.    Capital Stock and Other Securities......   Summary; Dividends and Taxes; Purchase of
                                                  Shares; Capital Structure
 7.    Purchase of Securities Being Offered....   Summary; Investment Manager and Underwriter;
                                                  Net Asset Value; Purchase of Shares; Special
                                                  Features; Supplement to Prospectus
 8.    Redemption or Repurchase................   Summary; Redemption or Repurchase of Shares
 9.    Pending Legal Proceedings...............   Inapplicable

                         KEMPER TAX-FREE INCOME FUNDS
                           SUPPLEMENT TO PROSPECTUS
                           DATED NOVEMBER 10, 1995

                                CLASS I SHARES

                          Kemper Municipal Bond Fund
                   Kemper Intermediate Municipal Bond Fund


Kemper National Tax-Free Income Series offers two investment portfolios,
Kemper Municipal Bond Fund ("Municipal Fund") and Kemper Intermediate Municipal Bond Fund ("Intermediate Municipal Fund"), which currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. (Kemper State Tax-Free Income Series, which is also included in the Kemper Tax-Free Income Funds combined prospectus, does not offer Class I shares.)

Class I shares of the Funds are available for purchase exclusively by the following investment advisory clients of KFS and its investment advisory affiliates (including Kemper Asset Management Company ("KAMCO")) that invest at least $1 million in the Fund: (1) unaffiliated benefit plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. Class I shares currently are available for purchase only from Kemper Distributors, Inc., principal underwriter for the Funds. Share certificates are not available for Class I shares.

The primary distinctions among the classes of shares lie in their initial and contingent deferred sales charge schedules and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administrative services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, will be higher for Class I shares than for Class A, Class B and Class C shares.

The following information for the Class I shares supplements the referenced sections of the prospectus.

        SUMMARY OF EXPENSES

        SHAREHOLDER TRANSACTION EXPENSES (APPLICABLE TO BOTH FUNDS)
        Maximum Sales Charge on Purchases
          (as a percentage of offering price) . . . . . . . . . . . . . .  None
        Maximum Sales Charge on Reinvested Dividends  . . . . . . . . . .  None
        Redemption Fees . . . . . . . . . . . . . . . . . . . . . . . . .  None
        Exchange Fee  . . . . . . . . . . . . . . . . . . . . . . . . . .  None
        Deferred Sales Charge (as percentage of redemption proceeds)  . .  None


                                                                      Inter.
                                                           Muni.      Muni.
                                                           Fund       Fund
                                                           -----      ------
ANNUAL FUND OPERATION EXPENSES
(as a percentage of average net assets)
Management Fees . . . . . . . . . . . . . . . . . . . .    .42%        .55%
12b-1 Fees  . . . . . . . . . . . . . . . . . . . . . .    None        None
Other Expenses (estimated)  . . . . . . . . . . . . . .    .02%        .03%
                                                           ---         ---
Total Operating Expenses  . . . . . . . . . . . . . . .    .44%        .58%
                                                           ===         ===



EXAMPLE                                    1 YEAR    3 YEARS  5 YEARS   10 YEARS
-------                                    ------    -------  -------   --------
You would pay the      Muni. Fund          $5        $14      $25       $55
following expenses on  Inter. Muni. Fund   $6        $19      $32       $73
a $1,000 investment,
assuming (1) 5% annual
return and (2)
redemption at the end
of each time period:



The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in Class I shares of the Fund will bear directly or indirectly.


As discussed more fully under "Investment Manager and Underwriter" in the Statement of Additional Information, KFS agreed to waive its full investment management fee for the Intermediate Municipal Fund until May 1, 1995. Thereafter, the full management fee is to be instituted gradually under a schedule determined by KFS. The table for the Intermediate Municipal Fund reflects the full management fee rate without any waiver. "Other
Expenses" are estimated for the current fiscal year.

The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of the Fund. The Example should not be considered to be a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

FINANCIAL HIGHLIGHTS


No financial information is presented for Class I Shares of the Municipal and Intermediate Municipal Funds since no Class I Shares had been issued as of September 30, 1995, the fiscal year end for the Municipal and Intermediate Municipal Funds.


November 10, 1995
KNTIS-2I (11/95)

LKWW:\FUNDS\STICKERS\KNTIS-2I.1195

             TABLE OF CONTENTS
-------------------------------------------------
Summary                                         1
-------------------------------------------------
Summary of Expenses                             3
-------------------------------------------------
Financial Highlights                            5
-------------------------------------------------
Investment Objectives, Policies and Risk       16
  Factors
-------------------------------------------------
Investment Manager and Underwriter             25
-------------------------------------------------
Dividends and Taxes                            28
-------------------------------------------------
Net Asset Value                                32
-------------------------------------------------
Purchase of Shares                             32
-------------------------------------------------
Redemption or Repurchase of Shares             37
-------------------------------------------------
Special Features                               40
-------------------------------------------------
Performance                                    43
-------------------------------------------------
Capital Structure                              45
-------------------------------------------------



This combined prospectus of the Kemper Tax-Free Income Funds contains information about each of the Funds that you should know before investing and should be retained for future reference. A Statement of Additional Information dated November 10, 1995, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request without charge from the Trusts at the address or telephone number on this cover or the firm from which this prospectus was obtained.


THE FUNDS' SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENT IN A FUND'S SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                   (KEMPER LOGO)

KEMPER
TAX-FREE INCOME
FUNDS


PROSPECTUS NOVEMBER 10, 1995


KEMPER TAX-FREE INCOME FUNDS

120 South LaSalle Street, Chicago, Illinois 60603 1-800-621-1048

Kemper Tax-Free Income Funds are two open-end management investment companies ("Trusts"), Kemper National Tax-Free Income Series and Kemper State Tax-Free Income Series, that together offer a choice of ten investment portfolios ("Funds") to investors seeking a high level of income exempt from federal income tax and, in the case of certain Funds, from the income taxes of a particular state:

KEMPER MUNICIPAL BOND FUND

KEMPER INTERMEDIATE MUNICIPAL BOND FUND

KEMPER CALIFORNIA TAX-FREE INCOME FUND

KEMPER FLORIDA TAX-FREE INCOME FUND

KEMPER MICHIGAN TAX-FREE INCOME FUND

KEMPER NEW JERSEY TAX-FREE INCOME FUND

KEMPER NEW YORK TAX-FREE INCOME FUND

KEMPER OHIO TAX-FREE INCOME FUND

KEMPER PENNSYLVANIA TAX-FREE INCOME FUND

KEMPER TEXAS TAX-FREE INCOME FUND

KEMPER TAX-FREE INCOME FUNDS

120 SOUTH LASALLE STREET, CHICAGO, ILLINOIS 60603, TELEPHONE 1-800-621-1048

SUMMARY

INVESTMENT OBJECTIVES; PERMITTED INVESTMENTS. Kemper Tax-Free Income Funds are two open-end management investment companies ("Trusts"), Kemper National Tax-Free Income Series (the "National Trust") and Kemper State Tax-Free Income Series (the "State Trust"), that together offer a choice of ten investment portfolios ("Funds"). The National Trust consists of two "National Funds" that invest primarily in Municipal Securities and have different portfolio maturity policies and the State Trust consists of eight "State Funds" that invest primarily in the Municipal Securities of a particular state.

Each National Fund seeks to provide as high a level of current interest income that is exempt from federal income taxes as is consistent with preservation of capital, through investment in a professionally managed, diversified portfolio of Municipal Securities.

KEMPER MUNICIPAL BOND FUND ("Municipal Fund"). The dollar-weighted average portfolio maturity of the Municipal Fund is expected normally to be longer than 10 years, although it is not limited as to portfolio maturity.

KEMPER INTERMEDIATE MUNICIPAL BOND FUND ("Intermediate Municipal Fund"). As a non-fundamental policy, the dollar-weighted average portfolio maturity of the Intermediate Municipal Fund, under normal market conditions, will be between 3 and 10 years.

Each State Fund seeks to provide a high level of current income that is exempt from federal income taxes and, in the case of certain Funds, the income taxes of a particular state, through a professionally managed, non-diversified portfolio of Municipal Securities.

KEMPER CALIFORNIA TAX-FREE INCOME FUND ("California Fund") seeks income exempt from federal and California income taxes.

KEMPER FLORIDA TAX-FREE INCOME FUND ("Florida Fund") seeks income exempt from federal income taxes.

KEMPER MICHIGAN TAX-FREE INCOME FUND ("Michigan Fund") seeks income exempt from federal and Michigan income taxes.

KEMPER NEW JERSEY TAX-FREE INCOME FUND ("New Jersey Fund") seeks income exempt from federal and New Jersey income taxes.

KEMPER NEW YORK TAX-FREE INCOME FUND ("New York Fund") seeks income exempt from federal, New York State and New York City income taxes.

KEMPER OHIO TAX-FREE INCOME FUND ("Ohio Fund") seeks income exempt from federal and Ohio income taxes.

KEMPER PENNSYLVANIA TAX-FREE INCOME FUND ("Pennsylvania Fund") seeks income exempt from federal and Pennsylvania income taxes.

KEMPER TEXAS TAX-FREE INCOME FUND ("Texas Fund") seeks income exempt from federal income taxes.


For the Municipal Fund, all Municipal Securities will be rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff") or any other Nationally Recognized Statistical Rating Organization (as designated by the Securities and Exchange Commission), provided that up to 10% of the Municipal Fund's net assets may be invested in Municipal Securities that are lower rated or unrated. For the Intermediate Municipal Fund and the State Funds, all Municipal Securities will, at the time of purchase, be within the four highest ratings of Moody's, S&P, Fitch or Duff or any other Nationally Recognized Statistical Rating Organization or will be of comparable quality as determined by the Funds' investment manager, provided that up to 10% of a Fund's net assets may be invested without regard to this limitation. Each Fund may also purchase and sell put and call options and financial futures contracts and options thereon. See "Investment Objectives, Policies and Risk Factors" and "Dividends and Taxes."

RISK FACTORS. There is no assurance that the investment objective of any Fund will be achieved. There are market and investment risks with any security and the value of an investment in a Fund will fluctuate over time. Normally the value of a Fund's investments varies inversely with changes in interest rates. The returns and net asset value of each Fund will fluctuate. As "non-diversified" funds, each State Fund may invest a relatively high percentage of its assets in a limited number of issuers, making those Funds more susceptible to economic, political or regulatory occurrences than a diversified fund. There are special risks associated with options and financial futures transactions and there is no assurance that their use will be successful. See "Investment Objectives, Policies and Risk Factors."


PURCHASES AND REDEMPTIONS. Each Fund provides investors with the option of purchasing shares in the following ways:

Class A Shares..................... Offered at net asset value plus a maximum sales charge of 4.5%
                                    (2.75% for the Intermediate Municipal Fund) of the offering price. Reduced sales charges apply to purchases of $100,000 or more. The redemption within one year of Class A shares
                                    purchased at net asset value under the Large Order NAV
                                    Purchase Privilege may be subject to a 1% contingent deferred sales charge.
Class B Shares..................... Offered at net asset value, subject to a Rule 12b-1 distribution fee and a contingent deferred sales charge that declines from 4% to zero on certain redemptions made within six years of purchase. Class B shares automatically convert into Class A shares (which have lower ongoing expenses) six years after purchase.
Class C Shares..................... Offered at net asset value without an initial or contingent deferred sales charge, but subject to a Rule 12b-1
                                    distribution fee. Class C shares do not convert into another class.

Each class of shares represents interests in the same portfolio of investments of a Fund. The minimum initial investment is $1,000 and investments thereafter must be at least $100. Shares are redeemable at net asset value, which may be more or less than original cost, subject, in the case of Class A shares purchased under the Large Order NAV Purchase Privilege and for Class B shares, to any applicable contingent deferred sales charge. See "Purchase of Shares" and "Redemption or Repurchase of Shares."


INVESTMENT MANAGER AND UNDERWRITER. Kemper Financial Services, Inc. ("KFS") is the investment manager for each Fund. KFS was the first to offer a managed municipal bond fund (the Municipal Fund) and currently manages approximately $9 billion of tax-exempt investments. KFS is paid an investment management fee at an annual rate that differs among the Funds. Kemper Distributors, Inc. ("KDI"), an affiliate of KFS, is principal underwriter and administrator for each Fund. For Class B shares and Class C shares, KDI receives a Rule 12b-1 distribution fee of .75% of average daily net assets. KDI also receives the amount of any contingent deferred sales charges paid on the redemption of shares. Administrative services are provided to shareholders under administrative services agreements with KDI. Each Fund pays an administrative services fee at the annual rate of up to .25 of 1% of average daily net assets of each class of the Fund, which KDI pays to financial services firms. See "Investment Manager and Underwriter."


INVESTORS IN A FUND. Each Fund is designed for persons who are seeking a high level of income exempt from federal income taxes and, in the case of certain State Funds, from income taxes of a particular state. Through a single investment in shares of a Fund, investors receive the benefits of professional management and liquidity. Additionally, each Fund offers the economic advantages of block purchases of securities and relief from administrative details such as accounting for distributions and the safekeeping of securities. The tax exemption of Fund dividends for federal income tax and, if applicable, particular state or local tax purposes does not necessarily result in exemption under the income or other tax laws of any other state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of interest income and investments, and shareholders are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws. The Funds may not be appropriate investments for qualified retirement plans and Individual Retirement Accounts.

DIVIDENDS. Each Fund declares daily dividends of its net investment income on shares for which it has received payment. Each Fund normally distributes monthly dividends of net investment income and distributes any net realized capital gains at least annually. Income and capital gain dividends of a Fund are automatically reinvested in additional shares of that Fund, without a sales charge, unless the shareholder makes a different election. See "Dividends and Taxes."


GENERAL. In the opinion of the staff of the Securities and Exchange Commission, the use of this combined prospectus may make each Trust liable for any misstatement or omission in this prospectus regardless of the particular Trust to which it pertains.

SUMMARY OF EXPENSES

SHAREHOLDER TRANSACTION EXPENSES
(APPLICABLE TO ALL FUNDS)(1)                          CLASS A(2)                CLASS B         CLASS C
                                                      ----------           ------------------   -------
Maximum Sales Charge on Purchases
  (as a percentage of offering price).................     4.5%                   None            None
                                                          2.75% Inter.
                                                                Mun. Fund
                                                                Only
Maximum Sales Charge on Reinvested Dividends..........    None                    None            None
Redemption Fees.......................................    None                    None            None
Exchange Fee..........................................    None                    None            None
Deferred Sales Charge (as a percentage of redemption
  proceeds)...........................................    None(3)          4% during the          None
                                                                           first year, 3%
                                                                           during the second
                                                                           and third years,
                                                                           2% during the
                                                                           fourth and fifth
                                                                           years and 1% in
                                                                           the sixth year

---------------
(1) Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services; please see their materials for details.
(2) Reduced sales charges apply to purchases of $100,000 or more. See "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares."
(3) The redemption within one year of shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a 1% contingent deferred sales charge. See "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares."

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)


                       MUNICIPAL  INTER. MUN.   CALIFORNIA   FLORIDA   MICHIGAN  NEW JERSEY  NEW YORK   OHIO  PENNSYLVANIA  TEXAS
CLASS A SHARES           FUND        FUND          FUND       FUND       FUND       FUND       FUND     FUND      FUND      FUND
                       ---------  -----------   ----------   -------   --------  ----------  --------   ----  ------------  -----
Management Fees........     .42%       .55%         .53%        .55%      .55%       .55%       .54%     .55%      .55%       .55%
12b-1 Fees.............    None       None         None        None      None       None       None     None      None       None
Other Expenses(4)......     .24%       .40%         .21%        .25%      .41%       .39%       .27%     .28%      .46%       .34%
                           ----       ----         ----        ----      ----       ----       ----     ----      ----       ----
Total Operating
  Expenses.............     .66%       .95%         .74%        .80%      .96%       .94%       .81%     .83%     1.01%       .89%
                           ====       ====         ====        ====      ====       ====       ====     ====      ====       ====



                       MUNICIPAL  INTER. MUN.   CALIFORNIA   FLORIDA   MICHIGAN  NEW JERSEY  NEW YORK   OHIO  PENNSYLVANIA  TEXAS
    CLASS B SHARES       FUND        FUND          FUND       FUND       FUND       FUND       FUND     FUND      FUND      FUND
                       ---------  -----------   ----------   -------   --------  ----------  --------   ----  ------------  -----
Management Fees........     .42%       .55%         .53%        .55%      .55%       .55%       .54%     .55%      .55%       .55%
12b-1 Fees(5)..........     .75%       .75%         .75%        .75%      .75%       .75%       .75%     .75%      .75%       .75%
Other Expenses(4)......     .38%       .53%         .32%        .35%      .46%       .43%       .38%     .45%      .49%       .43%
                           ----       ----         ----        ----      ----       ----       ----     ----      ----       ----
Total Operating
  Expenses.............    1.55%      1.83%        1.60%       1.65%     1.76%      1.73%      1.67%    1.75%     1.79%      1.73%
                           ====       ====         ====        ====      ====       ====       ====     ====      ====       ====


---------------

(4) "Other Expenses" for the Intermediate Municipal, Michigan, New Jersey and Pennsylvania Funds have been estimated for the current fiscal year.


(5) Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, although KDI believes that it is unlikely because of the automatic conversion feature described under "Purchase of Shares--Deferred Sales Charge Alternative--Class B Shares."

                       MUNICIPAL  INTER. MUN.   CALIFORNIA   FLORIDA   MICHIGAN  NEW JERSEY  NEW YORK   OHIO  PENNSYLVANIA  TEXAS
CLASS C SHARES           FUND        FUND          FUND       FUND       FUND       FUND       FUND     FUND      FUND      FUND
                       ---------  -----------   ----------   -------   --------  ----------  --------   ----  ------------  -----
Management Fees........     .42%       .55%         .53%        .55%      .55%       .55%       .54%     .55%      .55%       .55%
12b-1 Fees(6)..........     .75%       .75%         .75%        .75%      .75%       .75%       .75%     .75%      .75%       .75%
Other Expenses(4)......     .34%       .40%         .28%        .32%      .43%       .40%       .33%     .39%      .46%       .39%
                           ----       ----         ----        ----      ----       ----       ----     ----      ----       ----
Total Operating
  Expenses.............    1.51%      1.70%        1.56%       1.62%     1.73%      1.70%      1.62%    1.69%     1.76%      1.69%
                           ====       ====         ====        ====      ====       ====       ====     ====      ====       ====


---------------

(6) As a result of the accrual of 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers.


EXAMPLE


                                                                1           3            5           10
CLASS A SHARES                        FUND                     YEAR       YEARS        YEARS        YEARS
                                                               ----       ----         -----       -------
You would pay the following expenses  Municipal Fund           $51        $65          $80          $124
on a $1,000 investment, assuming      Inter. Mun. Fund         $37        $57          $79          $141
(1) 5% annual return and (2)          California Fund          $52        $68          $84          $133
redemption at the end of each         Florida Fund             $53        $69          $87          $140
time period:                          Michigan Fund            $54        $74           --            --
                                      New Jersey Fund          $54        $74           --            --
                                      New York Fund            $53        $70          $88          $141
                                      Ohio Fund                $53        $70          $89          $143
                                      Pennsylvania Fund        $55        $76           --            --
                                      Texas Fund               $54        $72          $92          $150




                                                                1          3            5            10
CLASS B SHARES(7)                     FUND                     YEAR       YEARS       YEARS        YEARS
                                                               ----       ----        -----       -------
You would pay the following expenses  Municipal Fund           $46        $69         $ 94         $138
on a $1,000 investment, assuming      Inter. Mun. Fund         $49        $78         $109         $170
(1) 5% annual return and (2)          California Fund          $46        $70         $ 97         $146
redemption at the end of each         Florida Fund             $47        $72         $100         $152
time period:                          Michigan Fund            $48        $75           --           --
                                      New Jersey Fund          $48        $74           --           --
                                      New York Fund            $47        $73         $101         $154
                                      Ohio Fund                $48        $75         $105         $159
                                      Pennsylvania Fund        $48        $76           --           --
                                      Texas Fund               $48        $74         $104         $161

You would pay the following           Municipal Fund           $16        $49         $ 84         $138
expenses on the same investment,      Inter. Mun. Fund         $19        $58         $ 99         $170
assuming no redemption:               California Fund          $16        $50         $ 87         $146
                                      Florida Fund             $17        $52         $ 90         $152
                                      Michigan Fund            $18        $55           --           --
                                      New Jersey Fund          $18        $54           --           --
                                      New York Fund            $17        $53         $ 91         $154
                                      Ohio Fund                $18        $55         $ 95         $159
                                      Pennsylvania Fund        $18        $56           --           --
                                      Texas Fund               $18        $54         $ 94         $161


---------------
(7) Assumes conversion to Class A shares six years after purchase and was calculated based upon the assumption that the shareholder was an owner of the shares on the first day of the first year and the contingent deferred sales charge was applied as follows: 1 year (3%), 3 years (2%), 5 years (1%) and 10 years (0%). See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares" for more information regarding the calculation of the contingent deferred sales charge.

                                                                1          3          5             10
           CLASS C SHARES             FUND                     YEAR       YEARS      YEARS         YEARS
                                                               ----       ----       -------       -------
You would pay the following expenses  Municipal Fund           $15        $48         $82          $180
on a $1,000 investment, assuming      Inter. Mun. Fund         $17        $54         $92          $201
(1) 5% annual return and (2)          California Fund          $16        $49         $85          $186
redemption at the end of each         Florida Fund             $16        $51         $88          $192
time period:                          Michigan Fund            $18        $54          --            --
                                      New Jersey Fund          $17        $54          --            --
                                      New York Fund            $16        $51         $88          $192
                                      Ohio Fund                $17        $53         $92          $200
                                      Pennsylvania Fund        $18        $55          --            --
                                      Texas Fund               $17        $53         $92          $200




The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. The table is based upon actual expenses incurred in the last fiscal year, except as noted below.



As discussed under "Investment Manager and Underwriter" in the Statement of Additional Information, KFS has waived its investment management fee and absorbed certain other operating expenses of both the Texas Fund and the Ohio Fund since each commenced operations. These expenses were gradually instituted and fully reinstated by June, 1995. The tables for the Texas Fund and the Ohio Fund reflect the full management fee rate without any waiver and "Other Expenses" without the effect of any expense absorption.



The Intermediate Municipal Fund commenced public offering of its shares on November 1, 1994 and the Michigan, New Jersey and Pennsylvania Funds commenced public offering on March 15, 1995, thus expenses shown above for those funds are estimates for the current fiscal year. As discussed more fully under "Investment Manager and Underwriter" in the Statement of Additional Information, KFS waived its full investment management fee for the Intermediate Municipal Fund until May 1, 1995 and for the Michigan, New Jersey and Pennsylvania Funds until September 15, 1995. Thereafter, the full management fee is being reinstated gradually under schedules determined by KFS. The tables for these Funds reflect the full management fee rate without any waiver.



The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


FINANCIAL HIGHLIGHTS


The tables below show financial information for each Fund expressed in terms of one share outstanding throughout the period. The information in the table for each Fund is covered by the report of the Trusts' independent auditors. The report is contained in each Trust's Registration Statement and is available from that Trust. The financial statements contained in the Trusts' 1995 Annual Reports to Shareholders are incorporated herein by reference and may be obtained by writing or calling the applicable Trust.

                                 MUNICIPAL FUND


                                                                         YEAR ENDED SEPTEMBER 30,
                                           1995     1994     1993     1992     1991     1990     1989     1988     1987     1986
                                          ---------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year        $ 9.69    10.95    10.29    10.05     9.40     9.59     9.40     9.08     9.61     8.44
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      .55      .55      .61      .65      .69      .69      .70      .70      .70      .74
----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss)                                     .50     (.92)     .82      .35      .62     (.19)     .19      .34     (.51)    1.15
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            1.05     (.37)    1.43     1.00     1.31      .50      .89     1.04      .19     1.89
----------------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment
    income                                   .55      .56      .62      .63      .66      .69      .70      .72      .72      .72
----------------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain        .04      .33      .15      .13       --       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------------------
Total dividends                              .59      .89      .77      .76      .66      .69      .70      .72      .72      .72
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year              $10.15     9.69    10.95    10.29    10.05     9.40     9.59     9.40     9.08     9.61
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                          11.15    (3.67)   14.50    10.36    14.36     5.25     9.74    11.88     1.80    23.17
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                     .66      .60      .47      .48      .48      .49      .49      .51      .53      .52
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                       5.63     5.42     5.78     6.44     6.97     7.14     7.26     7.55     7.29     8.08
----------------------------------------------------------------------------------------------------------------------------------



                                                                            CLASS B                           CLASS C
                                                                 ------------------------------    ------------------------------
                                                                                     MAY 31,                           MAY 31,
                                                                  YEAR ENDED         1994 TO        YEAR ENDED         1994 TO
                                                                 SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                                     1995             1994             1995             1994
                                                                 -------------    -------------    -------------    -------------
CLASS B AND C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $  9.67             9.95             9.69             9.95
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 .46              .14              .47              .16
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                               .50             (.26)             .51             (.26)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        .96             (.12)             .98             (.10)
------------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                               .46              .16              .47              .16
------------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                                   .04               --              .04               --
------------------------------------------------------------------------------------------------------------------------------
Total dividends                                                         .50              .16              .51              .16
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $ 10.13             9.67            10.16             9.69
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                     10.17            (1.24)           10.32            (1.03)
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                               1.55             1.56             1.51             1.53
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  4.74             4.55             4.78             4.56
------------------------------------------------------------------------------------------------------------------------------



                                                                                      YEAR ENDED SEPTEMBER 30,
                                                                      1995         1994         1993         1992         1991
                                                                   --------------------------------------------------------------
ALL CLASSES
SUPPLEMENTAL FUND DATA:
Net assets at end of year (in thousands)                           $3,510,648    3,716,997    4,072,626    3,154,972    2,465,928
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                86           50           52           32           29
----------------------------------------------------------------------------------------------------------------------------------

                          INTERMEDIATE MUNICIPAL FUND



                                                                                                          NOVEMBER 1, 1994
                                                                                                      (INITIAL PUBLIC OFFERING)
                                                                                                        TO SEPTEMBER 30, 1995
                                                                                                    -----------------------------
                                                                                                    CLASS A    CLASS B    CLASS C
                                                                                                    -----------------------------
INTERMEDIATE MUNICIPAL FUND
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                                $  9.50      9.50       9.50
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                                 .45       .36        .38
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                                      .68       .68        .69
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                       1.13      1.04       1.07
------------------------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income                                                            .45       .36        .38
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                      $ 10.18     10.18      10.19
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                                                     12.08     11.13      11.43
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%): (a)
Expenses absorbed by the Fund                                                                           .55      1.42       1.28
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                  5.00      4.13       4.27
------------------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (%): (a)
Expenses                                                                                               1.05      1.92       1.78
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                  4.50      3.63       3.77
------------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL FUND DATA:
Net assets at end of period (in thousands)                                                          $16,169
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                                              60
------------------------------------------------------------------------------------------------------------------------------------



         NOTES FOR BOTH NATIONAL TAX-FREE INCOME SERIES FUNDS:



    (a) KFS agreed to waive the management fee of the Intermediate Municipal Fund from its inception, November 1, 1994, through April 30, 1995. Thereafter, the management fee is being gradually reinstated. "Other ratios to average net assets" are computed without the undertaking to waive the management fee.



         Ratios have been determined on an annualized basis. Total return is not annualized and does not reflect the effect of any sales charges.

                                CALIFORNIA FUND



                                                                                       OCTOBER 1,
                                                       YEAR ENDED AUGUST 31,            1989 TO       YEAR ENDED SEPTEMBER 30,
                                               -------------------------------------   AUGUST 31,   -----------------------------
                                               1995    1994    1993    1992    1991       1990      1989    1988    1987    1986
                                               -------------------------------------   ------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year             $7.22    8.01    7.57    7.31    6.96     $ 7.17      7.03    6.76    7.11    6.33
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .39     .39     .44     .46     .46        .43       .49     .50     .50     .55
----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        .17    (.44)    .53     .29     .35       (.09)      .22     .27    (.35)    .78
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 .56    (.05)    .97     .75     .81        .34       .71     .77     .15    1.33
----------------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income        .39     .39     .44     .46     .46        .43       .49     .50     .50     .55
----------------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain            .04     .35     .09     .03      --        .12       .08      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
Total dividends                                  .43     .74     .53     .49     .46        .55       .57     .50     .50     .55
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                   $7.35    7.22    8.01    7.57    7.31       6.96      7.17    7.03    6.76    7.11
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                               8.13    (.74)  13.21   10.47   12.00       4.86     10.36   11.72    2.51   21.78
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                         .74     .74     .63     .64     .66        .64       .63     .63     .65     .67
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                           5.53    5.30    5.68    6.11    6.43       6.58      6.78    7.15    6.92    7.76
----------------------------------------------------------------------------------------------------------------------------------



                                                                                CLASS B                       CLASS C
                                                                       --------------------------    --------------------------
                                                                                        MAY 31,                       MAY 31,
                                                                       YEAR ENDED       1994 TO      YEAR ENDED       1994 TO
                                                                       AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,
                                                                          1995           1994           1995           1994
                                                                       --------------------------    --------------------------
CLASS B AND C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                      $7.22           7.23           7.22           7.23
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                     .33            .08            .33            .08
----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                                   .17           (.01)           .16           (.01)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            .50            .07            .49            .07
----------------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                                   .33            .08            .33            .08
----------------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                                       .04             --            .04             --
----------------------------------------------------------------------------------------------------------------------------------
Total dividends                                                             .37            .08            .37            .08
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $7.35           7.22           7.34           7.22
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                          7.17           1.05           7.08            .96
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                                   1.60           1.60           1.56           1.56
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                      4.67           4.48           4.71           4.76
----------------------------------------------------------------------------------------------------------------------------------



                                                                                     YEAR ENDED AUGUST 31,
                                                                     1995         1994         1993         1992        1991
                                                                  ------------------------------------------------------------
SUPPLEMENTAL FUND DATA:
Net assets at end of year (in thousands)                          $1,087,232    1,168,449    1,331,377    1,182,891    973,408
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                               69           37           59           15         17
----------------------------------------------------------------------------------------------------------------------------------



See footnotes after tables.

                                  FLORIDA FUND



                                                                                                                   APRIL 25,
                                                                                                                    1991 TO
                                                                                    YEAR ENDED AUGUST 31,          AUGUST 31,
                                                                               1995     1994     1993     1992        1991
                                                                              ---------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                          $10.11    10.98    10.22     9.69       9.50
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                          .53      .52      .58      .64        .23
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                                        .30     (.52)     .81      .53        .19
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 .83       --     1.39     1.17        .42
-----------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                                        .53      .52      .58      .64        .23
-----------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                                            .14      .35      .05       --         --
-----------------------------------------------------------------------------------------------------------------------------
Total dividends                                                                  .67      .87      .63      .64        .23
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $10.27    10.11    10.98    10.22       9.69
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                               8.62     (.11)   13.96    12.51       4.27
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%): (a)
Expenses                                                                         .80      .79      .63      .25         --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                           5.30     5.04     5.48     6.25       6.52
-----------------------------------------------------------------------------------------------------------------------------



                                                                                  CLASS B                     CLASS C
                                                                          ------------------------    ------------------------
                                                                                         MAY 31,                     MAY 31,
                                                                          YEAR ENDED     1994 TO      YEAR ENDED     1994 TO
                                                                          AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,
                                                                             1995          1994          1995          1994
CLASS B AND C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                        $10.10         10.13         10.10         10.13
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                        .44           .11           .45           .11
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                                      .30          (.03)          .30          (.03)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                               .74           .08           .75           .08
-----------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                                      .44           .11           .45           .11
-----------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                                          .14            --           .14            --
-----------------------------------------------------------------------------------------------------------------------------
Total dividends                                                                .58           .11           .59           .11
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $10.26         10.10         10.26         10.10
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                             7.67           .74          7.84           .75
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                                      1.65          1.70          1.52          1.54
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                         4.45          4.28          4.58          4.52
-----------------------------------------------------------------------------------------------------------------------------



                                                                                                                       APRIL 25,
                                                                                                                        1991 TO
                                                                                YEAR ENDED AUGUST 31,                  AUGUST 31,
                                                                     1995         1994         1993         1992          1991
                                                                   ---------------------------------------------------------------
SUPPLEMENTAL FUND DATA:
Net assets at end of period (in thousands)                          $117,292      124,721      129,702      109,276       41,923
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   96           53           35           20           33
----------------------------------------------------------------------------------------------------------------------------------



See footnotes after tables.

                                 MICHIGAN FUND



                                                                                       CLASS A       CLASS B       CLASS C
                                                                                      ----------    ----------    ----------
                                                                                      MARCH 15,     MARCH 15,     MARCH 15,
                                                                                       1995 TO       1995 TO       1995 TO
                                                                                      AUGUST 31,    AUGUST 31,    AUGUST 31,
                                                                                         1995          1995          1995
                                                                                      ----------    ----------    ----------
MICHIGAN FUND:

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                    $ 9.50         9.50          9.50
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                    .22          .18           .18
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                         .26          .27           .26
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                           .48          .45           .44
----------------------------------------------------------------------------------------------------------------------------
  Less distribution from net investment income                                             .22          .18           .18
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                          $ 9.76         9.77          9.76
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                                         5.00         4.72          4.63
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):(b)
Expenses absorbed by the Fund                                                              .41         1.21          1.21
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     4.82         4.02          4.02
----------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (%):(b)
Expenses                                                                                   .96         1.76          1.76
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     4.27         3.47          3.47
----------------------------------------------------------------------------------------------------------------------------



                                                                                                               MARCH 15,
                                                                                                                1995 TO
                                                                                                               AUGUST 31,
                                                                                                                  1995
                                                                                                               ----------
SUPPLEMENTAL FUND DATA:
Net assets at end of period (in thousands)                                                                       $3,079
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                                                         161
----------------------------------------------------------------------------------------------------------------------------



See footnotes after tables.



                                NEW JERSEY FUND



                                                                                       CLASS A       CLASS B       CLASS C
                                                                                      ----------    ----------    ----------
                                                                                      MARCH 15,     MARCH 15,     MARCH 15,
                                                                                       1995 TO       1995 TO       1995 TO
                                                                                      AUGUST 31,    AUGUST 31,    AUGUST 31,
                                                                                         1995          1995          1995
                                                                                      ----------    ----------    ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                    $ 9.50          9.50          9.50
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                    .22           .18           .18
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                         .25           .27           .27
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                           .47           .45           .45
------------------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income                                               .22           .18           .18
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                          $ 9.75          9.77          9.77
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                                         4.89          4.69          4.75
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%): (b)
Expenses absorbed by the Fund                                                              .39          1.18          1.18
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     4.99          4.20          4.20
------------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (%): (b)
Expenses                                                                                   .94          1.73          1.73
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     4.44          3.65          3.65
------------------------------------------------------------------------------------------------------------------------------



                                                                                                               MARCH 15,
                                                                                                                1995 TO
                                                                                                               AUGUST 31,
                                                                                                                  1995
                                                                                                               ----------
SUPPLEMENTAL FUND DATA:
Net assets at end of period (in thousands)                                                                       $4,309
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                                                          68
------------------------------------------------------------------------------------------------------------------------



See footnotes after tables.

                                 NEW YORK FUND



                                                                           JULY 1,                                   DECEMBER 31,
                                                                           1990 TO                                     1985 TO
                                         YEAR ENDED AUGUST 31,            AUGUST 31,       YEAR ENDED JUNE 30,         JUNE 30,
        CLASS A SHARES            1995    1994    1993    1992    1991       1990      1990    1989    1988   1987       1986
                                 --------------------------------------  ----------    ---------------------------  ------------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year                           $10.73   11.59   10.97   10.41    9.90      10.02     10.22    9.63   9.75   9.62       9.50
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income             .58     .58     .63     .65     .69        .12       .72     .64    .55    .53        .16
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
    gain (loss)                     .20    (.60)    .72     .56     .51       (.12)     (.18)    .59   (.12)   .13        .12
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                        .78    (.02)   1.35    1.21    1.20         --       .54    1.23    .43    .66        .28
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net
    investment income               .58     .58     .63     .65     .69        .12       .72     .64    .55    .53        .16
---------------------------------------------------------------------------------------------------------------------------------
  Distribution from net
    realized gain                   .13     .26     .10      --      --         --       .02      --     --     --         --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                     .71     .84     .73     .65     .69        .12       .74     .64    .55    .53        .16
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year     $10.80   10.73   11.59   10.97   10.41       9.90     10.02   10.22   9.63   9.75       9.62
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                  7.62    (.19)  12.82   12.07   12.54        .02      5.53   13.18   4.56   6.97       2.78
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (c)
Expenses                            .81     .76     .67     .66     .40        .72       .72    1.42   1.97   2.05       1.59
---------------------------------------------------------------------------------------------------------------------------------
Net investment income              5.47    5.29    5.69    6.12    6.77       6.45      6.33    5.25   5.41   4.58       4.11
---------------------------------------------------------------------------------------------------------------------------------



                                                                     CLASS B                               CLASS C
                                                        ----------------------------------    ----------------------------------
                                                                               MAY 31,                               MAY 31,
                                                          YEAR ENDED           1994 TO          YEAR ENDED           1994 TO
                                                          AUGUST 31,         AUGUST 31,         AUGUST 31,         AUGUST 31,
                CLASS B AND C SHARES                         1995               1994               1995               1994
                                                        ---------------    ---------------    ---------------    ---------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                        $ 10.73              10.77              10.73              10.77
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         .48                .12                .48                .12
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                       .20               (.04)               .19               (.04)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                .68                .08                .67                .08
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                       .48                .12                .48                .12
---------------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                           .13                 --                .13                 --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                                                 .61                .12                .61                .12
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 10.80              10.73              10.79              10.73
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                              6.69                .75               6.64                .70
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                       1.67               1.68               1.62               1.63
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          4.61               4.36               4.66               4.68
---------------------------------------------------------------------------------------------------------------------------------



                                                                                      YEAR ENDED AUGUST 31,
                            ALL CLASSES                                  1995       1994       1993       1992       1991
                                                                       ----------------------------------------------------------
SUPPLEMENTAL FUND DATA:
Net assets at end of year (in thousands)                               $319,477    342,839    354,461    290,464    229,350
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 112         43         36         16         26
---------------------------------------------------------------------------------------------------------------------------------



See footnotes after tables.

                                   OHIO FUND



                                                                                                              MARCH 22,
                                                                                          YEAR ENDED           1993 TO
                                                                                          AUGUST 31,          AUGUST 31,
                                    CLASS A SHARES                                       1995     1994           1993
                                                                                       ------------------   -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                     $9.56    9.98           9.50
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                    .50     .53            .24
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                                                  .25    (.41)           .48
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                           .75     .12            .72
-----------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                                                  .50     .53            .24
-----------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                                                       --     .01             --
-----------------------------------------------------------------------------------------------------------------------------
Total dividends                                                                            .50     .54            .24
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $9.81    9.56           9.98
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                                         8.20    1.23           7.54
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%): (d)
Expenses absorbed by the Fund                                                              .63     .02             --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     5.27    5.44           5.21
-----------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (%): (d)
Expenses                                                                                   .83     .82            .86
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     5.07    4.64           4.36
-----------------------------------------------------------------------------------------------------------------------------



                                                                                  CLASS B                     CLASS C
                                                                          ------------------------    ------------------------
                                                                                         MAY 31,                     MAY 31,
                                                                          YEAR ENDED     1994 TO      YEAR ENDED     1994 TO
                                                                          AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,
                         CLASS B AND C SHARES                                1995          1994          1995          1994
                                                                          ----------    ----------    ----------    ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                        $ 9.56         9.54          9.56          9.54
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                        .44          .14           .44           .14
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                             .25          .02           .25           .02
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                               .69          .16           .69           .16
-------------------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income                                   .44          .14           .44           .14
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $ 9.81         9.56          9.81          9.56
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                             7.57         1.55          7.56          1.55
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%): (d)
Expenses absorbed by the Fund                                                 1.32          .22          1.27           .21
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                         4.58         4.72          4.63          5.04
-------------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (%): (d)
Expenses                                                                      1.75         1.72          1.69          1.67
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                         4.15         3.22          4.21          3.58
-------------------------------------------------------------------------------------------------------------------------------



                                                                                                              MARCH 22,
                                                                                    YEAR ENDED AUGUST          1993 TO
                                                                                           31,                AUGUST 31,
                                   ALL SHARES                                         1995       1994            1993
                                                                                    ------------------   ------------------
SUPPLEMENTAL FUND DATA:
Net assets at end of period (in thousands)                                          $ 31,450    23,769          15,530
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                               90       103              17
-------------------------------------------------------------------------------------------------------------------------------



See footnotes after tables.

                               PENNSYLVANIA FUND



                                                                                           CLASS A      CLASS B      CLASS C
                                                                                          ----------   ----------   ----------
                                                                                          MARCH 15,    MARCH 15,    MARCH 15,
                                                                                           1995 TO      1995 TO      1995 TO
                                                                                          AUGUST 31,   AUGUST 31,   AUGUST 31,
                                      ALL CLASSES                                            1995         1995         1995
                                                                                          ----------   ----------   ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                        $ 9.50         9.50         9.50
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                        .22          .18          .19
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                             .31          .30          .31
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                               .53          .48          .50
--------------------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income                                                   .22          .18          .19
--------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                                            $ 9.81         9.80         9.81
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                                             5.54         5.05         5.18
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%): (b)
Expenses absorbed by the Fund                                                                  .46         1.24         1.21
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                         4.93         4.15         4.18
--------------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (%): (b)
Expenses                                                                                      1.01         1.79         1.76
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                         4.38         3.60         3.63
--------------------------------------------------------------------------------------------------------------------------------



                                                                                                                MARCH 15,
                                                                                                                 1995 TO
                                                                                                                AUGUST 31,
                                                 ALL CLASSES                                                       1995
                                                                                                                ----------
SUPPLEMENTAL FUND DATA:
Net assets at end of period (in thousands)                                                                        $2,118
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                                                           85
--------------------------------------------------------------------------------------------------------------------------------



See footnotes after tables.

                                   TEXAS FUND



                                                                                                               NOVEMBER 1,
                                                                                                                 1991 TO
                                                                           YEAR ENDED AUGUST 31,                AUGUST 31,
                                                                      1995          1994          1993             1992
                                                                   --------------------------------------    ----------------
TEXAS
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $10.14        10.69          9.95             9.50
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                  .54          .56           .60              .50
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                                .36         (.42)          .74              .45
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         .90          .14          1.34              .95
-----------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                                .54          .56           .60              .50
-----------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                                    .08          .13            --               --
-----------------------------------------------------------------------------------------------------------------------------
Total dividends                                                          .62          .69           .60              .50
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $10.42        10.14         10.69             9.95
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                       9.28         1.28         13.89            10.15
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%): (e)
Expenses absorbed by the Fund                                            .70          .36           .08               --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                   5.37         5.38          5.79             5.98
-----------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (%): (e)
Expenses                                                                 .89          .90           .79              .93
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                   5.18         4.82          5.08             5.05
-----------------------------------------------------------------------------------------------------------------------------



                                                                                  CLASS B                     CLASS C
                                                                          ------------------------    ------------------------
                                                                             YEAR        MAY 31,         YEAR        MAY 31,
                                                                            ENDED        1994 TO        ENDED        1994 TO
                                                                          AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,
                                                                             1995          1994          1995          1994
                                                                          ----------    ----------    ----------    ----------
CLASS B AND C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                         $10.15        10.17         10.15         10.17
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                         .45          .12           .46           .12
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                                       .35         (.02)          .35          (.02)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                .80          .10           .81           .10
-------------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                                       .45          .12           .46           .12
-------------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                                           .08           --           .08            --
-------------------------------------------------------------------------------------------------------------------------------
Total dividends                                                                 .53          .12           .54           .12
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $10.42        10.15         10.42         10.15
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                              8.16          .92          8.27           .88
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%): (e)
Expenses absorbed by the Fund                                                  1.54         1.24          1.50          1.23
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                          4.53         4.44          4.57          3.96
-------------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (%): (e)
Expenses                                                                       1.73         1.78          1.69          1.77
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                          4.34         3.90          4.38          3.42
-------------------------------------------------------------------------------------------------------------------------------



                                                                                                                 NOVEMBER 1,
                                                                                                                   1991 TO
                                                                                     YEAR ENDED AUGUST 31,       AUGUST 31,
                                                                                   1995       1994      1993        1992
                                                                                  ---------------------------    -----------
SUPPLEMENTAL FUND DATA:
Net assets at end of period (in thousands)                                        $14,877    15,409    12,341       7,810
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%):                                                           75        58        47          18
-------------------------------------------------------------------------------------------------------------------------------



See footnotes after tables.

NOTES FOR ALL STATE TAX-FREE INCOME SERIES FUNDS:



(a) Certain expenses of the Florida Fund were waived or absorbed by KFS during each of the three periods shown ending August 31, 1993. If no waiver had been in place during this time, the expense ratios would have increased .86%, .42% and 0.1% of average net assets, respectively, with a corresponding decrease in the net investment income ratios during these periods.



(b) KFS agreed to waive the management fee of the Michigan Fund, New Jersey Fund and the Pennsylvania Fund from their inception, March 15, 1995, through September 15, 1995. Thereafter, the management fees will be gradually reinstated. "Other ratios to average net assets" are computed without the undertaking to waive the management fee.



(c) Certain expenses of the New York Fund were waived or absorbed by KFS during various periods shown. Beginning July 1, 1991, the New York Fund began paying all expenses in full. The ratios shown are computed without the undertaking to waive or absorb expenses.



(d) Certain expenses of the Ohio Fund were waived or absorbed by KFS from March 22, 1993 through June 30, 1994. Thereafter, these expenses were gradually reinstated through June 30, 1995. "Other ratios to average net assets" are computed without the undertaking to waive such expenses.



(e) Certain expenses of the Texas Fund were waived or absorbed by KFS from November 1, 1991 through December 31, 1992. Thereafter, expenses (excluding the management fee) were gradually reinstated through June 30, 1995. "Other ratios to average net assets" are computed without the undertaking to waive such expenses.



Ratios have been determined on an annualized basis. Total return is not annualized and does not reflect the effect of sales charges.

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS


Kemper Tax-Free Income Funds consist of two open-end management investment companies ("Trusts"), Kemper National Tax-Free Income Series (the "National Trust") and Kemper State Tax-Free Income Series (the "State Trust") that offer a choice of investment portfolios ("Funds") designed for investors seeking a high level of current income exempt from federal income tax and, in the case of certain Funds, from the income taxes of a particular state. The National Trust consists of two "National Funds": Kemper Municipal Bond Fund ("Municipal Fund") and Kemper Intermediate Municipal Bond Fund ("Intermediate Municipal Fund") and the State Trust consists of eight separate "State Funds". Each Trust may offer additional Funds in the future.

Under normal conditions, as a fundamental investment policy, each Fund will maintain at least 80% of its investments in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from federal income taxes ("Municipal Securities"). As indicated under "Dividends and Taxes," the Funds may invest in "private activity bonds." The Funds currently do not consider private activity bonds to be Municipal Securities for purposes of the 80% limitation.

The assets of each Fund consist of (a) Municipal Securities; (b) temporary investments in high grade taxable fixed income instruments including repurchase agreements (See "Temporary Investments" below for more information); (c) financial futures contracts and options (which may produce taxable gains) as described under "Additional Investment Information" below; and (d) cash. From time to time, a Fund may purchase insurance on the securities in the Fund's portfolio. While such insurance provides protection against default of the issuer, it does not protect against a decline in the value of a security as a result of market conditions. For the Municipal Fund, all Municipal Securities will be rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff") or any other Nationally Recognized Statistical Rating Organization ("NRSRO") as designated by the Securities and Exchange Commission ("SEC"), provided that up to 10% of the net assets of the Municipal Fund may be invested in Municipal Securities that are lower rated ("junk bonds") or unrated. For the Intermediate Municipal Fund and the State Funds, all Municipal Securities will be rated at the time of purchase within the four highest grades assigned by Moody's, S&P, Fitch or Duff or any other NRSRO as designated by the SEC, or will be of comparable quality as determined by the Fund's investment manager, provided that up to 10% of a Fund's net assets may be invested without regard to this limitation. The top four ratings currently assigned by these organizations are as follows: Moody's (Aaa, Aa, A or Baa), S&P (AAA, AA, A or BBB), Fitch (AAA, AA, A or BBB) and Duff (AAA, AA, A or BBB).

Municipal Securities are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and the obtaining of funds to loan to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although the current federal tax laws place substantial limitations on the size of such issues.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds that are Municipal Securities are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. There are, of course, variations in the degree of risk of Municipal Securities, both within a particular classification and between classifications, depending on numerous factors.

There are market and investment risks with any security and the value of an investment in a Fund will fluctuate over time. Normally, the value of a Fund's investments varies inversely with changes in interest rates and longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities. There can be no assurance that the objective of any Fund will be achieved. Municipal Securities rated within the four highest grades by Moody's, S&P, Fitch or Duff are generally considered to be "investment grade." Like higher rated securities, securities rated in the Baa/BBB categories are considered to have adequate capacity to pay principal and interest, although they may have fewer protective provisions than higher rated securities and thus may be adversely affected by severe economic circumstances and are considered to have speculative characteristics. For a discussion of lower rated or non-rated securities and related risks, see "Special Risk Factors--High Yield (High Risk) Bonds" below.

Each State Fund is "non-diversified" and, as such, may invest more than 5% of its assets in the obligations of an issuer, subject to the diversification requirements of Subchapter M of the Internal Revenue Code applicable to the Fund. This allows a State Fund, as to 50% of its assets, to invest more than 5% of its assets, but not more than 25%, in the fixed income securities of any municipality or other tax-exempt issuer. Since a State Fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, it will be more susceptible to economic, political or regulatory occurrences than a diversified fund. See "Investment Restrictions" in the Statement of Additional Information. Also, see "Investments--Special Risk Factors" in the Statement of Additional Information for more information concerning the risks associated with investment in Municipal Securities of the particular states.

MUNICIPAL FUND. The objective of the Municipal Fund is to provide as high a level of current interest income exempt from federal income taxes as is consistent with preservation of capital. The Municipal Fund seeks to achieve its objective by investing primarily in a diversified portfolio of Municipal Securities. Although the Municipal Fund is not limited as to portfolio maturity, the dollar-weighted average portfolio maturity of this Fund, under normal market conditions, is expected to be longer than 10 years.

INTERMEDIATE MUNICIPAL FUND. The objective of the Intermediate Municipal Fund is to provide as high a level of current income that is exempt from federal income taxes as is consistent with preservation of capital. The Intermediate Municipal Fund seeks to achieve its objective by investing in a diversified portfolio of Municipal Securities.

As a non-fundamental policy, the dollar-weighted average portfolio maturity of this Fund, under normal market conditions, will be between 3 and 10 years. The maturity of a security held by the Fund will generally be considered to be the time remaining until repayment of the principal amount of such security, except that a security will be treated as having a maturity earlier than its stated maturity date if it has technical features (such as puts or demand features) or a variable rate of interest which, in the judgment of the Fund's investment manager, will result in the security being valued in the market as though it has the earlier maturity. Intermediate-term securities generally are more stable and less susceptible to changes in market value than longer term securities although they in most cases offer lower yields than securities with longer maturities.

The investment manager believes that investment in intermediate-term securities allows the Fund to seek both high current income and preservation of capital. There is, however, no assurance that the Fund's objective will be achieved. The return and net asset value of the Fund will fluctuate.

CALIFORNIA FUND. The objective of the California Fund is to provide a high level of current income that is exempt from federal and California income taxes. The California Fund seeks to achieve its objective by investing in a non-diversified portfolio of Municipal Securities. The California Fund intends to generate dividends that are exempt from California income taxes. Such dividend income may be subject to local taxes. Under California law a mutual fund must have at least 50% of its total assets invested in California state and local issues the income from which is exempt from California income tax ("California Municipal Securities") at the end of each quarter of its taxable year in order to be eligible to pay to California residents dividends that are wholly or partially exempt from California income taxes. Accordingly, the California Fund intends to invest a minimum of 50% of its assets in California Municipal Securities and may invest up to 100% of its assets in such securities. The California Fund normally maintains at least 80% of its investments in California Municipal Securities.


Investors should be aware that certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives, as well as the general financial condition of the State, could result in certain adverse consequences for owners of California Municipal Securities. The natural disasters that California has experienced in recent years may impair local issuer financial performance. In addition, amendments in recent years to the California Constitution and statutes that limit the taxing and spending authority of California governmental entities may impair the ability of the issuers of some California Municipal Securities to maintain debt service on their obligations. Other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

FLORIDA FUND. The objective of the Florida Fund is to provide a high level of current income that is exempt from federal income taxes. The Florida Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of obligations issued by the State of Florida, its political subdivisions, agencies or instrumentalities and other securities that are exempt from the Florida intangibles tax and the interest from which is exempt from federal income taxes ("Florida Municipal Securities"). Dividends representing interest income received by the Florida Fund on Florida Municipal Securities will be exempt from federal income taxes. Dividend income may be subject to state and local taxes. Florida currently has no income tax for individuals. Since the investment manager believes that exemption from the Florida intangibles tax is likely to be available, the Florida Fund generally will seek investments enabling shares of the Florida Fund to be exempt from the intangibles tax. However, there is no assurance that an exemption from the Florida intangibles tax will be available. See "Dividends and Taxes." Florida Municipal Securities may at times have lower yields than other tax-exempt securities. Taking advantage of the exemption from the Florida intangibles tax could result in higher portfolio turnover and related transaction costs. As a temporary defensive position, to the extent Florida Municipal Securities are at any time unavailable or unattractive for investment by the Florida Fund, it will invest in other debt securities the interest from which is exempt from federal income tax. Under normal market conditions, as a non-fundamental policy, the Florida Fund will maintain at least 65% of its total assets in Florida Municipal Securities. See also "Dividends and Taxes."

Florida is characterized by rapid growth, substantial capital needs, a manageable debt burden, a diversifying but still somewhat narrow economic base and good financial operations. The State continues to experience rapid population growth although not as great as in previous years. The slower population growth rate should allow the State to catch up on its capital needs. Technology-based manufacturing, healthcare and financial services have joined tourism and agriculture as leading elements of Florida's continued economic growth. Florida's overall financial position remains healthy, despite swings in financial operations over the past several years. The swings are reflective of the State's reliance on the sales tax as the major revenue source. Florida has increased its funding of capital projects through more frequent debt issuance rather than the historical pay-as-you-go method.

MICHIGAN FUND. The objective of the Michigan Fund is to provide a high level of current income that is exempt from federal and Michigan income taxes. The Michigan Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of obligations issued by or on behalf of Michigan, its political subdivisions, agencies or instrumentalities the interest from which is exempt from federal and Michigan income taxes ("Michigan Municipal Securities"). Dividends representing interest income received by the Michigan Fund on Michigan Municipal Securities will be exempt from federal and Michigan income taxes. Such dividend income may be subject to other state and local taxes. To the extent that Michigan Municipal Securities are at any time unavailable or unattractive for investment by the Michigan Fund, it will invest temporarily in other debt securities the interest from which is exempt from federal income tax. Under normal market conditions, as a non-fundamental policy, the Michigan Fund will maintain at least 65% of its total assets in Michigan Municipal Securities.

Michigan's economic performance relies heavily on national economic trends. Its economy is highly industrialized with an economic base concentrated in the manufacturing sector. This concentration has generally caused the State's economy to be more volatile than that of more diversified states, although its long term growth has kept pace with the nation due to gains in other sectors. The most recent economic recession had a milder affect on the State compared to the recession of the 1980's. The restructuring of the State's manufacturing industry following the recession of the 1980's improved the industry's overall competitive position. In addition, the rebound in the automotive industry of the past several years has improved the State's current economic and financial position. Michigan's future economic growth will likely come from growth in its service sector.


NEW JERSEY FUND. The objective of the New Jersey Fund is to provide a high level of current income that is exempt from federal and New Jersey income taxes. The New Jersey Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of obligations issued by or on behalf of New Jersey, its political subdivisions, agencies or instrumentalities the interest from which is exempt from federal and New Jersey income taxes ("New Jersey Municipal Securities"). Dividends representing interest income received by the New Jersey Fund on New Jersey Municipal Securities will be exempt from federal and New Jersey income taxes. Such dividend income may be subject to other state and local taxes. To the extent that New Jersey Municipal Securities are at any time unavailable or unattractive for investment by the New Jersey Fund, it will invest temporarily in other debt securities the interest from which is exempt from federal income tax. Under normal market conditions, as a non-fundamental policy, the New Jersey Fund will maintain at least 65% of its total assets in New Jersey Municipal Securities.



New Jersey is the ninth most populous state in the nation. Per capita income in 1993 was the second highest of the states and 129% of the national average. The distribution of employment in New Jersey mirrors that of the nation. After an extraordinary boom in the mid-1980's, New Jersey and the rest of the Northeast fell into a recession a year before the national recession officially began. Along with the rest of the Northeast, New Jersey climbed out of the recession more slowly than the rest of the nation. Since 1992, the unemployment rate in New Jersey has exceeded the national average; the unemployment rates for New Jersey and the nation during the first quarter of 1995 were 6.9% and 5.9%, respectively.



NEW YORK FUND. The objective of the New York Fund is to provide a high level of current income that is exempt from federal, New York State and New York City income taxes. The New York Fund seeks to achieve its objective by investing in a non-diversified portfolio of obligations issued by or on behalf of New York State, its political subdivisions, authorities and corporations, and territories and possessions of the United States and their political subdivisions, agencies and instrumentalities the interest from which is exempt from federal, New York State and New York City income taxes ("New York Municipal Securities"). Dividends representing interest income received by the New York Fund on New York Municipal Securities will be exempt from federal, New York State and New York City income taxes. Such dividend income may be subject to other state and local taxes. To the extent New York Municipal Securities are at any time unavailable or unattractive for investment by the New York Fund, it will invest temporarily in other debt securities the interest from which is exempt from federal income tax. Under normal market conditions, as a non-fundamental policy, the New York Fund will maintain at least 65% of its total assets in New York Municipal Securities.



New York is the third most populous state in the nation; New York City accounts for about 40% of the State's population. After a boom in the mid-1980's, New York and the rest of the Northeast fell into a recession a year before the national recession officially began. Along with the rest of the Northeast, New York climbed out of the recession more slowly than the rest of the nation. New York ranks fourth in the nation in personal income. In 1990, per capita personal income was 120% of the national average. Employment distribution is similar to that of the nation except for a higher concentration in the Finance, Insurance and Real Estate ("FIRE") sector and a lower concentration in manufacturing. Historically, unemployment is more cyclical than for the United States as a whole. Since 1991, New York unemployment has exceeded the U.S. average.

OHIO FUND. The objective of the Ohio Fund is to provide a high level of current income that is exempt from federal and Ohio income taxes. The Ohio Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of obligations issued by or on behalf of the State of Ohio, its political subdivisions, agencies or instrumentalities the interest from which is exempt from federal and Ohio income taxes ("Ohio Municipal Securities"). Dividends representing interest income received by the Ohio Fund on Ohio Municipal Securities will be exempt from federal and Ohio income taxes. Such dividend income may be subject to other state and local taxes. To the extent Ohio Municipal Securities are at any time unavailable or unattractive for investment by the Ohio Fund, it will invest temporarily in other debt securities the interest from which is exempt from federal income tax. Under normal market conditions, as a non-fundamental policy, the Ohio Fund will maintain at least 65% of its total assets in Ohio Municipal Securities.


Ohio dealt successfully with financial difficulties in prior years and may face long-term problems in certain regions and the economy. The economy depends in part upon durable goods manufacturing, primarily motor vehicles and equipment, steel, rubber products and household appliances. As a result, economic activity in Ohio tends to be more cyclical than some other states and the nation as a whole. However, since 1982, the State's economy has been growing and diversifying as employment shifts into services, trade, finance and insurance.


PENNSYLVANIA FUND. The objective of the Pennsylvania Fund is to provide a high level of current income that is exempt from federal and Pennsylvania income taxes. The Pennsylvania Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of obligations issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, agencies or instrumentalities the interest from which is exempt from federal and Pennsylvania income taxes ("Pennsylvania Municipal Securities"). Dividends representing interest income received by the Pennsylvania Fund on Pennsylvania Municipal Securities will be exempt from federal and Pennsylvania income taxes and (for residents of Philadelphia) from Philadelphia School District Income Tax and (for residents of Pittsburgh) from the intangibles tax for the City and School District of Pittsburgh. Such dividend income may be subject to other state and local taxes. To the extent that Pennsylvania Municipal Securities are at any time unavailable or unattractive for investment by the Pennsylvania Fund, it will invest temporarily in other debt securities the interest from which is exempt from federal income tax. Under normal market conditions, as a non-fundamental policy, the Pennsylvania Fund will maintain at least 65% of its total assets in Pennsylvania Municipal Securities.


While Pennsylvania is among the leading states in manufacturing and mining, it is transforming into a services and high-tech economy as evidenced by its growing reputation as a health and education center. The recent recession adversely affected the Commonwealth starting in 1991, but has been more moderate than in other Mid-Atlantic and Northeastern states because its economy is less dependent upon financial services and the defense/aerospace industries. Competition from foreign markets, particularly in the steel industry, contributed to the job losses in the Commonwealth's manufacturing sector; however, the result was a restructuring in the industry which helped the Commonwealth weather the recent recession much more successfully than in past recessions. Projections made in early 1994 are for an economy that should be stronger than its neighboring states for the next several years, due to the restructuring and modernization of many of its manufacturing factories, but that will still lag the expected growth in the South and Midwest. The replacement of highly paid manufacturing jobs for those in the services and trade sectors will impede income growth. Relative cost advantages which are available to businesses in the Commonwealth compared to its neighboring states, as well as the restructuring and modernization of manufacturing plans, should aid in boosting the economy.

TEXAS FUND. The objective of the Texas Fund is to provide a high level of current income that is exempt from federal income taxes. The Texas Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of obligations issued by or on behalf of Texas, its political subdivisions, agencies or instrumentalities the interest from which is exempt from federal income taxes ("Texas Municipal Securities"). Dividends representing interest income received by the Texas Fund on Texas Municipal Securities will be exempt from federal income taxes. Such dividend income may be subject to state and local taxes. However, Texas currently has no income tax for individuals. To the extent Texas Municipal Securities are at any time unavailable or unattractive for investment by the Texas Fund, it will invest temporarily in other debt securities the interest from which is exempt from federal income tax. Under normal market conditions, as a non-fundamental policy, the Texas Fund will maintain at least 65% of its total assets in Texas Municipal Securities.


The State's economy is diversified and mirrors the national economy. The service sector has been the largest source of employment growth with many high tech firms locating in the State. On an absolute basis, Texas led the nation in terms of new jobs added between 1994 and 1995. On a percentage of the work force basis, the State was ranked thirteenth. Gross State Product growth has outpaced the nation for the past five years. The diversification of the economy has contributed to stability in the general credit quality of Texas issuers.


Although the investment manager anticipates that most of the bonds in the Texas Fund will be revenue obligations or general obligations of local governments or authorities, rather than general obligations of the State of Texas itself, any circumstances that adversely affect the State's credit standing may also affect the market value of these other bonds held by the Texas Fund, either directly or indirectly, as a result of a dependency of local governments and other authorities upon State aid and reimbursement programs.


SPECIAL RISK FACTORS--HIGH YIELD (HIGH RISK) BONDS. As stated above, the Municipal Fund may invest up to 10% of its net assets in Municipal Securities that are in the lower rating categories (securities rated below the fourth category) or are unrated, and the Intermediate Municipal Fund and each State Fund may invest up to 10% of its net assets without regard to the limitation that Municipal Securities in which it invests be rated at the time of purchase within the four highest grades by an NRSRO or of comparable quality as determined by the Fund's investment manager. After a Fund has bought a security, its quality level may fall below the minimum required for purchase by the Fund. That would not require the Fund to sell the security, but the investment manager will consider such an event in determining whether a Fund should continue to hold the security in its portfolio.


These lower rated and non-rated fixed income securities are commonly referred to as "junk bonds" and are considered, on balance, to be predominantly speculative as to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation, and they generally involve more credit risk than securities in the higher rating categories. The market values of such securities tend to reflect individual issuer developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower rated securities also are more sensitive to economic conditions than are higher rated securities. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based on fundamental analysis, may depress the prices for such securities. A Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. The lack of a liquid secondary market may have an adverse effect on market price and the Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing these assets. The characteristics of the rating categories are described in the Statement of Additional Information under "Appendix--Ratings of Investments."

ADDITIONAL INVESTMENT INFORMATION. A Fund, other than the Intermediate Municipal Fund, may take full advantage of the entire range of maturities of Municipal Securities and may adjust the average maturity of its investments from time to time, depending on the investment manager's assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. However, it is anticipated that, under normal market conditions, each such Fund will invest primarily in long-term Municipal Securities (generally, maturities of ten years or more), except that the Intermediate Municipal Fund, under normal market conditions, will maintain a dollar weighted average portfolio maturity between 3 and 10 years.

A Fund will not normally engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective. Accordingly, a Fund may sell portfolio securities in anticipation of a rise in interest rates and purchase securities in anticipation of a decline in interest rates. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of Municipal Securities or changes in the investment objectives of some investors. Frequency of portfolio turnover will not be a limiting factor should a Fund deem it desirable to purchase or sell securities. The portfolio turnover rates for the Funds are listed under "Financial Highlights." The difference in portfolio turnover rates between fiscal years 1994 and 1995 for the Florida and New York Funds was primarily due to two portfolio restructurings for each Fund in order to lengthen their durations in response to the interest rate environment. It is anticipated that, under normal circumstances, the portfolio turnover rate for the Michigan and New York Funds will not exceed 100%.


The National Funds and the California Fund will not borrow money except for temporary or emergency purposes (but not to purchase investments) and then only in an amount not to exceed 5% for the National Funds or 10% for the California Fund of net assets; or pledge its securities or receivables or transfer, assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby. Except for the California Fund, each State Fund will not borrow money except for temporary purposes (but not to purchase investments) and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed) in order to meet redemption requests that otherwise might result in the untimely disposition of securities; or pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of its net assets to secure borrowings.


Certain fundamental investment restrictions have been adopted for each Fund, which are presented in the Statement of Additional Information and that, together with the investment objective and policies of each Fund, cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund.



OPTIONS AND FINANCIAL FUTURES TRANSACTIONS. A Fund may deal in options on securities and securities indexes, which options may be listed for trading on a national securities exchange or traded over-the-counter. A Fund may write (sell) covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options. The ability to engage in options transactions enables a Fund to pursue its investment objective and also to hedge against market risks but is not intended for speculation.


A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security or other asset at the exercise price during the option period. The writer of a covered call owns securities or other assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible securities or other assets to the extent that it is obligated as a writer. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying security or other asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying security or other asset at a disadvantageous price.

Over-the-counter traded options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities or other assets, and a wider range of expiration dates and exercise prices, than are exchange traded options.

A Fund may engage in financial futures transactions. Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. A Fund will "cover" futures contracts sold by the Fund and maintain in a segregated account certain liquid assets in connection with futures contracts purchased by the Fund as described under "Investment Policies and Techniques" in the Statement of Additional Information. A Fund will not enter into any futures contracts or options on futures contracts if the aggregate of the contract value of the outstanding futures contracts of the Fund and futures contracts subject to outstanding options written by the Fund would exceed 50% of the total assets of the Fund.


A Fund may engage in financial futures transactions and may use index options in an attempt to hedge against the effects of fluctuations in interest rates and other market conditions. For example, if a Fund owned long-term Municipal Securities and interest rates were expected to rise, it could sell futures contracts on a Municipal Securities Index. If interest rates did increase, the value of the Municipal Securities in a Fund would decline, but this decline would be offset in whole or in part by an increase in the value of the Fund's futures contracts. If on the other hand, long-term interest rates were expected to decline, a Fund could hold short-term Municipal Securities and benefit from the income earned by holding such securities, while at the same time the Fund could purchase futures contracts on a Municipal Securities Index. Thus, a Fund could take advantage of the anticipated rise in the value of long-term Municipal Securities without actually buying them. The futures contracts and short-term Municipal Securities could then be liquidated and the cash proceeds used to buy long-term Municipal Securities.

Futures contracts entail risks. If the investment manager's judgment about the general direction of interest rates or markets is wrong, the overall performance may be poorer than if no such contracts had been entered into. There may be an imperfect correlation between movements in prices of futures contracts and portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the debt securities and futures market could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager may still not result in a successful hedging transaction. If this should occur, a Fund could lose money on the financial futures contracts and also on the value of its portfolio securities. The costs incurred in connection with futures transactions could reduce a Fund's yield.

Options on futures contracts and index options involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

A Fund may engage in futures transactions only on commodities exchanges or boards of trade. A Fund will not engage in transactions in index options, financial futures contracts or related options for speculation, but only as an attempt to hedge against changes in interest rates or market conditions affecting the values of securities which the Fund owns or intends to purchase.


DERIVATIVES. In addition to options and financial futures transactions, consistent with its objective, each Fund may invest in a broad array of financial instruments and securities in which the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index or an interest rate ("derivatives"). Derivatives are most often used to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position indirectly (often because it is more efficient or less costly than direct investment). The types of derivatives used by each Fund and the techniques employed by the investment manager may change over time as new derivatives and strategies are developed or regulatory changes occur.

SPECIAL RISK FACTORS--OPTIONS, FUTURES AND OTHER DERIVATIVES. The Statement of Additional Information contains further information about the characteristics, risks and possible benefits of options, futures and other derivative transactions. See "Investment Policies and Techniques" in the Statement of Additional Information. The principal risks are: (a) possible imperfect correlation between movements in the prices of options, futures or other derivatives contracts and movements in the prices of the securities hedged, used for cover or that the derivatives intended to replicate; (b) lack of assurance that a liquid secondary market will exist for any particular option, futures or other derivatives contract at any particular time; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the investment manager; (e) the possible need to defer closing out certain options, futures or other derivatives contracts in order to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code; and (f) the possible non-performance of the counter-party to the derivative contract.


CERTIFICATES OF PARTICIPATION. A Fund may purchase Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives a Fund an undivided interest in the Municipal Security in the proportion that the Fund's interest bears to the total principal amount of the Municipal Security. Certificates of Participation may be variable rate or fixed rate. Because Certificates of Participation are interests in Municipal Securities that are generally funded through government appropriations, they are subject to the risk that sufficient appropriations as to the timely payment of principal and interest on the underlying Municipal Securities may not be made. A Certificate of Participation may be backed by a guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Funds' investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by a Fund. It is anticipated by the Funds' investment manager that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling a Fund to readily sell its Certificates of Participation prior to maturity to the issuer or a third party.

ADVANCE REFUNDED BONDS. A Fund may purchase Municipal Securities that are subsequently refunded by the issuance and delivery of a new issue of bonds prior to the date on which the outstanding issue of bonds can be redeemed or paid. The proceeds from the new issue of bonds are typically placed in an escrow fund consisting of U.S. Government obligations that are used to pay the interest, principal and call premium on the issue being refunded. A Fund may also purchase Municipal Securities that have been refunded prior to purchase by a Fund.

DELAYED DELIVERY TRANSACTIONS. A Fund may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions involve a commitment by a Fund to purchase or sell securities with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. Because a Fund is required to set aside cash or liquid high grade debt securities to satisfy its commitments to purchase when-issued or delayed delivery securities, flexibility to manage the Fund's investments may be limited if commitments to purchase when-issued or delayed delivery securities were to exceed 25% of the value of its assets.


To the extent a Fund engages in when-issued or delayed delivery purchases, it will do so for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies. The Fund reserves the right to sell these securities before the settlement date if deemed advisable.



In when-issued or delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but the Fund would not pay for such securities or start earning interest on them until they are delivered. However, when the Fund purchases securities on a when-issued or delayed delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on a when-issued or delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending on market conditions, the Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which its total assets, including the value of when-issued and delayed delivery securities its holds, exceed its net assets.


TEMPORARY INVESTMENTS. On a temporary basis because of market conditions, a Fund may invest up to 100% of its assets in any of the following fixed income obligations, the interest on which is subject to federal income taxes: obligations of the U.S. Government, its agencies or instrumentalities; debt securities rated within the three highest grades by Moody's or S&P; commercial paper rated in the highest two grades by either of those rating services (P-1, P-2 or A-1, A-2, respectively); certificates of deposit of domestic banks with assets of $1 billion or more; and Municipal Securities or any of the foregoing temporary investments subject to short-term repurchase agreements. A repurchase agreement is an instrument under which the purchaser acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. No Fund presently intends to invest more than 5% of its net assets in repurchase agreements during the current year. Dividends from interest income from temporary investments may be taxable to shareholders as ordinary income. See "Dividends and Taxes." For a description of the ratings of commercial paper and other debt securities permitted as temporary investments, see "Appendix--Ratings of Investments" in the Statement of Additional Information.

INVESTMENT MANAGER AND UNDERWRITER


INVESTMENT MANAGER. Kemper Financial Services, Inc. ("KFS"), 120 South LaSalle Street, Chicago, Illinois 60603, is the investment manager of the Trusts and provides the Trusts with continuous professional investment supervision. KFS is one of the largest investment managers in the country and has been engaged in the management of investment funds for more than forty-five years. KFS and its affiliates provide investment advice and manage investment portfolios for the Kemper Funds, the Kemper insurance companies, Kemper Corporation and other corporate, pension, profit-sharing and individual accounts representing approximately $63 billion under management. KFS acts as investment manager for 26 open-end and seven closed-end investment companies, with 64 separate investment portfolios, representing more than 3 million shareholder accounts. KFS is a wholly owned subsidiary of Kemper Financial Companies, Inc., which is a financial services holding company that is more than 99% owned by Kemper Corporation ("Kemper"), a diversified insurance and financial services holding company.



Kemper has entered into a definitive agreement with an investor group led by Zurich Insurance Company ("Zurich") pursuant to which Kemper would be acquired by the investor group in a merger transaction. As part of the transaction, Zurich or an affiliate would purchase KFS. The Kemper and Zurich boards have approved the transaction. In addition, because the transaction would constitute an assignment of the Funds' investment management agreements with KFS and potentially, Rule 12b-1 agreements under the Investment Company Act of 1940, and therefore a termination of such agreements, KFS has received approval of new agreements from the Funds' boards and shareholders. Remaining contingencies include approval by the stockholders of Kemper and state insurance department regulatory approvals. The investor group has informed Kemper that it expects the transaction to close early in 1996.


Responsibility for overall management of each Trust rests with its Board of Trustees and officers. Professional investment supervision is provided by KFS. The investment management agreement for a Fund provides that KFS shall act as the Fund's investment adviser, manage its investments and provide it with various services and facilities.

Christopher J. Mier is the portfolio manager of the Funds. Mr. Mier has served in this capacity since 1989 or the commencement of a Fund's operations, whichever is later. Mr. Mier is a First Vice President of KFS and a Vice

President of each Trust. He received a B.A. in Economics from the University of Michigan, Ann Arbor, Michigan, and an M.M. in Finance from the Kellogg Graduate School of Management at Northwestern University, Chicago, Illinois. Mr. Mier is a Chartered Financial Analyst.


KFS has a Fixed Income Investment Committee that determines overall investment strategy for fixed income portfolios managed by KFS. The Fixed Income Committee is currently comprised of the following members: J. Patrick Beimford, Jr., Robert S. Cessine, George Klein, Michael A. McNamara, Christopher J. Mier, Frank
J. Rachwalski, Jr., Harry E. Resis, Jr., Robert H. Schumacher, John E. Silvia, Stephen B. Timbers, Jonathan W. Trutter and Christopher T. Vincent. The portfolio manager works together as a team with the Fixed Income Committee and various fixed income analysts and traders to manage the Funds' investments. Analysts provide market, economic and financial research and analysis that is used by the Fixed Income Committee to establish broad parameters for fixed income portfolios, including duration and cash levels. In addition, credit research by analysts is used by portfolio managers in selecting investments appropriate for each Fund's policies. After investment decisions are made, fixed income traders execute the portfolio manager's instructions through various broker-dealer firms.



The Municipal Fund pays KFS an investment management fee, payable monthly, at the annual rate of .45% of the first $250 million of average daily net assets,
 .43% of average daily net assets between $250 million and $1 billion, .41% of average daily net assets between $1 billion and $2.5 billion, .40% of average daily net assets between $2.5 billion and $5 billion, .38% of average daily net assets between $5 billion and $7.5 billion, .36% of average daily net assets between $7.5 billion and $10 billion, .34% of average daily net assets between $10 billion and $12.5 billion and .32% of average daily net assets over $12.5 billion.



Each State Fund and the Intermediate Municipal Fund pay KFS an investment management fee, payable monthly, at the annual rate (computed separately for each State Fund and for the Intermediate Municipal Fund) of .55% of the first $250 million of average daily net assets, .52% of average daily net assets between $250 million and $1 billion, .50% of average daily net assets between $1 billion and $2.5 billion, .48% of average daily net assets between $2.5 billion and $5 billion, .45% of average daily net assets between $5 billion and $7.5 billion, .43% of average daily net assets between $7.5 billion and $10 billion,
 .41% of average daily net assets between $10 billion and $12.5 billion and .40% of average daily net assets over $12.5 billion.



PRINCIPAL UNDERWRITER. Pursuant to an underwriting and distribution services agreement ("distribution agreement") with each Trust, Kemper Distributors, Inc. ("KDI"), 120 South LaSalle Street, Chicago, Illinois 60603, an affiliate of KFS, is the principal underwriter and distributor of each Trust's shares and acts as agent of each Trust in the sale of its shares. KDI bears all its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. KDI provides for the preparation of advertising or sales literature and bears the cost of printing and mailing prospectuses to persons other than shareholders. KDI bears the cost of qualifying and maintaining the qualification of Trust shares for sale under the securities laws of the various states and each Trust bears the expense of registering its shares with the Securities and Exchange Commission. KDI may enter into related selling group agreements with various broker-dealers, including affiliates of KDI, that provide distribution services to investors. KDI also may provide some of the distribution services. Before February 1, 1995, KFS was the Funds' principal underwriter and distributor.


CLASS A SHARES. KDI receives no compensation from the Trusts as principal underwriter for Class A shares and pays all expenses of distribution of each Fund's Class A shares under the distribution agreement not otherwise paid by dealers or other financial services firms. As indicated under "Purchase of Shares," KDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of each Fund's shares.


CLASS B SHARES. For its services under the distribution agreement, KDI receives a fee from each Trust, payable monthly, at the annual rate of .75% of average daily net assets of each Fund attributable to Class B shares. This fee is accrued daily as an expense of Class B shares. KDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares." KDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

CLASS C SHARES. For its services under the distribution agreement, KDI receives a fee from each Trust, payable monthly, at the annual rate of .75% of average daily net assets of each Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. KDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of .75% of net assets attributable to Class C shares maintained and serviced by the firm. A firm becomes eligible for the distribution fee based upon assets in accounts in the month of purchase and the fee continues until terminated by KDI or a Trust.



RULE 12B-1 PLAN. Since each distribution agreement provides for fees payable as an expense of the Class B shares and the Class C shares that are used by KDI to pay for distribution services for those classes, that agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. The table below shows amounts paid in connection with each Fund's then existing Rule 12b-1 Plan during its 1995 fiscal year.



                                                                  DISTRIBUTION FEES
                                                                        PAID              CONTINGENT DEFERRED
                                    DISTRIBUTION EXPENSES            BY FUND TO            SALES CHARGES PAID
                                   INCURRED BY UNDERWRITER           UNDERWRITER             TO UNDERWRITER
                                   ------------------------     ---------------------     --------------------
              FUND                  CLASS B         CLASS C     CLASS B       CLASS C           CLASS B
--------------------------------   ----------       -------     -------       -------     --------------------
Municipal.......................   $1,104,000        49,000     182,000        7,000             62,000
Intermediate Municipal+.........   $  152,000        27,000      15,000        4,000              3,000
California......................   $  627,000        15,000      58,000        1,000             35,000
Florida.........................   $  102,000         8,000      11,000        1,000              4,000
Michigan++......................   $   40,000         7,000       1,000        1,000                  0
New Jersey++....................   $   96,000         4,000       3,000        1,000              1,000
New York........................   $  291,000        16,000      19,000        1,000             18,000
Ohio............................   $  156,000        13,000      25,000        2,000             11,000
Pennsylvania++..................   $   44,000         4,000       2,000        1,000              1,000
Texas...........................   $   33,000        25,000       2,000        3,000                  0


---------------

 + Commenced operations November 1, 1994.



++ Commenced operations March 15, 1995.


If a Rule 12b-1 Plan is terminated in accordance with its terms, the obligation of a Fund to make payments to KDI pursuant to the Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by KDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under a Plan may or may not be sufficient to reimburse KDI (or KFS as predecessor to KDI) for its expenses incurred.


ADMINISTRATIVE SERVICES. KDI provides information and administrative services for shareholders of each Trust pursuant to the administrative services agreements ("administrative agreements"). KDI may enter into related arrangements with various financial services firms, such as broker-dealer firms or banks ("firms"), that provide services and facilities for their customers or clients who are shareholders of the Trusts. Such administrative services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding each Trust and its special features, and such other services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. KDI bears all its expenses of providing services pursuant to the administrative agreement, including the payment of any service fees. For services under the administrative agreements, each Trust pays KDI a fee, payable monthly, at an annual rate of up to .25% of average daily net assets of each class of such Trust. With respect to Class A shares, KDI then pays each firm a service fee at an annual rate of (a) up to
 .10% of net assets of those accounts in the Trust that it maintains and services attributable to Class A shares acquired prior to October 1, 1993, and (b) up to
 .25% of net assets of those accounts in the Trust that it maintains and services attributable to Class A shares acquired on or after October 1, 1993. With respect to Class B shares and Class C shares, KDI pays each firm a service fee, payable quarterly, at an annual rate of up to .25% of net assets of those accounts in the Trust that it maintains and services attributable to Class B shares and Class C shares, respectively. Firms to which service fees may be paid include broker-dealers affiliated with KDI. A firm becomes eligible for the service fee based on assets in the accounts in the month following the month of purchase (in the month of purchase for Class C shares) and the fee continues until terminated by KDI or a Trust. The fees are calculated monthly and paid quarterly. KDI may advance to financial services firms the first year service fee related to Class B shares sold by such firms at a rate of up to .25% of the purchase price of such shares. As compensation therefor, KDI may retain the administrative services fee paid by a Trust with respect to such shares for the first year after purchase. Financial services firms will become eligible for future service fees with respect to such shares commencing in the thirteenth month following the month of purchase.


KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreements not paid to firms to compensate itself for administrative functions performed for each Trust. Currently, the administrative services fee payable to KDI is based only upon Trust assets in accounts for which there is a firm listed on a Trust's records and it is intended that KDI will pay all the administrative services fee that it receives from each Trust to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of each Trust while this procedure is in effect will depend upon the proportion of Trust assets that is in accounts for which there is a firm of record, as well as, with respect to Class A shares, the date when the shares representing such assets were purchased.


CUSTODIAN AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Trusts. IFTC also is the Trusts' transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company, an affiliate of KFS, serves as "Shareholder Service Agent" of the Trusts and, as such, performs all of IFTC's duties as transfer agent and dividend-paying agent. For a description of shareholder service agent fees payable to the Shareholder Service Agent, see "Investment Manager and Underwriter" in the Statement of Additional Information.



PORTFOLIO TRANSACTIONS. KFS places all orders for purchases and sales of each Fund's securities. Subject to seeking best execution of orders, KFS may consider sales of shares of a Fund and other funds managed by KFS or its affiliates as a factor in selecting broker-dealers. See "Portfolio Transactions" in the Statement of Additional Information.


DIVIDENDS AND TAXES

DIVIDENDS. All the net investment income of a Fund is declared daily as a dividend on shares for which the Fund has received payment. Net investment income of a Fund consists of all interest income earned on portfolio assets less all expenses of the Fund. Income dividends will be distributed monthly and dividends of net realized capital gains will be distributed annually.

Dividends paid by a Fund as to each class of its shares will be calculated in the same manner, at the same time and on the same day. The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

Income and capital gain dividends, if any, for a Fund will be credited to shareholder accounts in full and fractional shares of the same class of the Fund at net asset value except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

(1) To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

(2) To receive both income and capital gain dividends in cash.

Any dividends of a Fund that are reinvested normally will be reinvested in shares of the same class of that same Fund. However, upon written request to the Shareholder Service Agent, a shareholder may elect to have Fund dividends invested in shares of the same class of another Kemper Fund at the net asset value of such class of such other fund. See "Special Features--Class A Shares--Combined Purchases" for a list of such other Kemper Funds. To use this privilege of investing a Fund's dividends in shares of another Kemper Fund, shareholders must maintain either a minimum account value of $1,000 in the Fund distributing the dividends and a minimum account value of $1,000 in the Kemper Fund in which dividends are reinvested. The Funds will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable.


TAXES. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. Each Fund intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, therefore, dividends representing net interest received on Municipal Securities will not be includable by shareholders in their gross income for federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shares have been held and whether received in cash or shares. Gains attributable to market discount on Municipal Securities acquired after April 30, 1993 are treated as ordinary income. Long-term capital gain dividends received by individual shareholders are taxed at a maximum rate of 28%. Dividends declared by a Fund in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year declared for federal income tax purposes.


A taxable dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends representing gains realized on sales of securities, such dividends would be a return of investment though taxable as stated above.

Net interest on certain "private activity bonds" issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from a Fund are to be treated as interest on "private activity bonds" in proportion to the interest the Fund receives from private activity bonds, reduced by allowable deductions. For the 1994 calendar year, 9%, 6%, 5%, 12%, 7%, 5% and 5% of the net interest income of the Municipal, Intermediate Municipal, California, Florida, New York, Ohio and Texas Funds, respectively, was derived from "private activity bonds."

Exempt-interest dividends, except to the extent of interest from "private activity bonds", are not treated as a tax preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's alternative minimum taxable income with certain adjustments will be a tax preference item. Corporate shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences.

Shareholders will be required to disclose on their federal income tax returns the amount of tax-exempt interest earned during the year, including exempt-interest dividends received from a Fund.


Individuals whose modified income exceeds a base amount will be subject to federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from a Fund, and 50% of Social Security benefits.

MUNICIPAL FUND. During the fiscal year ended September 30, 1995, 100% of the income dividends paid by the Municipal Fund constituted tax-exempt dividends for federal income tax purposes.



INTERMEDIATE MUNICIPAL FUND. During the fiscal year ended September 30, 1995, 100% of the income dividends paid by the Intermediate Municipal Fund constituted tax-exempt dividends for federal income tax purposes.



CALIFORNIA FUND. Dividends paid by the California Fund, to the extent of interest received on California state and local government issues, will be exempt from California income taxes provided at least 50% of the total assets of the California Fund are invested in such issues at the close of each quarter in the taxable year. Any short-term and long-term capital gain dividends will be includable in California personal taxable income as dividend income and long-term capital gain, respectively, and are taxed at ordinary income tax rates. During the fiscal year ended August 31, 1995, 100% of the income dividends paid by the California Fund constituted tax-exempt dividends for federal and California income tax purposes. Dividends paid by the California Fund, including capital gain distributions, will be taxable to corporate shareholders subject to the California corporate franchise tax.



FLORIDA FUND. Dividends paid by the Florida Fund, including capital gain distributions, to individual shareholders will not be subject to the Florida income tax since Florida does not impose a personal income tax. Dividends paid by the Florida Fund, including capital gain distributions, will be taxable to corporate shareholders that are subject to the Florida corporate income tax. During the fiscal year ended August 31, 1995, 100% of the income dividends paid by the Florida Fund constituted tax-exempt dividends for federal income tax purposes. Additionally, Florida imposes an "intangibles tax" at the rate of $2.00 per $1,000 of taxable value of certain securities and other intangible assets owned by Florida residents. U.S. Government securities and Florida Municipal Securities are exempt from this intangibles tax. The Florida Fund has received a technical assistance advisement from the State of Florida Department of Revenue that if, on December 31 of any year, the Florida Fund's portfolio consists of both exempt and non-exempt assets, then only the portion of the value of the Florida Fund's shares attributable to U.S. Government securities will be exempt from the Florida intangibles tax payable in the following year. Thus, in order to take full advantage of the exemption from the intangibles tax in any year, the Florida Fund would be required to sell all non-exempt assets held in its portfolio and reinvest the proceeds in exempt assets prior to December 31. Transaction costs involved in restructuring the portfolio in this fashion would likely reduce the Florida Fund's investment return and might exceed any increased investment return the Florida Fund achieved by investing in non-exempt assets during the year. On December 31, 1994, the Florida Fund's portfolio consisted solely of assets exempt from the intangibles tax.



MICHIGAN FUND. Dividends paid by the Michigan Fund derived from interest income from obligations of Michigan, its political or governmental subdivisions or obligations of the U.S., its agencies, instrumentalities or possessions will be exempt from the Michigan personal income tax and Michigan Single Business Tax provided that at least 50% of the total assets of the Michigan Fund are invested in such issues at the end of each quarter. During the fiscal year ended August 31, 1995, 100% of the income dividends paid by the Michigan Fund constituted tax-exempt dividends for federal and Michigan income tax purposes. Any short-term and long-term capital gain dividends will be includable in Michigan taxable income as dividend income and long-term capital gain, respectively, and are taxed at ordinary income tax rates. Long-term capital gain dividends paid by the Fund will be taxable to entities subject to the Michigan Single Business Tax. Michigan also exempts from its intangible personal property tax obligations of Michigan, its political and governmental subdivisions and obligations of the U.S. and its possessions, agencies and instrumentalities. To the extent that the Fund's portfolio includes such exempt assets, the value of the Fund shares will also be exempt. Capital gain distributions from the Fund that are reinvested in additional shares are exempt from the intangibles taxes, whereas capital gain distributions paid in cash are taxable.


NEW JERSEY FUND. Dividends paid by the New Jersey Fund will be exempt from New Jersey Gross Income Tax to the extent that the dividends are derived from interest on obligations of the State or its political subdivisions or authorities or on obligations issued by certain other government authorities or from capital gains from the disposition of such obligations, as long as the Fund meets certain investment and filing requirements necessary to establish and maintain its status as a "Qualified Investment Fund" in New Jersey. It is the Fund's intention to satisfy these requirements and maintain Qualified Investment Fund status. Given this status, capital gain distributions related to exempt assets and net gains derived from the sale of shares of the Fund will not be subject to the New Jersey Gross Income Tax. Dividends paid by the Fund derived from interest on non-exempt assets, and capital gain distributions related to such non-exempt assets will be subject to New Jersey Gross Income Tax. Dividends paid by the Fund, including capital gain distributions, will be taxable to corporate shareholders subject to the New Jersey corporation business (franchise) tax. During the fiscal year ended August 31, 1995, 100% of the income dividends paid by the New Jersey Fund constituted tax-exempt dividends for federal and New Jersey income tax purposes.



NEW YORK FUND. Dividends paid by the New York Fund representing net interest received on New York Municipal Securities will be exempt from New York State and New York City income taxes. Any short-term and long-term capital gain dividends will be includable in New York State and New York City taxable income as dividend income and long-term capital gain, respectively, and are taxed at ordinary income tax rates. During the fiscal year ended August 31, 1995, 100% of the income dividends paid by the New York Fund constituted tax-exempt dividends for federal, New York State and New York City income tax purposes. Dividends paid by the New York Fund, including capital gain distributions, will be taxable to corporate shareholders that are subject to New York State and New York City corporate franchise tax.



OHIO FUND. Dividends paid by the Ohio Fund that are attributable to interest on, or gain from the sale, exchange or disposition of, Ohio Municipal Securities are not subject to the Ohio personal income tax, Ohio school district income taxes or Ohio municipal income taxes, and are not includable in the net income base of the Ohio corporate franchise tax. For the fiscal period ended August 31, 1995, 100% of the income dividends paid by the Ohio Fund constituted tax-exempt dividends for federal income tax purposes.



PENNSYLVANIA FUND. Dividends paid by the Pennsylvania Fund will be exempt from Pennsylvania income tax to the extent that the dividends are derived from interest on obligations of Pennsylvania, any public authority, commissions, board or other state agency, any political subdivision of the state or its public authority, and certain obligations of the U.S. or its territories (including Puerto Rico, Guam and the Virgin Islands). During the fiscal year ended August 31, 1995, 100% of the income dividends paid by the Pennsylvania Fund constituted tax-exempt dividends for federal and Pennsylvania income tax purposes. Any dividends of net short-term and long-term capital gain earned by the Fund are generally included in the Pennsylvania taxable income as dividend income and long-term capital gain respectively, and are taxed at ordinary income tax rates. Dividends paid by the Fund representing interest income on Pennsylvania Municipal Securities are also generally exempt from the Philadelphia School District Income Tax for residents of Philadelphia and from the intangibles tax for the City and School District of Pittsburgh for residents of Pittsburgh. Shareholders of the Fund who are subject to the Pennsylvania property tax in their county of residence will be exempt from county personal property tax to the extent that the portfolio of the Fund consists of such exempt obligations on the annual assessment date of January 1.



TEXAS FUND. Currently, Texas does not impose any income tax on individuals, trusts or estates. During the fiscal year ended August 31, 1995, 100% of the income dividends paid by the Texas Fund constituted tax-exempt dividends for federal income tax purposes. Dividends paid by the Texas Fund to corporate shareholders subject to the Texas corporate franchise tax, will be exempt to the extent of interest received from federal, state and local government issues.


GENERAL. The tax exemption of Fund dividends for federal income tax and, if applicable, particular state or local tax purposes does not necessarily result in exemption under the income or other tax laws of any other state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of interest income and investments, and shareholders are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws. The Funds may not be appropriate investments for qualified retirement plans and Individual Retirement Accounts.

The Trusts are required by law to withhold 31% of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances.

After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent quarterly for dividend reinvestment and periodic investment and redemption programs. Information for federal income tax purposes will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.


NET ASSET VALUE

The net asset value per share of a Fund is determined separately for each class by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding. The per share net asset value of the Class B and Class C shares of a Fund will generally be lower than that of the Class A shares of the Fund because of the higher expenses borne by the Class B and Class C shares. The declaration of daily dividends of net investment income by the Funds, however, will tend to minimize any such differences. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Exchange traded options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter traded options are valued based upon current prices provided by market makers. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees. If an event were to occur, after the value of a security was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then that security would be valued using fair value considerations by the Board of Trustees or its delegates. On each day the New York Stock Exchange (the "Exchange") is open for trading, the net asset value is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange.

PURCHASE OF SHARES

ALTERNATIVE PURCHASE ARRANGEMENTS. Class A shares of each Fund are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial or a contingent deferred sales charge but are subject to higher ongoing expenses than Class A shares and do not convert into another class. When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. See, also, "Summary of Expenses." Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

                                               ANNUAL 12B-1 FEES
                                            (AS A % OF AVERAGE DAILY
                   SALES CHARGE                   NET ASSETS)                 OTHER INFORMATION
                   ------------             -------------------------         -----------------
Class A    Maximum initial sales charge               None               Initial sales charge waived
           of 4.5% (2.75% Intermediate                                   or reduced for certain
           Municipal Fund only) of the                                   purchases
           public offering price

Class B    Maximum contingent deferred               0.75%               Shares convert to Class A
           sales charge of 4% of                                         shares six years after
           redemption proceeds;                                          issuance
           declines to zero after six
           years

Class C    None                                      0.75%               No conversion feature

The minimum initial investment for each Fund is $1,000 and the minimum subsequent investment is $100. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion. The Trusts allocate net investment income for each Fund to those shares for which the Trust has received payment. To begin accruing dividends as soon as possible, purchasers may wire payment to the Trust's sub-custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.


Share certificates will not be issued unless requested in writing. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                                                           SALES CHARGE
                                                      --------------------------------------------------------
                                                                                                 ALLOWED TO
                                                                                                 DEALERS AS
                                                       AS A PERCENTAGE     AS A PERCENTAGE     A PERCENTAGE OF
                    AMOUNT OF PURCHASE                OF OFFERING PRICE  OF NET ASSET VALUE*    OFFERING PRICE
                    ------------------                -----------------  -------------------   ---------------
ALL FUNDS EXCEPT INTERMEDIATE MUNICIPAL FUND
Less than $100,000....................................       4.50%               4.71%               4.00%
$100,000 but less than $250,000.......................       3.50                3.63                3.00
$250,000 but less than $500,000.......................       2.60                2.67                2.25
$500,000 but less than $1 million.....................       2.00                2.04                1.75
$1 million and over...................................       0.00**              0.00**               ***

INTERMEDIATE MUNICIPAL FUND ONLY
Less than $100,000....................................       2.75                2.83                2.25
$100,000 but less than $250,000.......................       2.50                2.56                2.00
$250,000 but less than $500,000.......................       2.00                2.04                1.75
$500,000 but less than $1 million.....................       1.50                1.52                1.25
$1 million and over...................................       0.00**              0.00**               ***

---------------
  * Rounded to the nearest one-hundredth percent.
 ** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
*** Commissions payable by KDI as discussed below.

The Trusts receive the entire net asset value of all Class A shares sold. KDI, the Trusts' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Class A shares of a Fund may be purchased at net asset value to the extent that the amount invested represents the net proceeds from a redemption of shares of a mutual fund for which KFS does not serve as investment manager ("non-Kemper fund") provided that: (a) the investor has previously paid either an initial sales charge in connection with the purchase of the non-Kemper fund shares redeemed or a contingent deferred sales charge in connection with the redemption of the non-Kemper fund shares, and (b) the purchase of Fund shares is made within 90 days after the date of such redemption. To make such a purchase at net asset value, the investor or the investor's dealer must, at the time of purchase, submit a request that the purchase be processed at net asset value pursuant to this privilege. The redemption of the shares of the non-Kemper fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.

Class A shares of a Fund may be purchased at net asset value by any purchaser provided that the amount invested in such Fund or other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases" totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features" (the "Large Order NAV Purchase Privilege"). The Large Order NAV Purchase Privilege for certain Kemper Mutual Funds other than the Funds also applies to purchases by certain participant-directed retirement plans as described in the prospectuses for those Kemper Mutual Funds. Redemption within one year of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Large Order NAV Purchase Privilege."

KDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of each Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: .70% of the net asset value of shares sold on amounts up to $3 million, .50% on the next $2 million and .25% on amounts over $5 million. For purposes of determining the appropriate commission percentage to be applied to a particular sale under the foregoing schedule, KDI will consider the cumulative amount invested by the purchaser in a Fund and other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege is also applicable.


Class A shares may be sold at net asset value in any amount to: (a) officers, trustees, directors, employees (including retirees) and sales representatives of each Trust, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with KDI and officers, directors and employees of service agents of the Trusts, for themselves or their spouses or dependent children; (c) shareholders who owned shares of Kemper-Dreman Fund, Inc. ("KDF") on September 8, 1995, and have continuously owned shares of KDF (or a Kemper Fund acquired by exchange of KDF shares) since that date, for themselves or members of their families, and (d) any trust or pension, profit sharing or other benefit plan for only such persons. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of each Fund for their clients pursuant to an agreement with KDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase Fund Class A shares at net asset value hereunder. Class A shares may be sold at net asset value in any amount to unit investment trusts sponsored by Everen Securities, Inc. In addition, unitholders of unit investment trusts sponsored by Everen Securities, Inc. or its predecessors may purchase Fund Class A shares at net asset value through reinvestment programs described in the prospectuses of such trusts that have such programs. Class A shares of a Fund may be sold at net asset value through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms that adhere to certain standards established by KDI, including a requirement that such shares be sold for the benefit of their clients participating in a "wrap account" or similar program under which such clients pay a fee to the investment adviser or other firm. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Trusts. The Trusts may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gains dividends.



Effective on a date discussed below, Class A shares of a Fund may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferrable and continues for the lifetime of individual class members and for a ten year period for non-individual class members. This privilege is subject to final approval by the court in the aforementioned proceeding and will become effective on a date as described in appropriate court documents, now estimated to be February 1, 1996. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, KDI may at its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to .25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by KDI. The privilege of purchasing Class A shares of a Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.


The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares."

KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by each Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."


Class B shares of a Fund will automatically convert to Class A shares of the same Fund six years after issuance on the basis of the relative net asset value per share. Class B shareholders who originally acquired their shares as Initial Shares of Kemper Portfolios, formerly known as Kemper Investment Portfolios ("KIP"), hold them subject to the same conversion period schedule as that of their KIP Portfolio. Class B shares representing Initial Shares of a former KIP Portfolio will automatically convert to Class A shares of the applicable Fund six years after issuance of the Initial Shares for shares issued on or after February 1, 1991 and seven years after issuance of the Initial Shares for shares issued before February 1, 1991. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for KDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's account will be converted to Class A shares on a pro rata basis.


PURCHASE OF CLASS C SHARES. The public offering price of the Class C shares of a Fund is the next determined net asset value. No initial or contingent deferred sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. KDI pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of .75 of 1% of net assets attributable to Class C shares maintained and serviced by the firm. KDI is compensated by each Fund for services as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."

WHICH ARRANGEMENT IS BETTER FOR YOU? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C shares. Orders for Class B shares or Class C shares for $500,000 or more will be declined. For more information about the three sales arrangements, consult your financial representative or the Funds' Shareholder Service Agent. Financial services firms may receive different compensation depending upon which class of shares they sell.

GENERAL. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of a Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. Management does not believe that termination of a relationship with a bank would result in any material adverse consequences to a Fund.

In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of a Fund. Non-cash compensation includes luxury merchandise and trips to luxury resorts. In some instances, such discounts, commissions or other incentives will be offered only to certain firms who sell or are expected to sell during specified time periods certain minimum amounts of shares of a Fund, or other funds underwritten by KDI.

Orders for the purchase of shares of a Fund will be confirmed at a price based on the net asset value of such Fund next determined after receipt by KFS of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of its business day will be confirmed at a price based on the net asset value of such Fund effective on that day. The Trusts reserve the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased. See "Purchase and Redemption of Shares" in the Statement of Additional Information.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trusts' transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Trusts through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Trusts through the Shareholder Service Agent for these services. This prospectus should be read in connection with such firms' material regarding their fees and services.

The Trusts reserve the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, the Trusts may temporarily suspend the offering of any class of the shares of a Fund to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Shareholders should direct their inquiries to Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this prospectus.

REDEMPTION OR REPURCHASE OF SHARES

GENERAL. Any shareholder may require a Trust to redeem his or her shares. When shares are held for the account of a shareholder by the Trusts' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

The redemption price for shares of a Fund will be the net asset value per share of that Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed requested accompanied by any outstanding share certificates in proper form for transfer. When a Trust is asked to redeem shares for which it may not have yet received good payment, it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 15 days from receipt by a Trust of the purchase amount. The redemption within one year of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a 1% contingent deferred sales charge (see "Purchase of Shares") and the redemption of Class B shares may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class B Shares" below).

Because of the high cost of maintaining small accounts, the Trusts reserve the right to redeem an account (and, in the case of Class B shares, impose any applicable contingent deferred sales charge) in any Fund that falls below the minimum investment level, currently $1,000, as a result of redemptions. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before a Trust redeems the shareholder account. The investment required to reach that level may be made at net asset value (without any initial sales charge in the case of Class A shares).


Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. A Trust or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Trust or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The SHAREHOLDER WILL BEAR THE RISK OF LOSS, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.



TELEPHONE REDEMPTIONS. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge in the case of Class B shares) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 15 days. This privilege of expedited redemption of shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Trusts reserve the right to terminate or modify this privilege at any time.


REPURCHASES (CONFIRMED REDEMPTIONS). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to KDI, which a Trust has authorized to act as its agent. There is no charge by KDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by KDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of KDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of a Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of the Fund effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if KFS deems it appropriate under then current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Trusts are not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Trusts currently do not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 15 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the

Shareholder Service Agent by telephone, it may be difficult to use the expedited redemption privilege. The Trusts reserve the right to terminate or modify this privilege at any time.

CONTINGENT DEFERRED SALES CHARGE--LARGE ORDER NAV PURCHASE PRIVILEGE. A contingent deferred sales charge of 1% may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemption of shares of a shareholder (including a registered joint owner) who has died; (b) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); and (c) redemptions under a Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account.

CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

                                                                                   CONTINGENT
                                                                                    DEFERRED
                                                                                     SALES
        YEAR OF REDEMPTION AFTER PURCHASE                                            CHARGE
        ------------------------------------------------------------------------   ----------
        First...................................................................       4%
        Second..................................................................       3%
        Third...................................................................       3%
        Fourth..................................................................       2%
        Fifth...................................................................       2%
        Sixth...................................................................       1%

Class B shareholders who originally acquired their shares as Initial Shares of Kemper Portfolios, formerly known as Kemper Investment Portfolios ("KIP"), hold them subject to the same CDSC schedule that applied when those shares were purchased, as follows:

                                                             CONTINGENT DEFERRED SALES CHARGE
                                   -------------------------------------------------------------------------------------
                                                                  SHARES PURCHASED ON OR AFTER
                                   SHARES PURCHASED ON OR AFTER   FEBRUARY 1, 1991 AND BEFORE    SHARES PURCHASED BEFORE
YEAR OF REDEMPTION AFTER PURCHASE         MARCH 1, 1993                  MARCH 1, 1993              FEBRUARY 1, 1991
---------------------------------  ----------------------------   ----------------------------   -----------------------
First............................               4%                             3%                           5%
Second...........................               3%                             3%                           4%
Third............................               3%                             2%                           3%
Fourth...........................               2%                             2%                           2%
Fifth............................               2%                             1%                           2%
Sixth............................               1%                             1%                           1%

The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of a Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 in appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge under the schedule above is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in June, 1994 will be eligible for the 3% charge if redeemed on or after June 1, 1995. In the event no specific order is requested, the redemption will be made first from Class B shares representing reinvested dividends and then from the earliest purchase of Class B shares. KDI receives any contingent deferred sales charge directly.

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner) and (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features--Systematic Withdrawal Plan" below).


REINVESTMENT PRIVILEGE. A shareholder who has redeemed Class A shares of the Trusts or any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares of the Trusts or of the other listed Kemper Mutual Funds. A shareholder of a Fund or any other Kemper Mutual Fund who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares") or Class B shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares or Class B shares, as the case may be, of a Fund or of other Kemper Mutual Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of the Trusts or of the other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Kemper Funds available for sale in the shareholder's state of residence as listed under "Special Features--Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of a Fund's shares, the reinvestment in the same Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.


SPECIAL FEATURES


CLASS A SHARES--COMBINED PURCHASES. Class A shares of any Fund may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following funds: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Fund, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper-Dreman Fund, Inc. and Kemper Value+Growth Fund ("Kemper Mutual Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Kemper Money Market Fund, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Tax-Exempt New York Money Market Fund or Investors Cash Trust ("Money Market Funds"), which are not considered "Kemper Mutual Funds" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through

KFS may include: (a) Money Market Funds as "Kemper Mutual Funds," (b) all classes of shares of any Kemper Mutual Fund and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such sub-account record keeping system.

CLASS A SHARES--LETTER OF INTENT. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Kemper Mutual Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by KDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through KDI may have special provisions regarding payment of any increased sales charge resulting from a failure to satisfy the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Mutual Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares of a Fund are included for this privilege.

CLASS A SHARES--CUMULATIVE DISCOUNT. Class A shares of any Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of a Fund's shares being purchased the value of all Class A shares of the Kemper Mutual Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

CLASS A SHARES--AVAILABILITY OF QUANTITY DISCOUNTS. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or KDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

EXCHANGE PRIVILEGE. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of other Kemper Mutual Funds in accordance with the provisions below.

CLASS A SHARES. Class A shares of the Kemper Mutual Funds and shares of the Money Market Funds listed under "Special Features--Class A Shares--Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Kemper Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Tax-Exempt New York Money Market Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and Tax-Exempt New York Money Market Fund is available for sale only in New York, Connecticut, New Jersey and Pennsylvania.

Class A shares of a Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of another Kemper Mutual Fund or a Money Market Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.

CLASS B SHARES. Class B shares of a Fund and Class B shares of any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset value. Class B shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the shares received on exchange, amounts exchanged retain their original cost and purchase date.

CLASS C SHARES. Class C shares of a Fund and Class C shares of any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset value.

GENERAL. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be exchanged until they have been owned for at least 15 days. In addition, shares of a Kemper Mutual Fund (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days. The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss will be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or KDI. Exchanges may be accomplished by a written request to Kemper Mutual Funds, Attention: Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability under "Redemption or Repurchase of Shares-- General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

SYSTEMATIC EXCHANGE PRIVILEGE. The owner of $1,000 or more of any class of the shares of a Kemper Mutual Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of the same class of another such Kemper Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the Kemper Fund. Exchanges are subject to the terms and conditions described above under "Exchange Privilege," including the $1,000 minimum investment requirement for the Kemper Fund acquired on exchange. This privilege may not be used for the exchange of shares held in certificated form.

EXPRESS-TRANSFER. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $2,500) from a shareholder's bank, savings and loan, or credit union account to purchase shares in a Fund. Shareholders can also redeem shares (minimum $500 and maximum $2,500) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from ANY PERSON to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Kemper Shareholder Services toll free at 1-800-621-1048 Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts.

BANK DIRECT DEPOSIT. A shareholder may purchase additional Fund shares through an automatic investment program. With the Bank Direct Deposit Purchase Plan, monthly investments are made automatically from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Bank Direct Deposit, the shareholder authorizes the Trust and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Trust may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. A Trust may terminate or modify this privilege at any time.

PAYROLL DIRECT DEPOSIT AND GOVERNMENT DIRECT DEPOSIT. A shareholder may invest in a Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in a Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) A Trust is not responsible for the efficiency of the employer or government agency making the payment or any financial institution transmitting payment.

SYSTEMATIC WITHDRAWAL PLAN. The owner of $5,000 or more of a class of a Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The minimum periodic payment is $100. The maximum annual rate at which Class B shares may be redeemed under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, the Trusts will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. KDI will waive the contingent deferred sales charge on redemptions of Class B shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Trusts.

PERFORMANCE


A Fund may advertise several types of performance information for a class of shares, including "yield," "tax equivalent yield," "average annual total return" and "total return." Performance information will be computed separately for Class A, Class B and Class C shares. Each of these figures is based upon historical results and is not representative of the future performance of any class of a Fund. A Fund with fees or expenses being waived or absorbed by KFS may also advertise performance information before and after the effect of the fee waiver or expense absorption.


A Fund's yield is a measure of the net investment income per share earned by the Fund over a specific one month or 30-day period expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period. Yield is an annualized figure, which means that it is assumed that the Fund generates the same level of net investment income over a one year period. Net investment income is assumed to be compounded semiannually when it is annualized.

Tax equivalent yield is that which a taxable investment must generate in order to equal a Fund's yield for an investor at a stated combined federal and, if applicable, state and local tax rate (normally assumed to be the maximum tax rate). Tax equivalent yield is based upon, and will be higher than, the portion of a Fund's yield that is tax-exempt.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a Fund for the period in question, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in a Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of a Fund). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

A Fund's performance may be compared to that of the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Bond Index, and may also be compared to the performance of other fixed income, state municipal bond funds (as applicable) or general municipal bond mutual funds or mutual fund indexes as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.


Information may be quoted from publications such as MORNINGSTAR INC., THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BARRON'S, FORTUNE, THE CHICAGO TRIBUNE, USA TODAY, INSTITUTIONAL INVESTOR and REGISTERED REPRESENTATIVE. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(TM) or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, IBC/Donoghue's Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return, and guaranteed principal and may be insured.


A Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. A Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

A Fund may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for a class of a Fund. Distribution rate is simply a measure of the level of dividends distributed for a specified period. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of such investments during the period. Distribution rate is, therefore, not intended to be a complete measure of performance. Distribution rate may sometimes be greater than yield since, for instance, it may include gains from the sale of options or other short-term and possibly long-term gains (which may be non-recurring) and may not include the effect of amortization of bond premiums. As reflected under "Investment Objectives and Policies--Additional Investment Information," option writing can limit the potential for capital appreciation.

A Fund's Class A shares are sold at net asset value per share of such Fund plus a maximum sales charge of 4.5% (2.75% for the Intermediate Municipal Fund) of the offering price. While the maximum sales charge is normally reflected in a Fund's Class A performance figures, certain total return calculations may not include such charge and those results would be reduced if it were included. Class B shares and Class C shares are sold at net asset value. Redemptions of Class B shares within the first six years after purchase may be subject to a contingent deferred sales charge that ranges from 4% during the first year to 0% after six years. Yield figures for Class B shares do not include the effect of any contingent deferred sales charge. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares that may be imposed at the end of the period in question. Performance figures for the Class B shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included.


A Fund's returns and net asset value will fluctuate. Shares of a Fund are redeemable by an investor at the then current net asset value per share for such Fund, which may be more or less than original cost. Redemption of Class B shares may be subject to a contingent deferred sales charge as described above. Additional information concerning each Fund's performance appears in the Statement of Additional Information. Additional information about a Fund's performance also appears in its 1995 Annual Report to Shareholders, which is available without charge from the applicable Trust.


CAPITAL STRUCTURE

The National Trust was organized under the name "Kemper Municipal Bond Fund" as a business trust under the laws of Massachusetts on October 24, 1985 with a single investment portfolio. Effective January 31, 1986 the Municipal Trust, pursuant to a reorganization, succeeded to the assets and liabilities of Kemper Municipal Bond Fund, Inc., a Maryland corporation organized in 1977 as a successor to Kemper Municipal Bond Fund, Ltd., a Nebraska limited partnership organized in April 1976. Effective November 1, 1994, the Trust changed its name to "Kemper National Tax-Free Income Series."

The State Trust was organized under the name "Kemper California Tax-Free Income Fund" as a business trust under the laws of Massachusetts on October 24, 1985 with a single investment portfolio. Effective January 31, 1986, the Trust pursuant to a reorganization succeeded to the assets and liabilities of Kemper California Tax-Free Income Fund, Inc., a Maryland corporation organized in 1983. On July 27, 1990, the Trust changed its name to "Kemper State Tax-Free Income Series" and changed the name of its initial portfolio to "Kemper California Tax-Free Income Fund." The predecessor to the New York Fund, also named "Kemper New York Tax-Free Income Fund," was organized as a business trust under the laws of Massachusetts on August 9, 1985. Prior to May 28, 1988, that investment company was known as "Tax-Free Income Portfolios" and it offered two series of shares, the National Portfolio and the New York Portfolio. Pursuant to a reorganization on May 27, 1988, the National Portfolio was terminated and the New York Portfolio continued as the sole remaining series of Kemper New York Tax-Free Income Fund, which was reorganized into the New York Fund as a series of the State Trust on July 27, 1990.


Each Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Funds," all having no par value, which may be divided by the Board of Trustees into classes of shares. Currently, the National Trust has two Funds that offer four classes of shares and the State Trust has eight Funds that offer three classes of shares. These are Class A, Class B and Class C shares, as well as (for the National Trust only) Class I shares, which are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of KFS and its affiliates; and (b) the following investment advisory clients of KFS and its investment advisory affiliates that invest at least $1 million in the National Funds: (1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. The Board of Trustees of either Trust may authorize the issuance of additional classes and additional Funds if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trusts may offer multiple Funds, each is known as a "series company." Shares of each Fund of a Trust have equal noncumulative voting rights except that Class B and Class C shares have separate and exclusive voting rights with respect to each Fund's Rule 12b-1 Plan. Shares of each class also have equal rights with respect to dividends, assets and liquidation of such Fund subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of a Fund. Shares of each Trust are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trusts are not required to hold annual shareholder meetings and do not intend to do so. However, they will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of each Trust, shareholders may remove trustees. Shareholders will vote by Fund and not in the aggregate or by class except when voting in the aggregate is required under the Investment Company Act of 1940, such as for the election of trustees, or when voting by class is appropriate.

 [KEMPER MUTUAL FUNDS LOGO]
 INVESTMENT MANAGER
 Kemper Financial Services, Inc.
 PRINCIPAL UNDERWRITER
 ---------------------
 Kemper Distributors, Inc.
 120 South LaSalle Street
 Chicago, Illinois 60603
 1-800-621-1048


KTFIF-1S 11/95   [RECYCLE LOGO] printed on recycled paper


                              Kemper
                              Tax-Free
                              Income
                              Funds

                         PROSPECTUS

                        November 10, 1995

    KEMPER MUNICIPAL
    BOND FUND

    KEMPER INTERMEDIATE
    MUNICIPAL BOND FUND

    KEMPER CALIFORNIA
    TAX-FREE INCOME FUND

    KEMPER FLORIDA
    TAX-FREE INCOME FUND

    KEMPER MICHIGAN
    TAX-FREE INCOME FUND

    KEMPER NEW JERSEY
    TAX-FREE INCOME FUND

    KEMPER NEW YORK
    TAX-FREE INCOME FUND

    KEMPER OHIO
    TAX-FREE INCOME FUND

    KEMPER PENNSYLVANIA
    TAX-FREE INCOME FUND

    KEMPER TEXAS
    TAX-FREE INCOME FUND



 [KEMPER MUTUAL FUNDS LOGO]

                     KEMPER NATIONAL TAX-FREE INCOME SERIES

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION


      ITEM NUMBER                                 LOCATION IN STATEMENT OF
      OF FORM N-1A                                ADDITIONAL INFORMATION
      ------------                                ------------------------
10.   Cover Page...............................   Cover Page
11.   Table of Contents........................   Table of Contents
12.   General Information and History..........   Inapplicable
13.   Investment Objectives and Policies.......   Investments; Investment Policies and
                                                  Techniques; Investment Restrictions;
                                                  Appendix--Ratings of Investments
14.   Management of the Fund...................   Investment Manager and Underwriter;
                                                  Officers and Trustees
15.   Control Persons and Principal Holders of
      Securities...............................   Officers and Trustees
16.   Investment Advisory and Other Services...   Investment Manager and Underwriter;
                                                  Officers and Trustees
17.   Brokerage Allocation and Other
      Practices................................   Portfolio Transactions
18.   Capital Stock and Other Securities.......   Shareholder Rights
19.   Purchase, Redemption and Pricing of
      Securities Being Offered.................   Purchase and Redemption of Shares
20.   Tax Status...............................   Dividends and Taxes
21.   Underwriters.............................   Investment Manager and Underwriter
22.   Calculation of Performance Data..........   Performance
23.   Financial Statements.....................   Financial Statements; Report of Independent

                          KEMPER TAX-FREE INCOME FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION

                               NOVEMBER 10, 1995


           KEMPER NATIONAL TAX-FREE INCOME SERIES ("NATIONAL TRUST"):
                 KEMPER MUNICIPAL BOND FUND ("MUNICIPAL FUND")
    KEMPER INTERMEDIATE MUNICIPAL BOND FUND ("INTERMEDIATE MUNICIPAL FUND")

              KEMPER STATE TAX-FREE INCOME SERIES ("STATE TRUST"):
           KEMPER CALIFORNIA TAX-FREE INCOME FUND ("CALIFORNIA FUND")
              KEMPER FLORIDA TAX-FREE INCOME FUND ("FLORIDA FUND")
             KEMPER MICHIGAN TAX-FREE INCOME FUND ("MICHIGAN FUND")
           KEMPER NEW JERSEY TAX-FREE INCOME FUND ("NEW JERSEY FUND")
             KEMPER NEW YORK TAX-FREE INCOME FUND ("NEW YORK FUND")
                 KEMPER OHIO TAX-FREE INCOME FUND ("OHIO FUND")
         KEMPER PENNSYLVANIA TAX-FREE INCOME FUND ("PENNSYLVANIA FUND")
                KEMPER TEXAS TAX-FREE INCOME FUND ("TEXAS FUND")
               120 SOUTH LASALLE STREET, CHICAGO, ILLINOIS 60603
                                 1-800-621-1048

Kemper Tax-Free Income Funds are two open-end management investment companies ("Trusts"); the National Trust and the State Trust that together offer a choice of ten investment portfolios ("Funds").


This Statement of Additional Information is not a prospectus. It is the combined Statement of Additional Information for the Trusts. It should be read in conjunction with the combined prospectus of the Trusts dated November 10, 1995. The prospectus may be obtained without charge from the Trusts.

                                ---------------

                               TABLE OF CONTENTS


                                                                     Page
                                                                     ----
Investments......................................................... B-1
Investment Policies and Techniques.................................. B-9
Investment Restrictions............................................. B-13
Dividends and Taxes................................................. B-16
Performance......................................................... B-17
Investment Manager and Underwriter.................................. B-41
Portfolio Transactions.............................................. B-47
Purchase and Redemption of Shares................................... B-48
Officers and Trustees............................................... B-49
Shareholder Rights.................................................. B-51
Appendix--Ratings of Investments.................................... B-53



The financial statements appearing in the Trusts' 1995 Annual Reports to Shareholders are incorporated herein by reference. The financial statements for the Fund for which this Statement of Additional Information is requested accompanies this document.



KTFIF-13 11/95                                   (LOGO)printed on recycled paper

INVESTMENTS

MUNICIPAL SECURITIES. The yields on Municipal Securities are dependent on a variety of factors, including general money market conditions, general conditions of the Municipal Securities market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch Investors Services, Inc. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff") represent their opinions as to the quality of the Municipal Securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Consequently, Municipal Securities with the same maturity, coupon and rating may have different yields while Municipal Securities of the same maturity and coupon with different ratings may have the same yield.

The Funds may invest in tax-exempt leases. A tax-exempt lease is an obligation, often a lease purchase or installment contract, pursuant to which a governmental user of a capital asset, such as an item of equipment, agrees to make payments of the purchase price plus interest over a period of years, normally with the right to purchase the asset at the termination of the lease for a nominal amount. Tax-exempt leases normally have a term of only two to seven years, a relatively short period of time, and often have a higher interest rate than tax-exempt investments of a comparable term. Currently, it is anticipated that not more than 5% of the net assets of a Fund will be invested in tax-exempt leases during the coming year.

Provisions of the federal bankruptcy statutes relating to the adjustment of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse modification or alteration of the rights of holders of obligations issued by such subdivisions or authorities.

The National Funds do not intend to invest more than 25% of their total assets in any one state.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which litigation could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

SPECIAL RISK FACTORS. The following information as to certain risk factors is given to investors because each State Fund concentrates its investments in Municipal Securities (as defined in the prospectus) of a particular state. Such information constitutes only a summary, does not purport to be a complete description and is based upon information from official statements relating to securities offerings of state issuers. Investors should remember that rating agencies do change ratings periodically so that ratings mentioned here may have changed.

CALIFORNIA FUND. In recent years, California voters have approved a number of changes to the State constitution that have limited the ability of State and local issuers to raise revenues and adjust appropriations.

In 1978, California voters approved Proposition 13 which added Article XIII A to the California Constitution. Article XIII A changed the definition of assessed property value and placed restrictions on a taxing entity's ability to increase real property taxes. In 1979, voters also approved Proposition 4, the so-called Gann Initiative, which added Article XIII B to the California Constitution. The purpose of Article XIII B was to limit the annual appropriations of the State and any local government unit to the level of appropriations for the prior year, as adjusted for changes in cost of living, population and services required.
Article XIII B also specified that debt service obligations incurred prior to January 1, 1979 were excluded from the appropriations limits.

In the general elections of 1986, 1988, and 1990, California voters approved various measures that amended Article XIII A and XIII B. Propositions 58 and 60 clarified the definitions of "purchased property" and "change of ownership" found in Article XIII A. Proposition 98, in addition to guaranteeing a percent of State funding for public schools, modified Article XIII B to permit excess State revenues to be transferred to public schools and community colleges rather than returned to taxpayers. Finally, Proposition 111 amended Article XIII B to ease restrictions on certain expenditure categories in calculating the annual appropriation ceiling.

Future voter initiatives, if proposed and adopted, could further modify Articles XIII A and XIII B and place increased pressures on the State and local entities' ability to raise revenue and adjust appropriations.


The State of California has underperformed the national economy since 1990. Defense realignment programs and a severely depressed construction industry resulted in substantial job loss in most employment sectors. The financial impact on the State was dramatic. Negative operating results in fiscal years 1990 through 1992 produced an accumulated general fund deficit of $2.8 billion. Budgetary actions taken in fiscal year 1994 and 1995 substantially reduced the accumulated deficit. The recently adopted 1996 fiscal year budget forecasts a surplus to be achieved by June 30, 1996. This forecast relies on a continuation of the current economic recovery.



California continues to show signs of an economic recovery according to the UCLA Business Forecasting Project. Their report notes that the California economy is now generating new jobs at a faster rate than the nation and predicts this pattern to continue through 1997. At the current pace, California will have regained nearly all the jobs lost during the recent recession.



California's recent recession prompted a number of reductions in the State's general obligation bond rating. Between February 1992 and August 1994, Moody's lowered the State's bond rating from Aaa to A1. During a similar period, S&P reduced the State's general obligation bond rating from AAA to A. As of October 6, 1995, Fitch Investor Services assigned an "A" rating to the State's general obligation bonds.


Recent State budgets have included large cuts in local government transfer payments. These reductions may cause deterioration in local issuer financial performance and result in a reduced bond rating for certain local government issuers.


On December 6, 1994, Orange County, California filed for bankruptcy protection under Chapter 9 of the United States Bankruptcy Code. The California legislature has enacted legislation designed to assist Orange County in the resolution of the bankruptcy, however, a Plan of Adjustment has not yet been filed by the County. The financial impact of the bankruptcy on Orange County, the adequacy of the assets of Orange County available to satisfy claims and the ability of Orange County to confirm and implement a Plan of Adjustment are still uncertain.



Although the Orange County bankruptcy has affected the California municipal market by increased cost of financing for certain California issuers, the California municipal market, in general, has continued to function with adequate liquidity.


FLORIDA FUND. In 1992, Florida voters approved a constitutional amendment referred to as "Save Our Homes." This amendment limits ad valorem taxes on homestead properties and restricts the ability of taxing entities to increase real property taxes. While property taxes levied for payment of debt service are not restricted by the limitation, the overall creditworthiness of the governmental entity may be adversely affected. Taxing entities consisting primarily of residential areas, particularly school districts, and those entities close to their tax rate limitations are most likely to be adversely affected.

Under current law, the State of Florida is required to maintain a balanced budget such that current expenses are met from current revenues. Although Florida does not currently impose an individual income tax, it does impose a corporate income tax that is allocable to the State, in addition to an ad valorem tax on intangible personal property and sales and use taxes. These taxes are a major source of funds to meet Florida expenses, including repayment of, and interest on, obligations backed solely by the full faith and credit of the State, without recourse to any specific project.

Florida has experienced substantial population increases as a result of migration to Florida from other areas of the United States and from foreign countries which is expected to continue. Florida's growth was close to three times the national average during the 1980's. This pace fueled concerns about the need for resource management and conservation. Although growth has slowed recently to about twice the national 1% annual rate, it is expected to remain well above average for the indefinite future. According to the 1990 census report, Florida's population of 12.7 million was the fourth highest in the nation and 31% above 1980's 9.7 million, and it is expected to approach 15 million by 2000. It is anticipated that corresponding increases in State revenues will be necessary during this decade to meet increased burdens on the various public and social services provided by Florida.


Florida's ability to meet the needs of its population will depend in part upon its ability to foster business and economic growth. Florida's economy picked up in 1993, partly due to the rebuilding following Hurricane Andrew (discussed below) and to some resurgence in the nationwide economy. Employment numbers reflect the improved economic picture in the State. The unemployment rate for 1994 was 6.6%, compared to 7.0% in 1993 and 8.2% in 1992. Commercial construction remained weak while residential construction improved. Construction has shifted to lower-valued multi-family units rather than the higher priced single-family homes. This shift lowered construction spending over the first two quarters by $200 million. International trade continues to grow in southern Florida. Florida also continues to experience employment gains in the technology-based industry, the light manufacturing industry and the service sector. Service industry payrolls grew by 109,000 jobs in fiscal year 1994-1995. This growth rate is expected to stabilize over the next several years. Healthcare jobs are forecasted to be a large contributor to the increase in service industry jobs. The largest contributor is business services. This growth continues to diversify and better position Florida's overall economy, which was previously dominated by agriculture and tourism. Florida's tourism is on the rebound in 1995. For the first half of 1995 the state realized a 10% growth in visitors over the same period in 1994. Tourism fell 2.8% in 1994 following publicized tourist murders. The increase in tourists is due to an increase in domestic and European travelers. Latin America visitors, which account for approximately 40% of the tourists, declined 21% for the first six months in 1995. The decline in Latin America visitors is attributed to political instability in countries such as Mexico, Venezuela and Colombia. Florida's future economic and business growth could be restricted by the natural limitations of available environmental resources and the ability to finance adequate public facilities such as roads and schools.


In August 1992, Hurricane Andrew, the costliest natural disaster in Florida's history, hit Southern Dade County. Hurricane Andrew was very localized and hurt primarily Southern Dade County including wiping out the City of Homestead. There have been no adverse credit implications from the Hurricane for local governmental units or the State. The Hurricane has actually had an economic stimulating effect on Dade County and some surrounding areas as disaster aid and insurance refunds are received. Construction of homes and purchases of large items has boomed. The boom in construction and large ticket purchases has led to higher employment levels as well as increased sales tax receipts, the largest revenue source for the State of Florida. In December 1993, the State Legislature established the Hurricane Andrew Recovery and Rebuilding Trust Fund funded from transfers from Sales Tax Collections attributed to Hurricane Andrew. These funds are earmarked for Dade County.

Despite Florida's rapid growth and recent acceleration in debt financing, the State's debt burden remains lower than that of other large population states. Net debt payable from state revenues is $435 per capita.


Fiscal year 1995 ended with a General Fund balance of $340.5 million including $219.9 million in the working capital fund and $120 million in the budget stabilization fund. The fiscal year 1996 budget totaled $14.85 billion a 4% increase from 1995. Revenues are expected to grow approximately 5% while expenditures grow only 3.5%. The growth in expenditures represents an increase in correctional and educational spending. The Governor has included a program increasing the number of prison beds by 19,700 by the end of 1996, a 25% increase in capacity. Fiscal year 1996 will be the first year the State must operate under the revenue growth cap established in 1994. Revenue growth is limited to a five year average growth in personal income. For fiscal year 1996 this totaled 5.87% or $20.7 billion. The State's continued population growth, reliance on sales tax receipts for its major revenue source, growing capital needs and the limitation placed on revenue growth will continue to challenge the State's ability to maintain a strong financial position.

The State's economy should continue to benefit from good population growth, economic diversification and an increase in foreign trade. These positive economic factors combined with the State's moderate debt burden suggest a certain level of stability in the State's credit outlook.


As of October 6, 1995, the State's general obligation debt was rated Aa by Moody's and AA by S&P.


MICHIGAN FUND. The principal sectors of Michigan's diversified economy are manufacturing of durable goods (including automobiles and components and office equipment), tourism and agriculture. As reflected in historical employment figures, the State's economy has lessened its dependence upon durable goods manufacturing. In 1960, employment in such industry accounted for 33% of the State's workforce. This figure fell to 17.1% for the first 11 months of 1994. However, such manufacturing continues to be an important part of the State's economy. The particular industries are highly cyclical, which adversely affects the revenue streams of the State and its political subdivisions because it adversely impacts tax sources, particularly sales taxes, income taxes and single business taxes.

Michigan is the fifth largest exporter in the nation. It mainly exports to Canada and Mexico. With the passage of NAFTA, concerns were raised about its affect upon the State's manufacturing base; but there has been little noticeable effect. Exports of automobiles declined slightly but this resulted more from the number of new auto plants located outside of Michigan than from NAFTA. The State ended 1993 with the highest employment level in fifteen years. The unemployment rate for 1993 was 7.0% compared to 8.8% and 9.2% for 1992 and 1991, respectively. The 1994 unemployment rate was 5.9% reflecting the continued improvement in Michigan's economy, particularly the auto industry.


The State's financial position has improved in the last year because of greater than anticipated revenues. Michigan's economy has continued to strengthen due to the automotive industry. It had to do major maneuvering in fiscal years 1991 through 1993 to balance the books. The State used accounting changes, expenditure reductions (hiring freeze, reduction in public aid) and delayed payments to local governments to balance the budget. The State eliminated a structural deficit in fiscal year 1992 and began 1993 with limited reserves. Due to continued cost cutting efforts and greater than anticipated revenues from the better than expected economic growth, fiscal year 1993 ended with a $312 million surplus compared to $1.8 billion deficit from 1991. Fiscal year 1994 saw similar results, and the strong revenue growth has continued in fiscal year 1995. The State forecast underlying revenue growth for fiscal year 1995 of 6%. The 1996 fiscal year budget was based on a conservative revenue growth rate of 4.7%. Fiscal year 1996 revenue growth would cause the State to exceed the revenue cap by $297 million. Consequently, tax reductions that total approximately $186 million have been proposed for fiscal year 1996.


At the present time the State does not levy any ad valorem taxes on real or tangible personal property. In addition, the State Constitution limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments. On May 1, 1992, the Governor signed into law a bill relating to the manner by which property taxes are assessed in Michigan. The bill required, among other things, that 1992 real property tax assessments remain at 1991 assessment levels, subject to certain adjustments. Two proposals relating to property tax reform and to amend the State Constitution appeared on the ballot for the November 1992 general election and were defeated, and a third proposal was rejected at a special election held June 2, 1992. In addition to the foregoing, several other proposals for property tax reform in Michigan have been suggested and may again be submitted to the electors at future elections. On July 21, 1993, the Michigan State Legislature passed Senate Bill 1 and the Governor signed the Bill into law on August 19, 1993. Senate Bill 1, which upon passage became Act 145 of the Michigan Public Acts of 1993 ("Act 145"), is the latest development in a long-term effort by the State and its electorate to modify the local ad valorem property tax system. The law significantly affects financing of K-12 school operations beginning with July 1, 1994 tax levies. Act 145 exempts all property in the State of Michigan from millage levied for local school and intermediate school district operating purposes. Millage levied for community colleges and millage levied for voter-approved general obligation debt are not encompassed within the exemption. Act 145 did not contain a method for replacing revenues lost by these exemptions or provide for other means of financing public education. In December 1993, the Michigan Legislature proposed a school funding program that included two funding mechanisms. The initial funding program was to be voted on by the electorate at an election that was held on March 15, 1994 and an alternative funding program that would automatically go into effect should the initial program fail to be approved. On March 15, 1994 the initial funding program was approved by the voters and became effective July 1, 1994. The new funding program included an increase in the state sales tax to 6 cents from 4 cents, a 2% real estate transfer tax, a six mill property tax levied by the State on all property and an eighteen mill property tax on commercial property, an interstate phone charge, an increase in the cigarette tax, and additional revenue generated from the implementation of Keno. In exchange for the implementation of the property tax and increased taxes, the State's income tax was decreased to 4.4% from 4.6%. The full effect of the change in the revenue structure for financing K-12 public education has not been realized at either the local or state level. Depending upon its effect on the State's finances, and as the funding for education matures the State's method of financing public education may be altered.


As of October 6, 1995, the State's general obligation bonds are rated Aa by Moody's, AA by Standard & Poor's and AA by Fitch.



NEW JERSEY FUND. New Jersey is the ninth most populous state in the nation. Per capita income in 1993 was the second highest of the states and 129% of the national average. The distribution of employment in New Jersey mirrors that of the nation. After an extraordinary boom in the mid-1980's, New Jersey and the rest of the Northeast fell into a recession a year before the national recession officially began. Along with the rest of the Northeast, New Jersey climbed out of the recession more slowly than the rest of the nation. Since 1992, the unemployment rate in New Jersey has exceeded the national average; the unemployment rates for New Jersey and the nation during the first quarter of 1995 were 6.9% and 5.9%, respectively.



New Jersey has a complicated debt structure. The State has $3.6 billion in G.O. debt outstanding, nearly $2.0 billion in appropriation backed debt, and another $1.2 billion in other tax-supported debt. Net tax-supported debt per capita is $864, or twice the median and eleventh in the nation. Net tax-supported debt represents 3.2% of personal income, 50% above the median and fifteenth in the nation.



On a GAAP ("Generally Accepted Accounting Principles") basis, New Jersey has achieved a surplus in each of the last three fiscal years, increasing its fund balance to a large 12% of expenditures. On a budgetary basis, the State has purposely drawn down the undesignated General Fund fund balance in recent years. Even so, at the end of fiscal year 1994, the undesignated fund balance was 6% of expenditures on a GAAP basis. Preliminary numbers for fiscal year 1995 indicate a modest budgetary deficit, smaller than planned; the GAAP results cannot be predicted yet. The fiscal year 1996 budget substantially reduces the reliance on one-shots, and assumes a slower economy than in 1995. The budget has been well received by the rating agencies.


The New Jersey Constitution provides, in part, that no money shall be drawn from the State treasury except for appropriations made by law and that no law appropriating money for any State purpose shall be enacted if the appropriations contained therein, together with all prior appropriations made for the same fiscal period, shall exceed the total amount of the revenue on hand and anticipated to be available to meet such appropriations during such fiscal period, as certified by the Governor.

The Local Government Cap Law (the "Cap Law") generally limits the year-to-year increase of the total appropriations of any municipality and the tax levy of any county to either five percent or an index rate determined annually by the Director, whichever is less. However, where the index percentage rate exceeds five percent, the Cap Law permits the governing body of any municipality or county to approve the use of a higher percentage rate up to the index rate. Further, where the index percentage rate is less than five percent, the Cap Law also permits the governing body of any municipality or county to approve the use of a higher percentage rate up to five percent. Regardless of the rate utilized, certain exceptions exist to the Cap Law's limitation on increases in appropriations. The principal exceptions to this limitation are municipal and county appropriations to pay debt service requirements; to comply with certain other State or federal mandates; amounts approved by referendum; and, in the case of municipalities only, to fund the preceding year's cash deficit or to reserve for shortfalls in tax collections.

State law also regulates the issuance of debt by local units. The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within 120 days of the end of the fiscal year (six months in the case of the counties) in which issued. With certain exceptions, no local unit is permitted to issue bonds for the payment of current expenses. Local units may not issue bonds to pay outstanding bonds, except for refunding purposes and then only with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of first issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis, which is the average of the equalized value of all taxable real property and improvements within the geographic boundaries of the local unit, as annually determined by the Director of the Division of Taxation, for each of the three most recent years.


As of October 6, 1995, the State's general obligation ratings were Aa1 by Moody's, AA+ by Standard & Poor's and AA+ by Fitch.



NEW YORK FUND. With a population of 18 million, New York ranks third in population among the fifty states. According to the census, New York gained 2.5% in population between 1980 and 1990 after a loss of 3.7% in the prior decade. New York City accounts for about 40% of the State's population. New York ranks fourth in the nation in personal income; in 1990, per capita personal income was 120% of the national average. Employment peaked in 1989 at 8.2 million, and declined 425,000 between 1989 and 1992. This was the most severe job loss since recordkeeping began in 1939. Since then, the State has gained back about 200,000 private sector jobs, while government employment declined by 20,000. Employment distribution is similar to that of the nation as a whole, except for a higher concentration in Finance, Insurance and Real Estate (9.4% versus 6.0% nationally), and a lower concentration in manufacturing (12.7% versus 16.2% nationally). Unemployment is historically more cyclical than for the United States as a whole, with lower unemployment in good times and higher unemployment in bad. Since 1991, New York unemployment has exceeded the U.S. average.



The State's financial performance has weakened since fiscal year 1994. This year the legislature approved tax reductions that will make achieving a balanced budget in fiscal year 1996 more difficult. The State still has an accumulated deficit in its General Fund equal to 5% of expenditures.



Numerous bonds issued by various State agencies and authorities are either guaranteed by the State or supported by the State through lease-purchase arrangements, other contractual obligations or moral obligation provisions. As of October 6, 1995, the principal amount of New York State general obligation bonds outstanding was $5.2 billion and the principal amount of state-guaranteed, lease-purchase debt and other tax-supported bonds outstanding was $22.7 billion.



Between fiscal year 1992 and fiscal year 1994, New York materially improved its finances. At the end of fiscal year 1991, the accumulated General Fund deficit exceeded $6 billion on a GAAP basis. There followed three consecutive surpluses, which, combined with LGAC financing, reduced the deficit to $1.6 billion.



The State's fiscal year 1996 budget projects disbursements $344 million lower than disbursements in fiscal year 1995. This is the first absolute year-over-year decline in General Fund disbursements in more than fifty years. Total State spending (exclusive of federal pass-throughs) is projected to increase 2 1/2%. After deferring planned reductions for six years, the first phase of a planned three year, 20% income tax cut occurs this year.



Certain State agencies, such as the New York State Urban Development Corporation ("UDC"), the Battery Park City Authority and the Housing Finance Agency ("HFA") are dependent upon State legislative appropriations in order to meet their bond obligations. In February, 1975, UDC defaulted on $1 billion of its short-term notes and the State appropriated amounts to cure the default. HFA has a $390 million mortgage on the Co-op City Project located in New York City. Co-op City has had difficulties in meeting its mortgage payments to HFA owing to rent strikes by tenants, disputes with the City of New York and other factors. Yonkers and Buffalo have also experienced financial difficulties, which have required State appropriations to meet the financial obligations of both cities. In the case of Yonkers, a State agency that has been monitoring finances since 1984 took control of all City spending in view of court fines and financial problems resulting from Yonkers' refusal and delay in implementing a Court ordered desegregation plan. In addition, counties and other localities on Long Island have financial problems, including those relating to the Long Island Lighting Company's construction of its Shoreham nuclear power facility, that could lead to requests for additional State assistance.


In 1975, New York City (the "City") suffered several financial crises. To help New York City out of its financial difficulties, the State legislature created the Municipal Assistance Corporation ("MAC") in 1975. MAC has the authority to issue bonds and notes and pay or lend the proceeds to the City. MAC also has the authority to exchange its obligations for City obligations. MAC bonds are payable out of certain State sales and use taxes imposed within the City, State stock transfer taxes and per capita State aid to the City. The State is not, however, obligated to continue these taxes, nor to continue appropriating revenues from these taxes, nor to continue the appropriation of per capita State aid to pay MAC obligations. MAC does not have taxing powers, and its bonds are not obligations enforceable against either the City or the State.



Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 its financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City was required to submit annually to the Control Board a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with generally accepted accounting principles. Although the Control Board's powers of prior approval were suspended effective June 30, 1986 because the City had satisfied certain statutory conditions, the City continues to submit four year plans to the Control Board for its review. The City completed fiscal year 1995 with a balanced budget.



In March 1990, S&P lowered its rating of New York State's general obligation debt from AA- to A. In addition, S&P and Moody's lowered their ratings of New York State's short-term notes from SP-1+ to SP-1 and from MIG-1 to MIG-2, respectively. In February 1991, Moody's lowered its rating of New York City's general obligation debt from A to BAA1. In January 1992, Moody's lowered its rating of New York State legislative appropriations bonds from A to Baa1 and S&P lowered its rating of New York State legislative appropriations bonds from BBB+ to BBB and of New York State general obligation bonds from A to A-. In July 1995, S&P lowered its rating of New York City's general obligation debt from A-to BBB+. As of October 6, 1995, general obligation bonds of the State of New York are rated A and A- by Moody's and S&P, respectively.


OHIO FUND. At one time, manufacturing dominated Ohio's economy. This concentration left the State vulnerable to cyclical economic fluctuation. Ohio's economy has been growing and diversifying as employment shifts into services, trade, finance, insurance, and real estate. Between 1981 and 1988, Ohio lost more than 129,000 manufacturing jobs while gaining 417,000 services and trade jobs. Unemployment rates, down sharply from the 1982 recessionary peak of 12.5%, have gradually declined and are in line with the national average. Ohio is ranked 22nd among states for per capita personal income.


Assisted by its stronger economy, Ohio's financial position improved through the 1980s although the recent recession, as with the rest of the nation, had a negative effect upon revenue sources. Following a period of troublesome fiscal operations in the early 1980s, the State established and began contributing to a separate Budget Stabilization Fund. The purpose of this fund is to provide a cushion against the financial impact of an unforeseen economic event. With continued contributions, the Budget Stabilization Fund is expected to be maintained at $300 million or higher. The 1995 fiscal year-end General Revenue Fund is expected to be approximately $680 million (unobligated), with the Budget Stabilization Fund approaching over $800 million, or 7% of 1995 revenues.


Ohio generally follows conservative debt policies. Although debt has been increasing and current ratios are slightly above average, bonds have rapid retirement schedules, with nearly 70% of principal retired in 10 years. Development is a priority that will lead to increased borrowing by Ohio. The State's voters, in November 1987, approved a $1.2 billion ten-year general obligation bond program financing local capital improvements.


As of October 6, 1995, Ohio's general obligation bonds were rated Aa by Moody's and AA by S&P.

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PENNSYLVANIA FUND. Pennsylvania historically has been identified as a heavy industry state although that reputation has changed recently as the industrial composition of Pennsylvania diversified when the coal, steel and railroad industries began to decline. The major new sources of growth in Pennsylvania are in the service sector, including trade, medical and health services, education and financial institutions. Pennsylvania's agricultural industries are also an important component of the Commonwealth's economic structure.


The Commonwealth has been able to favorably improve its financial position since a financial crisis in 1991. The Commonwealth faced a $1.1 billion deficit in 1991 following a severe recession and a correspondent decline in revenues. Following a major budgetary revision package in 1992 and improved economic activity the Commonwealth has turned its financial position around and ended fiscal year 1994 with a General Fund unreserved balance of $329 million. A slight improvement for 1995 is expected due to the slower economic growth in the Commonwealth. Economic activity has been stable in the past year causing a revised growth rate in revenues. The 1996 budget includes the drawdown of this balance to offset the lower growth rate in revenues and a reduction in the corporate income tax rate.



As of October 6, 1995, all outstanding general obligation bonds of the Commonwealth of Pennsylvania were rated AA- by S&P and A1 by Moody's. Local municipalities issuing Pennsylvania municipal securities, although impacted in general by the economic condition of the Commonwealth, have credit ratings that are determined with reference to the economic condition of such local municipalities. For example, as of October 6, 1995, the ratings on the long-term obligations of the City of Philadelphia (the "City") supported by payments from the City's General Fund were rated Baa by Moody's and BBB- by S&P.



TEXAS FUND. The State's economy is diversified and mirrors the national economy. The service sector has been the largest source of employment growth with many high tech firms locating in the State. On an absolute basis, Texas led the nation in terms of new jobs added between 1994 and 1995. On a percentage of the work force basis, the State was ranked thirteenth. Gross State Product growth has outpaced the nation for the past five years. The diversification of the economy has contributed to stability in the general credit quality of Texas issuers.



On a cash basis, Texas' general revenue fund operations in fiscal year 1994 produced a positive balance of $2.3 billion. This represents the seventh consecutive year the State has ended the fiscal year with a positive balance, and exceeded preliminary forecasts. Factors contributing to the positive performance included higher sales tax revenues and lottery receipts.



Sales taxes represent the largest revenue source for the State, accounting for 31% of fiscal year 1994 general fund revenues. State sales tax revenues grew by 7.5% between fiscal years 1993 and 1994. The growth can be attributed to a stronger economy. Federal grants represented the second largest source of revenues (29.2% of fiscal year 1994 general fund revenues). The remainder of the State's revenues are derived mainly from motor fuels, lottery and franchise taxes. The expenses of the State are concentrated in health & human services and education (75% of fiscal year 1994 general fund expenses).



The debt burden of the State is low compared to other states. The debt issued going forward will be to finance capital projects. The State's goal going forward is to finance self supporting projects, which will not affect General Fund operations. The State has utilized a number of commercial paper borrowings to smooth out cash flows during the fiscal year and will continue to do so going forward.



The State has no personal or corporate income tax currently. In November 1993 legislation was approved by the voters requiring voter approval to implement a personal income tax. Corporations pay a corporate franchise tax based on the amount of the corporation's capital and "earned surplus" which includes corporate net income and officers' and directors' compensation (3.19% fiscal year 1994 General Fund revenues). The State constitution prohibits the State from levying an ad valorem tax on property for general revenue purposes. The State constitution also limits the rate of growth of appropriations from tax revenues not dedicated by the constitution during any biennium, to the estimated rate of growth for the State's economy. The legislature may avoid the constitutional limitation if it finds, by majority vote of both houses, that an emergency exists. The State constitution authorizes the Legislature to provide by law for the implementation of this restriction; and the legislature, pursuant to such authorization, has defined the estimated rate of growth in the State's economy to mean the estimated increase in personal income for the State.


The State's economy should continue to benefit from increased employment and industry diversification, job growth, expanded trade with Mexico through NAFTA, and a modest debt burden. As of October 23, 1995, the State's general obligation debt was rated Aa by Moody's, AA by S&P and AA+ by Fitch.


INVESTMENT POLICIES AND TECHNIQUES

GENERAL. Each Fund may engage in futures and options and other derivatives transactions such as delayed delivery transactions in accordance with its investment objective and policies. Each Fund intends to engage in such transactions if it appears advantageous to the investment manager to do so, in order to pursue its investment objective, to hedge against the effects of fluctuating interest rates and to stabilize the value of its assets. The use of futures and options, and possible benefits and attendant risks, are discussed below, along with information concerning certain other investment policies and techniques.

FINANCIAL FUTURES CONTRACTS. A Fund may enter into financial futures contracts for the future delivery of a financial instrument, such as a security, or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index at a specified price during a specified delivery period. At the time of delivery in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.


Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases a party will close out the contractual commitment before delivery without having to make or take delivery of the security by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. A Fund will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. At the time a Fund enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin", to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce a Fund's yield. Futures contracts entail risks. If the investment manager's judgment about the general direction of markets is wrong, the overall performance may be poorer than if no such contracts had been entered into.


There may be an imperfect correlation between movements in prices of futures contracts and portfolio securities being hedged. The degree of difference in price movements between futures contracts and the securities being hedged depends upon such things as variations in speculative market demand for futures contracts and debt securities and differences between the securities being hedged and the securities underlying the futures contracts, e.g., interest rates, tax status, maturities and credit-worthiness of issuers. While interest rates on taxable securities generally move in the same direction as interest rates on Municipal Securities, there are frequently differences in the rate of such movements and temporary dislocations. Accordingly, the use of a financial futures contract on a taxable security or a taxable securities index may involve a greater risk of an imperfect correlation between the price movements of the futures contract and of the Municipal Security being hedged than when using a financial futures contract on a Municipal Security or a Municipal Securities index. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the debt securities and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the investment adviser may still not result in a successful hedging transaction. If any of these events should occur, a Fund could lose money on the financial futures contracts and also on the value of its portfolio securities.

OPTIONS ON FINANCIAL FUTURES CONTRACTS. A Fund may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. A Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it. A Fund will establish segregated accounts or will provide cover with respect to written options on financial futures contracts in a manner similar to that described under "Options on Securities." Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case such Fund would lose the premium paid therefor.

OPTIONS ON SECURITIES. A Fund may write (sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash, U.S. Government securities or other liquid high-grade debt obligations ("eligible securities") having a value at least equal to the fluctuating market value of the optioned securities. A Fund may write "covered" put options provided that as long as the Fund is obligated as a writer of a put option, the Fund will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price during the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. A Fund may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security it does not own, but that is used as a bench mark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related securities is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows the Fund to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times the Fund would like to establish a position in a security upon which call options are available. By purchasing a call option the Fund is able to fix the cost of acquiring the securities, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market because the Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

During the option period, the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the covered call option writer has to sell the underlying security because of the exercise of the call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

If a secured put option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option, minus the premium received.

OVER-THE-COUNTER OPTIONS. As indicated in the prospectus (see "Investment Objectives and Policies"), each Fund may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the Trust's investment manager and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes, while it is obligated as a put writer. Similarly, a purchaser of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The Trusts understand the position of the staff of the Securities and Exchange Commission ("SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. Each Trust's investment manager disagrees with this position and has found the dealers with which it engages in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Trusts have adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of a Fund's portfolio. A brief description of such procedures is set forth below.

A Fund will only engage in OTC options transactions with dealers that have been specifically approved by the investment manager pursuant to procedures adopted by the Board of Trustees of each Trust. The investment manager believes that such dealers should be able to enter into closing transactions if necessary and, therefore, present minimal credit risks to a Fund. The investment manager will monitor the creditworthiness of the approved dealers on an on-going basis. A Fund currently will not engage in OTC options transactions if the amount invested by the Fund in OTC options, plus a "liquidity charge" related to OTC options written by the Fund, plus the amount invested by the Fund in illiquid securities, would exceed 15% of the Fund's net assets. The "liquidity charge" referred to above is computed as described below.

The Trusts anticipate entering into agreements with dealers to which a Fund sells OTC options. Under these agreements the Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase Price"). The "liquidity charge" referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security. If there is no such agreement requiring a dealer to allow the Fund to repurchase a specific OTC option written by the Fund, the "liquidity charge" will be the current market value of the assets serving as "cover" for such OTC option.

OPTIONS ON SECURITIES INDICES. A Fund also may purchase and write call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

When a Fund writes an option on a securities index, it will segregate and mark-to-market eligible securities equal in value to at least 100% of the exercise price in the case of a put, or the contract value in the case of a call. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

Options on futures contracts and index options involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case such Fund would lose the premium paid therefor.

DELAYED DELIVERY TRANSACTIONS. A Fund may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions involve a commitment by a Fund to purchase or sell securities with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When a Fund enters into a delayed delivery purchase, it becomes obligated to purchase securities and it has all the rights and risks attendant to ownership of a security, although delivery and payment occur at a later date. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. At the time a Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. A Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security.


To the extent a Fund engages in when-issued or delayed delivery purchases, it will do so for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies. The Fund reserves the right to sell these securities before the settlement date if deemed advisable.

REGULATORY RESTRICTIONS. To the extent required to comply with SEC Release No. IC-10666, when purchasing a futures contract, writing a put option or entering into a delayed delivery purchase, a Fund will maintain in a segregated account cash, U.S. Government securities or liquid high-grade debt obligations equal to the value of such contracts. A Fund will use cover in connection with selling a futures contract.

A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which the Fund holds or intends to purchase.

INVESTMENT RESTRICTIONS

Certain fundamental investment restrictions have been adopted for each Fund which, together with the investment objective and policies of each Fund, cannot be changed for a Fund without approval of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

THE MUNICIPAL FUND AND THE INTERMEDIATE MUNICIPAL FUND EACH MAY NOT, AS A FUNDAMENTAL POLICY:

(1) Make investments other than in accordance with its investment objective and policies.

(2) With respect to temporary investments, purchase securities (other than securities of the United States Government, its agencies or instrumentalities) if as a result of such purchase more than 25% of the Fund's total assets would be invested in any industry.

(3) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer.

(4) Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its objective and policies are not prohibited.

(5) Borrow money except for temporary or emergency purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed 5% of the Fund's net assets; or pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

(6) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credit as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions.

(7) Write, purchase or sell puts, calls or combinations thereof, except in accordance with its investment objective and policies.

(8) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts.

(9) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(10) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(11) Issue senior securities except as permitted under the Investment Company Act of 1940.

THE CALIFORNIA FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) Purchase securities or make investments other than in accordance with its investment objective and policies.

(2) Purchase securities (other than securities of the United States Government, its agencies or instrumentalities, or the State of California or its political subdivisions) if as a result of such purchase more than 25% of the Fund's total assets would be invested in any industry.

(3) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer, except that, with respect to 50% of the Fund's total assets, the Fund may invest up to 25% of its total assets in securities of any one issuer.

(4) Make loans, except in accordance with its investment objective and policies.

(5) Borrow money except for temporary or emergency purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed 10% of the Fund's net assets; or pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

(6) Make short sales of securities or purchase any securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions.

(7) Write, purchase or sell puts, calls or combinations thereof, except in accordance with its investment objective and policies.

(8) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts.

(9) Invest in real estate, although it may invest in Municipal Securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(10) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(11) Issue senior securities except as permitted under the Investment Company Act of 1940.

THE FLORIDA FUND, THE MICHIGAN FUND, THE NEW JERSEY FUND, THE NEW YORK FUND, THE OHIO FUND, THE PENNSYLVANIA FUND AND THE TEXAS FUND EACH MAY NOT, AS A FUNDAMENTAL POLICY:

(1) Make investments other than in accordance with its investment objective and policies.

(2) Purchase securities (other than securities of the United States Government, its agencies or instrumentalities, or of a state or its political subdivisions) if as a result of such purchase 25% or more of its total assets would be invested in any industry.

(3) Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its objective and policies are not prohibited.

(4) Borrow money except for temporary purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed) in order to meet redemption requests which otherwise might result in the untimely disposition of securities; or pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of its net assets to secure borrowings. Reverse repurchase agreements are permitted within the limitations of this paragraph. The Fund will not purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding.

(5) Make short sales of securities, or purchase any securities on margin, except to obtain such short-term credit as may be necessary for the clearance of transactions; however, it may make margin deposits in connection with financial futures and options transactions.

(6) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

(7) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(8) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts.

(9) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(10) Issue senior securities except as permitted under the Investment Company Act of 1940.

(11) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer except that, with respect to 50% of the Fund's total assets, the Fund may invest up to 25% of its total assets in securities of any one issuer.


If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. In the event a Fund acquires illiquid assets as a result of the exercise of a security interest relating to Municipal Securities, the Fund will dispose of such assets as promptly as possible. A Fund may invest more than 25% of its net assets in industrial development bonds. For purposes of diversification, identification of the issuer of a Municipal Security depends on the terms and conditions of the obligation. Each Fund considers the issuer to be the party with the primary financial obligation for the issue. The Funds did not borrow money as permitted by investment restriction number 5 for the Municipal, Intermediate Municipal and California Funds and number 4 for the Florida, Michigan, New Jersey, New York, Ohio, Pennsylvania and Texas Funds in the latest fiscal year. None of the Funds has any present intention of borrowing during the current year. Each Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. Each Fund may not:


(1) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Trust or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(2) Invest for the purpose of exercising control or management of another issuer.

(3) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(4) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities ("Municipal Securities" for the California Fund) of issuers which invest in or sponsor such programs.

(5) Invest more than 5% of the Fund's total assets in industrial revenue bonds if sponsored by companies which with their predecessors have less than three years continuous operation.

(6) Invest more than 15% of its net assets in illiquid securities.

(7) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(8) Invest in oil, gas, and other mineral leases.

(9) Purchase or sell real property (including limited partnership interests in real estate investment trusts or readily marketable securities of companies which invest in real estate).

(10) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities will not exceed 15% of total assets.

(11) Invest more than 10% of its total assets in securities of real estate investment trusts.

DIVIDENDS AND TAXES


DIVIDENDS. All the net investment income of a Fund is declared daily as a dividend on shares for which the Fund has received payment. Net investment income of a Fund consists of all interest income earned on portfolio assets less all expenses of the Fund. Income dividends will be distributed monthly and dividends of net realized capital gains will be distributed annually.


The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

A Fund may at any time vary the foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees of the Trust determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code"). Dividends will be reinvested in shares of the Fund paying such dividends unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Kemper Funds as provided in the prospectus.


TAXES. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. One of the requirements of Subchapter M is that a Fund must derive less than 30% of its gross income from gains (not reduced by losses) on stocks and securities and certain other investments held for less than three months. A Fund may be limited in its options and futures transactions in order to prevent recognition of such gains. Dividends from a Fund will not be eligible for the dividends received deduction available to corporate shareholders.


A Fund's options and futures transactions are subject to special tax provisions that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses, or alter the holding periods of certain of a Fund's securities. For federal income tax purposes, a Fund is generally required to recognize its unrealized gains and losses at year end on financial futures contracts, options thereon, index options and listed options on debt securities. Any gain or loss recognized on such financial instruments is generally considered to be 60% long-term and 40% short-term without regard to the holding period of the contract or option.

A shareholder who redeems shares of a Fund will recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed and the adjusted cost basis of the shares. The gain or loss will be a capital gain or loss and will be long-term if the shares are held for a period of more than one year. Any loss on shares held six months or less will be a long-term capital loss to the extent any long-term capital gain distribution is made with respect to such shares during the period the investor owns the shares. In the case of shareholders holding shares of a Fund for six months or less and subsequently selling those shares at a loss after receiving an exempt-interest dividend, the loss will be disallowed to the extent of the exempt-interest dividends received. However, the Secretary of the Treasury may issue regulations to shorten the required holding period from six months to 31 days.

A shareholder who has redeemed shares of a Fund or any Kemper Mutual Fund listed in the prospectus under "Special Features--Class A Shares--Combined Purchases" may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of any Fund or in shares of the other Kemper Mutual Funds within six months of the redemption as described in the prospectus under "Redemption or Repurchase of Shares--Reinvestment

Privilege." If the redeemed shares were purchased after October 3 1989 and were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvestment shares, or (b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvestment shares and is not included in the basis of the redeemed shares. If a shareholder realizes a loss on the redemption or exchange of a Fund's shares and reinvests in that same Fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of a Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.


Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Further, the Funds may not be appropriate investments for persons who are "substantial users" of facilities financed by industrial development bonds held by the Funds or are "related persons" to such users; such persons should consult their tax advisers before investing in the Funds.

The "Superfund Act of 1986" (the "Superfund Act") imposes a separate tax on corporations at a rate of 0.12 percent of the excess of such corporation's "modified alternative minimum taxable income" over $2 million. A portion of tax-exempt interest, including exempt-interest dividends from a Fund, may be includible in modified alternative minimum taxable income. Corporate shareholders are advised to consult their tax advisers with respect to the consequences of the Superfund Act.

PERFORMANCE

As described in the prospectus, a Fund's historical performance or return for a class of shares may be shown in the form of "yield," "tax equivalent yield," "average annual total return" and "total return" figures. These various measures of performance are described below. Performance information will be computed separately for each class. KFS has waived or reduced its management fee and, in certain cases, absorbed certain operating expenses for some of the Funds for the periods and to the extent specified in the prospectus and this Statement of Additional Information. See "Investment Manager and Underwriter." Because of these waivers and expense absorptions, the performance results for such Funds may be shown with and without the effect of these waivers and expense absorptions. Performance results not giving effect to waivers and expense absorptions will be lower. The yields and other performance information set forth in this section for the New York Fund are for the predecessor of the New York Fund, also named "Kemper New York Tax-Free Income Fund." Additional information appears under "Capital Structure" in the prospectus.

Yield is a measure of the net investment income per share earned by a Fund over a specific one month or 30-day period expressed as a percentage of the maximum offering price of the Fund's shares (which is net asset value for Class B and Class C shares) at the end of the period. Tax equivalent yield is the yield that a taxable investment must generate in order to equal a Fund's yield for an investor in a stated federal income tax bracket for the Municipal Fund, the Intermediate Municipal Fund, the Florida Fund or the Texas Fund, in a stated combined federal and state income tax bracket for the California Fund, the Ohio Fund, the Michigan Fund, the New Jersey Fund and the Pennsylvania Fund, and in a stated combined federal, New York State and New York City income tax bracket for the New York Fund. The tax equivalent yield for the Florida Fund does not include the potential effect of an exemption from the Florida intangibles tax. Average annual total return and total return measure both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in a Fund.

A Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The yields are shown below based upon the one month period ended September 30, 1995 for the Municipal and Intermediate Municipal Funds and August 31, 1995 for the State Funds.



                                                                        CLASS A      CLASS B      CLASS C
                                                                        SHARES       SHARES       SHARES
                                                                        -------      -------      -------
Municipal Fund.......................................................     4.93%        4.31%        4.27%
Intermediate Municipal Fund*.........................................     4.23%        3.75%        3.98%
California Fund......................................................     5.00%        4.34%        4.29%
Florida Fund.........................................................     4.83%        4.38%        4.53%
Michigan Fund*.......................................................     4.60%        3.95%        4.00%
New Jersey Fund*.....................................................     5.03%        4.43%        4.48%
New York Fund........................................................     4.75%        4.20%        4.19%
Ohio Fund............................................................     4.79%        4.09%        4.17%
Pennsylvania Fund*...................................................     4.89%        4.26%        4.32%
Texas Fund...........................................................     4.50%        3.89%        3.77%



---------------



* After management fee waiver.


A Fund's yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share (which is net asset value for Class B and Class C shares) on the last day of the period, according to the following formula:


                                    a - b
                       YIELD = 2[( ------- +1)(6) - 1]
                                     cd

Where:  a = dividends and interest earned during the period.

        b = expenses accrued for the period (net of reimbursements).

        c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

        d = the maximum offering price per share on the last day of the period
            (which is net asset value for Class B and Class C shares).

In computing the foregoing yield, each Trust follows certain standardized accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with those that each Trust uses to prepare its annual and interim financial statements in conformity with generally accepted accounting principles.


Each Fund's tax equivalent yield is computed by dividing that portion of the Fund's yield (computed as described above) that is tax-exempt by (one minus the stated federal income tax rate) and adding the result to that portion, if any, of the yield of the Fund that is not tax-exempt. The California Fund's, Michigan Fund's, New Jersey Fund's, New York Fund's, Ohio Fund's and Pennsylvania Fund's Class A shares' tax equivalent yield is computed by dividing that portion of the Fund's Class A shares' yield (computed as described above) that is tax-exempt by (one minus the stated combined federal, state and, if applicable, city income tax rate) and adding the result to that portion, if any, of the yield of the Class A shares of the Fund that is not tax-exempt. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below. The tax equivalent yields for the

Municipal and Intermediate Municipal Funds for the one month period ended September 30, 1995 and for the State Funds for the one month period ended August 31, 1995 are set forth below.



                                                                            CLASS A    CLASS B    CLASS C
FUND--TAX TYPE (MARGINAL RATE)                                              SHARES     SHARES     SHARES
------------------------------                                              -------    -------    -------
Municipal--Federal (37.1%)...............................................     7.84%      6.85%      6.79%
Intermediate Municipal Fund--Federal (37.1%)*............................     6.72%      5.96%      6.33%
California--Combined (42.9%).............................................     8.76%      7.60%      7.51%
California--Federal only (37.1%).........................................     7.95%      6.90%      6.82%
Florida--Federal only (37.1%)............................................     7.68%      6.96%      7.20%
Michigan--Combined (39.9%)*..............................................     7.65%      6.57%      6.66%
Michigan--Federal only (37.1%)*..........................................     7.31%      6.28%      6.36%
New Jersey--Combined (40.9%)*............................................     8.51%      7.50%      7.58%
New Jersey--Federal only (37.1%)*........................................     8.00%      7.04%      7.12%
New York--Combined (44.3%)...............................................     8.53%      7.54%      7.52%
New York--Federal only (37.1%)...........................................     7.53%      6.68%      6.66%
Ohio--Combined (41.4%)...................................................     8.17%      6.98%      7.12%
Ohio--Federal only (37.1%)...............................................     7.62%      6.50%      6.63%
Pennsylvania--Combined (38.9%)*..........................................     8.00%      6.97%      7.07%
Pennsylvania--Federal only (37.1%)*......................................     7.77%      6.77%      6.87%
Texas--Federal only (37.1%)..............................................     7.15%      6.18%      5.99%


---------------

* After management fee waiver.


A Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period, adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "redeemable value" of that investment at the end of the period. The redeemable value in the case of Class B shares includes the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return figures for various periods are set forth in the table below.

Calculation of a Fund's total return is not subject to a standardized formula, except when calculated for purposes of the Fund's "Financial Highlights" table in the Fund's financial statements. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in the Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The ending value in the case of Class B shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge for Class A shares or the contingent deferred sales charge for Class B shares would be reduced if such charge were included. Total return figures for various periods are set forth in the table below.

A Fund's performance figures are based upon historical results and are not necessarily representative of future performance. A Fund's Class A shares are sold at net asset value plus a maximum sales charge of 4.5% (2.75% for the Intermediate Municipal Fund) of the offering price. Class B shares and Class C shares are sold at net asset value. Redemptions of Class B shares may be subject to a contingent deferred sales charge that is 4% in the first year following the purchase, declines by a specified percentage each year thereafter and becomes zero after six years. Returns and net asset value will fluctuate. Factors affecting a Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section. Shares of a Fund are redeemable at the then current net asset value of the Fund, which may be more or less than original cost.


The figures below show performance information for various periods. Comparative information with respect to certain indices is also included. There are differences and similarities between the investments which a Fund may purchase and the investments measured by the indexes which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. IBC/Donoghue's All-Taxable Money Fund Averages(R) is currently based upon the total return, assuming reinvestment of dividends, of 556 taxable money market funds. The Towers Data Systems U.S. Treasury Bill Index is an unmanaged index based on the average monthly yield of U.S. Treasury Bills maturing in six months. The market prices and yields of taxable and tax-exempt bonds will fluctuate. There are important differences among the various investments included in the indexes that should be considered in reviewing this information. For more information, see the disclosure after the charts below. The net asset value and returns of each class of shares of a Fund will fluctuate. No adjustment has been made for taxes, if any, payable on dividends. Each period indicated was one of fluctuating securities prices and interest rates.

                                                           MUNICIPAL FUND--SEPTEMBER 30, 1995
                      ----------------------------------------------------------------------------------------------------------
                       Initial                          Income         Ending       Percentage        Ending         Percentage
      TOTAL            $10,000       Capital Gain     Dividends        Value         Increase         Value           Increase
      RETURN          Investment      Dividends       Reinvested     (adjusted)     (adjusted)     (unadjusted)     (unadjusted)
      TABLE              (1)          Reinvested         (2)            (1)            (1)             (1)              (1)
------------------    ----------     ------------     ----------     ----------     ----------     ------------     ------------
                                                         CLASS A SHARES
Life of Fund(+)        $   9,695        $1,787         $  31,389      $  42,871        328.7%        $   44,886         348.9%
Fifteen Years             12,333         1,669            28,127         42,129        321.3             44,112         341.1
Ten Years                 11,482           948            11,506         23,936        139.4             25,070         150.7
Five Years                10,314           586             3,880         14,780         47.8             15,472          54.7
One Year                   9,999            38               574         10,611          6.1             11,115          11.2
Year to Date              10,295             0               432         10,727          7.3             11,228          12.3
                                                         CLASS B SHARES
Life of Fund(++)          10,181            39               660         10,580          5.8             10,880           8.8
One Year                  10,476            39               502         10,717          7.2             11,017          10.2
Year to Date              10,788             0               378         10,766          7.7             11,166          11.7
                                                         CLASS C SHARES
Life of Fund(++)          10,211            39               669              *            *             10,919           9.2
One Year                  10,486            39               508              *            *             11,033          10.3
Year to Date              10,786             0               383              *            *             11,169          11.7



                                                                COMPARED TO
                     --------------------------------------------------------------------------------------------------
                                                 Salomon
      TOTAL          Consumer        CDA          Bros.                           IBC's          U.S.       Towers Data
     RETURN           Price       Municipal     High Grade     Lehman Bros.     Money Fund      T-Bill        Systems
      TABLE          Index(3)      Fund(4)       Corp.(5)        Muni(6)         Index(7)      Index(8)     CD Index(9)
-----------------    --------     ---------     ----------     ------------     ----------     --------     -----------
Life of Fund(+)        172.5%           *          550.5%              *           320.9%         307.8%       352.3%
Fifteen Years           82.0        261.8          508.8           301.9           198.8          194.1        215.1
Ten Years               41.1        130.1          197.1           151.2            75.0           76.4         79.2
Five Years              15.2         48.6           70.9            52.9            23.5           25.5         25.1
One Year                 2.3          9.5           18.2            11.2             5.3            5.9          5.8
Year to Date             2.1         11.2           16.7            12.8             4.1            2.7          2.6



                                                                         Salomon                                      Towers
                                                                          Bros.                 IBC's                  Data
 AVERAGE ANNUAL     Fund        Fund        Fund    Consumer     CDA       High      Lehman     Money       U.S.     Systems
  TOTAL RETURN    Class A      Class B    Class C    Price     Municipal  Grade      Bros.       Fund      T-Bill       CD
     TABLE         Shares      Shares      Shares   Index(3)   Fund(4)   Corp.(5)   Muni(6)    Index(7)   Index(8)   Index(9)
----------------  --------     -------    --------  --------   --------  --------   --------   --------   --------   --------
Life of
  Fund(+)(++)        7.8%       4.3%(10)     6.8 %    5.3%        NA %    10.1%         *%       7.7%       7.5%       8.1%
Indices
  (5-31-94)            *          *            *      2.7         7.1     12.6        8.3        5.0        6.1        6.0
Fifteen Years       10.1          *            *      4.1         9.0     12.8        9.7        7.6        7.5        8.0
Ten Years            9.1          *            *      3.5         8.7     11.5        9.7        5.8        5.8        6.0
Five Years           8.1          *            *      2.9         8.2     11.3        8.9        4.3        4.7        4.6
One Year             6.1        7.2         10.3      2.3         9.5     18.2       11.2        5.3        5.9        5.8


---------------
 + Since April 20, 1976 for Class A shares.

++ Since May 31, 1994 for Class B & C shares.


 * Not applicable.



See footnotes following tables.

                                                   INTERMEDIATE MUNICIPAL FUND--SEPTEMBER 30, 1995
                      ----------------------------------------------------------------------------------------------------------
                       Initial                          Income         Ending       Percentage        Ending         Percentage
      TOTAL            $10,000       Capital Gain     Dividends        Value         Increase         Value           Increase
      RETURN          Investment      Dividends       Reinvested     (adjusted)     (adjusted)     (unadjusted)     (unadjusted)
      TABLE              (1)          Reinvested         (2)            (1)            (1)             (1)              (1)
------------------    ----------     ------------     ----------     ----------     ----------     ------------     ------------
                                                         CLASS A SHARES
Life of Fund(+)        $  10,420          $0             $479         $  10,899         9.0%         $   11,208         12.1%
Year to Date              10,356           0              401            10,757         7.6              11,061         10.6
                                                         CLASS B SHARES
Life of Fund(+)           10,716           0              397            10,713         7.1              11,113         11.1
Year to Date              10,648           0              336            10,584         5.8              10,984          9.8
                                                         CLASS C SHARES
Life of Fund(+)           10,726           0              417                 *           *              11,143         11.4
Year to Date              10,647           0              350                 *           *              10,997         10.0



                                                                COMPARED TO
                     --------------------------------------------------------------------------------------------------
                                                 Salomon
      TOTAL          Consumer        CDA          Bros.                           IBC's          U.S.       Towers Data
     RETURN           Price       Municipal     High Grade     Lehman Bros.     Money Fund      T-Bill        Systems
      TABLE          Index(3)      Fund(4)       Corp.(5)        Muni(6)         Index(7)      Index(8)     CD Index(9)
-----------------    --------     ---------     ----------     ------------     ----------     --------     -----------
Life of Fund(+)         2.3%         11.4%         18.8%           13.2%            5.0%          5.9%          5.8%
Year to Date            2.1          11.2          16.7            12.8             4.1           2.7           2.6



                                                                           Salomon                                      Towers
                                                                            Bros.                 IBC's                  Data
 AVERAGE ANNUAL     Fund        Fund          Fund    Consumer     CDA       High      Lehman     Money       U.S.     Systems
  TOTAL RETURN    Class A      Class B      Class C    Price     Municipal  Grade      Bros.       Fund      T-Bill       CD
     TABLE         Shares      Shares        Shares   Index(3)   Fund(4)   Corp.(5)   Muni(6)    Index(7)   Index(8)   Index(9)
----------------  --------   -----------    --------  --------   --------  --------   --------   --------   --------   --------
Life of Fund(+)      9.8%        7.8%(10)      12.5%    2.5%       12.5%    20.6%      14.4%       5.5%       6.4%       6.3%


---------------

+ Since November 1, 1994 for all classes.



* Not applicable.



See footnotes following tables.

                                                       CALIFORNIA FUND--AUGUST 31, 1995
                   ----------------------------------------------------------------------------------------------------------
      TOTAL          Initial     Capital Gain     Income        Ending      Percentage        Ending           Percentage
     RETURN          $10,000      Dividends     Dividends       Value        Increase          Value            Increase
      TABLE        Investment(1)  Reinvested   Reinvested(2) (adjusted)(1) (adjusted)(1)  (unadjusted)(1)    (unadjusted)(1)
-----------------  ------------  ------------  ------------  ------------  ------------  -----------------  -----------------
                                                       CLASS A SHARES
Life of Fund(+)    $    11,256   $     1,892   $     16,274  $    29,422         194.2%  $         30,789             207.9%
Ten Years               10,840         1,466         10,487       22,793         127.9             23,867             138.7
Five Years              10,082           699          3,571       14,352          43.5             15,033              50.3
One Year                 9,722            51            553       10,326           3.3             10,813               8.1
Year to Date            10,279             0            382       10,661           6.6             11,161              11.6
                                                       CLASS B SHARES
Life of Fund(++)        10,166            54            610       10,530           5.3             10,830               8.3
One Year                10,180            53            484       10,417           4.2             10,717               7.2
Year to Date            10,761             0            335       10,696           7.0             11,096              11.0
                                                       CLASS C SHARES
Life of Fund(++)        10,153            53            605       *             *                  10,811               8.1
One Year                10,166            53            489       *             *                  10,708               7.1
Year to Date            10,746             0            337       *             *                  11,083              10.8



                                                          COMPARED TO
                      ------------------------------------------------------------------------------------
      TOTAL           Consumer        CDA                           IBC's          U.S.       Towers Data
      RETURN           Price       Municipal     Lehman Bros.     Money Fund      T-Bill        Systems
      TABLE           Index(3)      Fund(4)        Muni(6)         Index(7)      Index(8)     CD Index(9)
------------------    --------     ---------     ------------     ----------     --------     ------------
Life of Fund(+)         55.8%        189.5%          213.9%          117.3%         118.7%        125.7%
Ten Years               41.2         126.5           147.1            75.2           76.4          79.2
Five Years              15.9          47.9            52.0            23.7           25.5          25.1
One Year                 2.4           7.3             8.9             5.3            5.9           5.8
Year to Date             1.8          10.5            12.1             3.7            2.7           2.6



                                                                                                         Towers
                                                                                     IBC's                Data
  AVERAGE ANNUAL    Fund       Fund           Fund    Consumer    CDA      Lehman    Money      U.S.    Systems
   TOTAL RETURN    Class A    Class B       Class C    Price    Municipal Brothers    Fund     T-Bill      CD
      TABLE        Shares     Shares         Shares   Index(3)  Fund(4)   Muni(6)   Index(7)  Index(8)  Index(9)
------------------ -------    -------       --------  --------  --------  --------  --------  --------  --------
Life of
  Fund(+)(++)         9.0%        4.2%(10)      6.4%      3.6%      8.9%      9.6%     6.4%       6.4%     6.7%
Indices (5-31-94)    *           *             *          2.7       7.0       8.4      5.0        6.6      6.5
Ten Years             8.6        *             *          3.5       8.5       9.5      5.8        5.8      6.0
Five Years            7.5        *             *          3.0       8.1       8.7      4.3        4.7      4.6
One Year              3.3         4.2           7.1       2.4       7.3       8.9      5.3        5.9      5.8


---------------

 + Since February 17, 1983 for Class A shares.


++ Since May 31, 1994 for Class B & C shares.


 * Not applicable.



See footnotes following tables.

                                                        FLORIDA FUND--AUGUST 31, 1995
                     -------------------------------------------------------------------------------------------------------
       TOTAL            Initial     Capital Gain      Income         Ending       Percentage       Ending       Percentage
      RETURN            $10,000       Dividends      Dividends        Value        Increase         Value        Increase
       TABLE         Investment(1)   Reinvested    Reinvested(2)  (adjusted)(1)  (adjusted)(1)  (unadjusted)(1) (unadjusted)(1)
-------------------  -------------  -------------  -------------  -------------  -------------  -------------  -------------
                                                       CLASS A SHARES
Life of Fund(+)      $      10,321  $         431  $       3,098  $      13,850           38.5% $      14,507           45.1%
One Year                     9,698            139            533         10,370            3.7         10,862            8.6
Year to Date                10,219              0            364         10,583            5.8         11,079           10.8
                                                       CLASS B SHARES
Life of Fund(++)            10,128            146            573         10,547            5.5         10,847            8.5
One Year                    10,158            145            464         10,467            4.7         10,767            7.7
Year to Date                10,710              0            317         10,627            6.3         11,027           10.3
                                                       CLASS C SHARES
Life of Fund(++)            10,128            147            589              *              *         10,864            8.6
One Year                    10,159            145            480              *              *         10,784            7.8
Year to Date                10,710              0            326              *              *         11,036           10.4



                                                           COMPARED TO
                       -----------------------------------------------------------------------------------
       TOTAL           Consumer        CDA                           IBC's          U.S.       Towers Data
      RETURN            Price       Municipal     Lehman Bros.     Money Fund      T-Bill        Systems
       TABLE           Index(3)      Fund(4)        Muni(6)         Index(7)      Index(8)     CD Index(9)
-------------------    --------     ---------     ------------     ----------     --------     -----------
Life of Fund(+)          12.8%         37.4%          40.6%           18.2%         21.5%          20.6%
One Year                  2.4           7.3            8.9             5.3           5.9            5.8
Year to Date              1.8          10.5           12.1             3.7           2.7            2.6



 AVERAGE
  ANNUAL
  TOTAL        Fund        Fund        Fund       Consumer        CDA         Lehman        IBC's          U.S.       Towers Data
  RETURN      Class A     Class B     Class C      Price       Municipal     Brothers     Money Fund      T-Bill        Systems
  TABLE       Shares      Shares      Shares      Index(3)      Fund(4)      Muni(6)       Index(7)      Index(8)     CD Index(9)
----------    -------     -------     -------     --------     ---------     --------     ----------     --------     -----------
Life of
Fund(+)(++)     7.8%        4.4%(10)    6.8%         2.8%         7.6%          8.1%          3.9%          4.6%          4.4%
Indices
 (5-31-94)        *           *           *          2.7          7.0           8.4           5.0           6.6           6.5
One Year        3.7         4.7         7.8          2.4          7.3           8.9           5.3           5.9           5.8


---------------
 + Since April 25, 1991 for Class A shares.

++ Since May 31, 1994 for Class B & C shares.


 * Not applicable.



See footnotes following tables.

                         MICHIGAN FUND--AUGUST 31, 1995



                   ----------------------------------------------------------------------------------------------------------
      TOTAL          Initial     Capital Gain     Income        Ending      Percentage        Ending           Percentage
     RETURN          $10,000      Dividends     Dividends       Value        Increase          Value            Increase
      TABLE        Investment(1)  Reinvested   Reinvested(2) (adjusted)(1) (adjusted)(1)  (unadjusted)(1)    (unadjusted)(1)
-----------------  ------------  ------------  ------------  ------------  ------------  -----------------  -----------------
                                                       CLASS A SHARES
Life of Fund(+)    $     9,809   $         0   $        217  $    10,026           0.3 % $         10,501               5.0  %
                                                       CLASS B SHARES
Life of Fund(+)         10,284             0            188       10,072           0.7             10,472               4.7
                                                       CLASS C SHARES
Life of Fund(+)         10,274             0            189       *             *                  10,463               4.6



                                                          COMPARED TO
                      ------------------------------------------------------------------------------------
      TOTAL           Consumer        CDA                           IBC's          U.S.       Towers Data
      RETURN           Price       Municipal     Lehman Bros.     Money Fund      T-Bill        Systems
      TABLE           Index(3)      Fund(4)        Muni(6)         Index(7)      Index(8)     CD Index(9)
------------------    --------     ---------     ------------     ----------     --------     ------------
Life of Fund(+)           1.1%         3.8%            5.9%            2.3%           2.7%          2.6%



                                                                                                         Towers
                                                                                     IBC's                Data
  AVERAGE ANNUAL    Fund       Fund           Fund    Consumer    CDA      Lehman    Money      U.S.    Systems
   TOTAL RETURN    Class A    Class B       Class C    Price    Municipal Brothers    Fund     T-Bill      CD
      TABLE        Shares     Shares         Shares   Index(3)  Fund(4)   Muni(6)   Index(7)  Index(8)  Index(9)
------------------ -------    -------       --------  --------  --------  --------  --------  --------  --------
Life of Fund(+)       0.6 %       1.6%(10)     10.3 %     2.3 %     9.4 %    13.3 %    5.6  %     5.9 %    5.8  %


---------------

+ Since March 15, 1995 for all classes.



* Not applicable.



See footnotes following tables.

                        NEW JERSEY FUND--AUGUST 31, 1995



                   ----------------------------------------------------------------------------------------------------------
      TOTAL          Initial     Capital Gain     Income        Ending      Percentage        Ending           Percentage
     RETURN          $10,000      Dividends     Dividends       Value        Increase          Value            Increase
      TABLE        Investment(1)  Reinvested   Reinvested(2) (adjusted)(1) (adjusted)(1)  (unadjusted)(1)    (unadjusted)(1)
-----------------  ------------  ------------  ------------  ------------  ------------  -----------------  -----------------
                                                       CLASS A SHARES
Life of Fund(+)    $     9,799   $         0   $        216  $    10,015           0.2 % $         10,489               4.9  %
                                                       CLASS B SHARES
Life of Fund(+)         10,284             0            185       10,069           0.7             10,469               4.7
                                                       CLASS C SHARES
Life of Fund(+)         10,285             0            190            *             *             10,475               4.8



                                                          COMPARED TO
                      ------------------------------------------------------------------------------------
      TOTAL           Consumer        CDA                           IBC's          U.S.       Towers Data
      RETURN           Price       Municipal     Lehman Bros.     Money Fund      T-Bill        Systems
      TABLE           Index(3)      Fund(4)        Muni(6)         Index(7)      Index(8)     CD Index(9)
------------------    --------     ---------     ------------     ----------     --------     ------------
Life of Fund(+)          1.1%         3.8%            5.9%            2.3%          2.7%           2.6%



                                                                                                         Towers
                                                                                     IBC's                Data
  AVERAGE ANNUAL    Fund       Fund           Fund    Consumer    CDA      Lehman    Money      U.S.    Systems
   TOTAL RETURN    Class A    Class B       Class C    Price    Municipal Brothers    Fund     T-Bill      CD
      TABLE        Shares     Shares         Shares   Index(3)  Fund(4)   Muni(6)   Index(7)  Index(8)  Index(9)
------------------ -------    -------       --------  --------  --------  --------  --------  --------  --------
Life of Fund(+)       0.3 %     1.5%(10)       10.6 %     2.3 %     9.4 %    13.3 %    5.6  %     5.9 %    5.8  %


---------------

+ Since March 15, 1995 for all classes.



* Not applicable.



See footnotes following tables.

                                                   NEW YORK FUND--AUGUST 31, 1995
              --------------------------------------------------------------------------------------------------------
   TOTAL         Initial     Capital Gain      Income         Ending       Percentage        Ending       Percentage
   RETURN        $10,000       Dividends      Dividends        Value        Increase          Value        Increase
   TABLE      Investment(1)   Reinvested    Reinvested(2)  (adjusted)(1)  (adjusted)(1)   (unadjusted)(1) (unadjusted)(1)
------------  -------------  -------------  -------------  -------------  -------------   -------------  -------------
                                                    CLASS A SHARES
Life of
  Fund(+)     $      10,854  $         656  $       8,534  $      20,044        100.4%    $      20,994       109.9%
Five Years           10,415            458          3,720         14,593         45.9            15,285        52.9
One Year              9,608            121            544         10,273          2.7            10,762         7.6
Year to Date         10,189              0            374         10,563          5.6            11,064        10.6
                                                    CLASS B SHARES
Life of
  Fund(++)           10,028            127            589         10,444          4.4            10,744         7.4
One Year             10,066            126            473         10,365          3.7            10,665         6.7
Year to Date         10,672              0            324         10,596          6.0            10,996        10.0
                                                    CLASS C SHARES
Life of
  Fund(++)           10,018            127            594        *             *                 10,739         7.4
One Year             10,057            126            482        *             *                 10,665         6.7
Year to Date         10,662              0            330        *             *                 10,992         9.9



                                                        COMPARED TO
                     ----------------------------------------------------------------------------------
       TOTAL           Consumer        CDA                        IBC's          U.S.      Towers Data
      RETURN            Price       Municipal    Lehman Bros.   Money Fund      T-Bill       Systems
       TABLE           Index(3)      Fund(4)       Muni(6)       Index(7)      Index(8)    CD Index(9)
-------------------  ------------  ------------  ------------  ------------  ------------  ------------
Life of Fund(+)              39.5%        113.4%        131.0%         71.1%         70.3%         72.5%
Five Years                   15.9          47.9          52.0          23.7          25.5          25.1
One Year                      2.4           7.3           8.9           5.3           5.9           5.8
Year to Date                  1.8          10.5          12.1           3.7           2.7           2.6



                                                                                                                            Towers
                                                                                                                             Data
   AVERAGE ANNUAL        Fund       Fund             Fund      Consumer      CDA        Lehman      IBC's        U.S.      Systems
    TOTAL RETURN       Class A    Class B          Class C      Price     Municipal    Brothers   Money Fund    T-Bill        CD
        TABLE           Shares     Shares           Shares     Index(3)    Fund(4)     Muni(6)     Index(7)    Index(8)    Index(9)
---------------------  --------  ----------       ----------  ----------  ----------  ----------  ----------  ----------  ----------
Life of Fund(+)(++)         7.5%        3.5%(10)         5.9%        3.5%        8.2%        9.0%        5.7%        5.7%       5.8%
Indices (5-31-94)         *          *                *              2.7         7.0         8.4         5.0         6.6        6.5
Five Year                   7.9      *                *              3.0         8.1         8.7         4.3         4.7        4.6
One Year                    2.7         3.7              6.7         2.4         7.3         8.9         5.3         5.9        5.8


---------------
 + Since December 31, 1985 for Class A shares.

++ Since May 31, 1994 for Class B & C shares.


 * Not applicable.



See footnotes following tables.

                                                     OHIO FUND--AUGUST 31, 1995
                     -------------------------------------------------------------------------------------------------------
       TOTAL            Initial     Capital Gain      Income         Ending       Percentage       Ending       Percentage
      RETURN            $10,000       Dividends      Dividends        Value        Increase         Value        Increase
       TABLE         Investment(1)   Reinvested    Reinvested(2)  (adjusted)(1)  (adjusted)(1)  (unadjusted)(1) (unadjusted)(1)
-------------------  -------------  -------------  -------------  -------------  -------------  -------------  -------------
                                                       CLASS A SHARES
Life of Fund(+)      $       9,859  $           0  $       1,387  $      11,246           12.5% $      11,779           17.8%
One Year                     9,800              0            533         10,333            3.3         10,820            8.2
Year to Date                10,250              0            359         10,609            6.1         11,109           11.1
                                                       CLASS B SHARES
Life of Fund(++)            10,283              0            641         10,624            6.2         10,924            9.2
One Year                    10,262              0            495         10,457            4.6         10,757            7.6
Year to Date                10,733              0            323         10,656            6.6         11,056           10.6
                                                       CLASS C SHARES
Life of Fund(++)            10,283              0            640        *              *               10,923            9.2
One Year                    10,261              0            495        *              *               10,756            7.6
Year to Date                10,733              0            323        *              *               11,056           10.6



                                                        COMPARED TO
                     ---------------------------------------------------------------------------------
       TOTAL          Consumer         CDA         Lehman         IBC's         U.S.       Towers Data
      RETURN            Price       Municipal       Bros.      Money Fund      T-Bill        Systems
       TABLE          Index(3)       Fund(4)       Muni(6)      Index(7)      Index(8)     CD Index(9)
-------------------  -----------   -----------   -----------   -----------   -----------   -----------
Life of Fund(+)              6.5%         12.9%         15.1%          9.7%         11.8%         11.3%
One Year                     2.4           7.3           8.9           5.3           5.9           5.8
Year to Date                 1.8          10.5          12.1           3.7           2.7           2.6



                                                                                                            Towers
                                Fund                                                  IBC's                  Data
  AVERAGE ANNUAL     Fund       Class        Fund    Consumer     CDA      Lehman     Money       U.S.     Systems
   TOTAL RETURN    Class A        B        Class C    Price     Municipal Brothers     Fund      T-Bill       CD
       TABLE        Shares      Shares      Shares   Index(3)   Fund(4)   Muni(6)    Index(7)   Index(8)   Index(9)
  ---------------  --------     -----      --------  --------   --------  --------   --------   --------   --------
  Life of
    Fund(+)(++)         4.9%      5.0%(10)      7.3%      2.6%       5.1%      5.9%       3.9%       4.7%       4.5%
  Indices
    (5.-31-94)        *           *           *           2.7        7.0       8.4        5.0        6.6        6.5
  One Year              3.3       4.6           7.6       2.4        7.3       8.9        5.3        5.9        5.8


---------------
 + Since March 22, 1993 for Class A shares.

++ Since May 31, 1994 for Class B & C shares.


 * Not applicable.



See footnotes following tables.

                       PENNSYLVANIA FUND--AUGUST 31, 1995



                   ----------------------------------------------------------------------------------------------------------
      TOTAL          Initial     Capital Gain     Income        Ending      Percentage        Ending           Percentage
     RETURN          $10,000      Dividends     Dividends       Value        Increase          Value            Increase
      TABLE        Investment(1)  Reinvested   Reinvested(2) (adjusted)(1) (adjusted)(1)  (unadjusted)(1)    (unadjusted)(1)
-----------------  ------------  ------------  ------------  ------------  ------------  -----------------  -----------------
                                                       CLASS A SHARES
Life of Fund(+)    $     9,859   $        0    $       218   $    10,077          0.8  % $         10,554              5.5   %
                                                       CLASS B SHARES
Life of Fund(+)         10,316            0            189        10,105          1.1              10,505              5.1
                                                       CLASS C SHARES
Life of Fund(++)        10,326            0            192        *                 *              10,518              5.2



                                                          COMPARED TO
                      ------------------------------------------------------------------------------------
      TOTAL           Consumer        CDA                           IBC's          U.S.       Towers Data
      RETURN           Price       Municipal     Lehman Bros.     Money Fund      T-Bill        Systems
      TABLE           Index(3)      Fund(4)        Muni(6)         Index(7)      Index(8)     CD Index(9)
------------------    --------     ---------     ------------     ----------     --------     ------------
Life of Fund(+)          1.1%         3.8%            5.9%            2.3%          2.7%           2.6%



                                                                                                         Towers
                                                                                     IBC's                Data
  AVERAGE ANNUAL    Fund       Fund           Fund    Consumer    CDA      Lehman    Money      U.S.    Systems
   TOTAL RETURN    Class A    Class B       Class C    Price    Municipal Brothers    Fund     T-Bill      CD
      TABLE        Shares     Shares         Shares   Index(3)  Fund(4)   Muni(6)   Index(7)  Index(8)  Index(9)
------------------ -------    -------       --------  --------  --------  --------  --------  --------  --------
Life of Fund(+)       1.7 %     2.3%(10)       11.6 %     2.3 %     9.4 %    13.3 %    5.6  %     5.9 %    5.8  %


---------------

 + Since March 15, 1995 all classes.



 * Not applicable.



See footnotes following tables.

                                                    TEXAS FUND--AUGUST 31, 1995
                     -----------------------------------------------------------------------------------------------------------
                                     Capital
       TOTAL           Initial        Gain         Income         Ending        Percentage         Ending          Percentage
      RETURN           $10,000      Dividends     Dividends        Value         Increase           Value           Increase
       TABLE         Investment(1) Reinvested    Reinvested(2) (adjusted)(1)   (adjusted)(1)   (unadjusted)(1)   (unadjusted)(1)
-------------------  -----------   -----------   -----------   -------------   -------------   ---------------   ---------------
                                                         CLASS A SHARES
Life of Fund(+)      $    10,473   $       189   $     2,594   $      13,256            32.6%  $        13,884              38.8%
One Year                   9,812            77           545          10,434             4.3            10,928               9.3
Year to Date              10,225             0           365          10,590             5.9            11,091              10.9
                                                         CLASS B SHARES
Life of Fund(++)          10,246            81           588          10,615             7.2            10,915               9.2
One Year                  10,266            80           470          10,516             5.2            10,816               8.2
Year to Date              10,699             0           320          10,619             6.2            11,019              10.2
                                                         CLASS C SHARES
Life of Fund(++)          10,246            81           596         *                     *            10,923               9.2
One Year                  10,266            80           481         *                     *            10,827               8.3
Year to Date              10,698             0           321         *                     *            11,019              10.2



                                                        COMPARED TO
                     ---------------------------------------------------------------------------------
       TOTAL          Consumer         CDA         Lehman         IBC's         U.S.       Towers Data
      RETURN            Price       Municipal       Bros.      Money Fund      T-Bill        Systems
       TABLE          Index(3)       Fund(4)       Muni(6)      Index(7)      Index(8)     CD Index(9)
-------------------  -----------   -----------   -----------   -----------   -----------   -----------
Life of Fund(+)             11.3%         30.1%         33.0%         15.1%         18.1%         17.1%
One Year                     2.4           7.3           8.9           5.3           5.9           5.8
Year to Date                 1.8          10.5          12.1           3.7           2.7           2.6



                                                                                                                            Towers
                                                                                                                             Data
AVERAGE ANNUAL      Fund         Fund          Fund       Consumer       CDA         Lehman       IBC's         U.S.       Systems
 TOTAL RETURN     Class A       Class B      Class C       Price      Municipal     Brothers    Money Fund     T-Bill         CD
     TABLE         Shares       Shares        Shares      Index(3)     Fund(4)      Muni(6)      Index(7)     Index(8)     Index(9)
---------------  ----------     -------     ----------   ----------   ----------   ----------   ----------   ----------   ----------
Life of
  Fund(+)(++)       7.6%           4.9%(10)    7.3%         2.8%         7.1%         7.7%         3.7%         4.4%         4.2%
Indices
  (5-31-94)           *              *           *          2.7          7.0          8.4          5.0          6.6          6.5
One Year            4.3            5.2         8.3          2.4          7.3          8.9          5.3          5.9          5.8


---------------

 * Not available.


 + Since November 1, 1991 for Class A shares.

++ Since May 31, 1994 for Class B & C shares.


 * Not applicable.



See footnotes following tables.


                            FOOTNOTES FOR ALL FUNDS

(1) The Initial Investment and adjusted amounts for Class A shares were adjusted for the maximum initial sales charge at the beginning of the period, which is 4.5%. The Initial Investment for Class B and Class C shares was not adjusted. Amounts were adjusted for Class B shares for the contingent deferred sales charge that may be imposed at the end of the period based upon the schedule for shares sold currently, see "Redemption or Repurchase of Shares" in the prospectus. No adjustments were made to Class C shares since they do not have an initial or contingent deferred sales charge.
(2) Includes short-term capital gain dividends, if any.
(3) The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. Source is Towers Data Systems.
(4) CDA Mutual Fund--Municipal Bond Index is a net asset weighted index of the performance of certain mutual funds tracked by CDA Investment Technologies, Inc., Silver Spring, Maryland. This includes mutual funds that invest primarily in medium- and long-term issues of municipalities. Performance is based on changes in net asset value with all dividends reinvested and with no adjustment for sales charges.

(5) Salomon Brothers High Grade Corporate Bond Index is on a total return basis with all dividends reinvested and is comprised of high grade long-term (taxable) industrial and utility bonds rated in the top two rating categories. This index is unmanaged. Source is Towers Data Systems.
(6) Lehman Brothers Municipal Bond Index is on a total return basis with all dividends reinvested and is comprised of high grade long-term municipal bonds. This index is unmanaged. Source is Towers Data Systems.
(7) IBC/Donoghue's All-Taxable Money Fund Averages(R) is currently based upon the total return, assuming reinvestment of dividends, of 556 taxable money market funds. Source is CDA Investment Technologies, Inc., Silver Spring, Maryland.
(8) U.S. Treasury Bill Index is an unmanaged index based on the average monthly yield of U.S. Treasury Bills maturing in 6 months. Source is Towers Data Systems.
(9) Certificate of Deposit Index is an unmanaged index based on the average monthly yield of 6 month certificates of deposit. Source is Towers Data Systems.
(10) The effect of the adjustment for the applicable contingent deferred sales charge reduces performance to a greater extent when performance is calculated for a period of less than one year under the Securities and Exchange Commission standardized formula.

Investors may want to compare a Fund's performance to that of certificates of deposit offered by banks and other depository institutions. Certificates of deposit represent an alternative (taxable) income producing product. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. The shares of a Fund are not insured and net asset value as well as yield will fluctuate. Shares of a Fund are redeemable at net asset value which may be more or less than original cost. Redemption of Class B shares may be subject to a contingent deferred sales charge. The bonds held by a Fund are generally of longer term than most certificates of deposit and may reflect longer term market interest rate fluctuations.

Investors also may want to compare the performance of a Fund to that of U.S. Treasury bills, notes or bonds. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. The net asset value of a Fund will fluctuate. Shares of a Fund are redeemable at net asset value which may be more or less than original cost. Redemption of Class B shares may be subject to a contingent deferred sales charge. Each Fund's yield will also fluctuate.

Investors may also want to compare performance of a Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

From time to time, a Fund may compare its after-tax total return to that of taxable investments, including but not limited to certificates of deposit, taxable money market funds or U.S. Treasury bills. Tax equivalent total return represents the total return that would be generated by a taxable investment that produced the same amount of after-tax income and change in net asset value as the Fund in each period.

The following tables illustrate an assumed $10,000 investment in Class A shares of each Fund which includes the maximum sales charge of 4.5% (2.75% for the Intermediate Municipal Fund), with income and capital gain dividends reinvested in additional shares. Each table covers the period from commencement of operations of the Fund to September 30, 1995 for the Municipal and the Intermediate Municipal Funds and to August 31, 1995 for the State Funds.


--------------------------------------------------------------------------------


                                                    MUNICIPAL FUND
                               --------- DIVIDENDS --------    ----- CUMULATIVE VALUE OF SHARES ACQUIRED -------------
                               ANNUAL           ANNUAL
            YEAR               INCOME        CAPITAL GAIN                     REINVESTED      REINVESTED
           ENDED             DIVIDENDS         DIVIDENDS        INITIAL         INCOME       CAPITAL GAIN       TOTAL
           12/31+           REINVESTED*       REINVESTED       INVESTMENT     DIVIDENDS       DIVIDENDS*        VALUE
----------------------------------------------------------------------------------------------------------------------
            1976               $  267            $   0          $ 10,133       $    282         $     0        $10,415
            1977                  561                0            10,343            854               0         11,197
            1978                  596               93             9,550          1,360              88         10,998
            1979                  669                0             8,882          1,887              80         10,849
            1980                  810                0             7,067          2,217              65          9,349
            1981                  947                0             5,740          2,622              52          8,414
            1982                1,123                0             7,334          4,639              67         12,040
            1983                1,308                0             7,583          6,105              69         13,757
            1984                1,301                0             7,630          7,477              70         15,177
            1985                1,423                0             8,490          9,821              78         18,389
            1986                1,543                0             9,369         12,444              85         21,898
            1987                1,664                0             8,948         13,543              82         22,573
            1988                1,797                0             9,006         15,437              82         24,525
            1989                1,855                0             9,330         17,881              86         27,297
            1990                1,956                0             9,273         19,756              85         29,114
            1991                1,930              351             9,712         22,679             444         32,834
            1992                2,240              378             9,779         25,090             827         35,694
            1993                2,528              868            10,144         28,554           1,711         40,409
            1994                2,307              141             8,996         27,528           1,659         38,183
     September 30, 1995         1,698                0             9,695         31,389           1,787         42,871



+ Unless otherwise noted.


* Includes short-term capital gain dividends, if any.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                             INTERMEDIATE MUNICIPAL FUND
                            ------------ DIVIDENDS -------     ----- CUMULATIVE VALUE OF SHARES ACQUIRED ------------
                               ANNUAL           ANNUAL
            YEAR               INCOME        CAPITAL GAIN                     REINVESTED      REINVESTED
           ENDED             DIVIDENDS         DIVIDENDS        INITIAL         INCOME       CAPITAL GAIN       TOTAL
           12/31+           REINVESTED*       REINVESTED       INVESTMENT     DIVIDENDS       DIVIDENDS*        VALUE
----------------------------------------------------------------------------------------------------------------------
            1994                $ 67              $ 0           $  9,785         $ 68             $ 0          $ 9,853
     September 30, 1995          399                0             10,420          479               0           10,899



+ Unless otherwise noted.


* Includes short-term capital gain dividends, if any.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                      CALIFORNIA FUND
                         --------- DIVIDENDS ---------     --------- CUMULATIVE VALUE OF SHARES ACQUIRED ----------
                            ANNUAL           ANNUAL
          YEAR              INCOME        CAPITAL GAIN                     REINVESTED      REINVESTED
          ENDED           DIVIDENDS         DIVIDENDS        INITIAL         INCOME       CAPITAL GAIN       TOTAL
         12/31+          REINVESTED*       REINVESTED       INVESTMENT     DIVIDENDS       DIVIDENDS*        VALUE
-------------------------------------------------------------------------------------------------------------------
          1983              $  652           $     0         $  9,242       $    645         $     0        $ 9,888
          1984                 924                 0            9,111          1,565               0         10,680
          1985               1,036                 0           10,184          2,845               0         13,029
          1986               1,086                 0           11,171          4,243               0         15,419
          1987               1,189                 0           10,781          5,284               0         16,065
          1988               1,170               204           10,673          6,393             206         17,272
          1989               1,273               236           10,964          7,840             449         19,252
          1990               1,292                 0           10,950          9,145             448         20,542
          1991               1,371                76           11,408         10,936             543         22,887
          1992               1,435               260           11,501         12,465             807         24,773
          1993               1,614             1,016           11,746         14,322           1,823         27,891
          1994               1,460               134           10,460         14,144           1,758         26,362
     August 31, 1995         1,036                 0           11,256         16,274           1,892         29,422



+ Unless otherwise noted.

* Includes short-term capital gain dividends, if any.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                       FLORIDA FUND
                         -------- DIVIDENDS ---------     ---------- CUMULATIVE VALUE OF SHARES ACQUIRED --------
                           ANNUAL           ANNUAL
          YEAR             INCOME        CAPITAL GAIN                     REINVESTED      REINVESTED
          ENDED           DIVIDENDS        DIVIDENDS        INITIAL         INCOME       CAPITAL GAIN       TOTAL
         12/31+          REINVESTED*      REINVESTED       INVESTMENT     DIVIDENDS       DIVIDENDS*        VALUE
------------------------------------------------------------------------------------------------------------------
          1991              $ 452            $   0          $ 10,043        $  466           $   0         $10,509
          1992                666               39            10,274         1,153              39          11,466
          1993                829              217            10,724         2,032             255          13,011
          1994                649              173             9,648         2,451             403          12,502
     August 31, 1995          470                0            10,321         3,098             431          13,850



+ Unless otherwise noted.

* Includes short-term capital gain dividends, if any.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                       MICHIGAN FUND
                         -------- DIVIDENDS ---------     ---------- CUMULATIVE VALUE OF SHARES ACQUIRED ---------
                           ANNUAL           ANNUAL
          YEAR             INCOME        CAPITAL GAIN                     REINVESTED      REINVESTED
          ENDED           DIVIDENDS        DIVIDENDS        INITIAL         INCOME       CAPITAL GAIN       TOTAL
         12/31+          REINVESTED*      REINVESTED       INVESTMENT     DIVIDENDS       DIVIDENDS*        VALUE
------------------------------------------------------------------------------------------------------------------
     August 31, 1995        $ 216             $ 0            $9,809          $217             $ 0          $10,026



+ Unless otherwise noted.


* Includes short-term capital gain dividends, if any.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                      NEW JERSEY FUND
                        ---------- DIVIDENDS --------     ---------- CUMULATIVE VALUE OF SHARES ACQUIRED --------
                           ANNUAL           ANNUAL
          YEAR             INCOME        CAPITAL GAIN                     REINVESTED      REINVESTED
          ENDED           DIVIDENDS        DIVIDENDS        INITIAL         INCOME       CAPITAL GAIN       TOTAL
         12/31+          REINVESTED*      REINVESTED       INVESTMENT     DIVIDENDS       DIVIDENDS*        VALUE
------------------------------------------------------------------------------------------------------------------
     August 31, 1995        $ 215             $ 0            $9,799          $216             $ 0          $10,015



+ Unless otherwise noted.


* Includes short-term capital gain dividends, if any.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                   NEW YORK FUND
                         --------- DIVIDENDS --------       ------- CUMULATIVE VALUE OF SHARES ACQUIRED ----------
                            ANNUAL          ANNUAL
          YEAR             INCOME        CAPITAL GAIN                     REINVESTED      REINVESTED
          ENDED           DIVIDENDS        DIVIDENDS        INITIAL         INCOME       CAPITAL GAIN       TOTAL
         12/31+          REINVESTED*      REINVESTED       INVESTMENT     DIVIDENDS       DIVIDENDS*        VALUE
------------------------------------------------------------------------------------------------------------------
          1985             $     0           $   0          $  9,550        $    0           $   0         $ 9,550
          1986                 434               0            10,304           449               0          10,753
          1987                 583               0             9,640         1,000               0          10,640
          1988                 606               0             9,831         1,632               0          11,463
          1989                 884              25            10,224         2,591              25          12,840
          1990                 930               0            10,083         3,494              25          13,602
          1991                 949               0            10,706         4,690              26          15,423
          1992               1,025              84            10,937         5,826             111          16,876
          1993               1,080             329            11,437         7,180             443          19,060
          1994                 996             220            10,171         7,331             615          18,117
     August 31, 1995           698               0            10,854         8,534             656          20,044



+ Unless otherwise noted.

* Includes short-term capital gain dividends, if any.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                    OHIO FUND
                         --------- DIVIDENDS --------       ------- CUMULATIVE VALUE OF SHARES ACQUIRED ----------
                           ANNUAL           ANNUAL
          YEAR             INCOME        CAPITAL GAIN                    REINVESTED       REINVESTED
          ENDED           DIVIDENDS       DIVIDENDS        INITIAL         INCOME        CAPITAL GAIN       TOTAL
         12/31+          REINVESTED*      REINVESTED      INVESTMENT      DIVIDENDS       DIVIDENDS*        VALUE
------------------------------------------------------------------------------------------------------------------
          1993              $ 421            $  0          $ 10,080        $   429            $ 0          $10,509
          1994                565               0             9,186            938              0           10,124
     August 31, 1995          374               0             9,859          1,387              0           11,246



+ Unless otherwise noted.

* Includes short-term capital gain dividends, if any.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                PENNSYLVANIA FUND
                         --------- DIVIDENDS --------       ------- CUMULATIVE VALUE OF SHARES ACQUIRED ----------
                           ANNUAL           ANNUAL
          YEAR             INCOME        CAPITAL GAIN                     REINVESTED      REINVESTED
          ENDED           DIVIDENDS        DIVIDENDS        INITIAL         INCOME       CAPITAL GAIN       TOTAL
         12/31+          REINVESTED*      REINVESTED       INVESTMENT     DIVIDENDS       DIVIDENDS*        VALUE
------------------------------------------------------------------------------------------------------------------
     August 31, 1995        $ 216             $ 0            $9,859          $218             $ 0          $10,077



+ Unless otherwise noted.


* Includes short-term capital gain dividends, if any.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                      TEXAS FUND
                         --------- DIVIDENDS --------       ------- CUMULATIVE VALUE OF SHARES ACQUIRED ----------
                           ANNUAL             ANNUAL
          YEAR             INCOME          CAPITAL GAIN                            REINVESTED    REINVESTED
          ENDED           DIVIDENDS          DIVIDENDS            INITIAL          INCOME       CAPITAL GAIN        TOTAL
         12/31+          REINVESTED*        REINVESTED            INVESTMENT       DIVIDENDS     DIVIDENDS*         VALUE
----------------------------------------------------------------------------------------------------------------------------
          1991              $  86               $ 0               $ 9,698          $    87          $   0          $ 9,785
          1992                622                 0                10,030              722              0           10,752
          1993                703                94                10,693            1,485             93           12,271
          1994                660                91                 9,779            1,996            177           11,952
     August 31, 1995          449                 0                10,473            2,594            189           13,256



+ Unless otherwise noted.

* Includes short-term capital gain dividends, if any.
--------------------------------------------------------------------------------

The following tables compare the performance of the Class A shares of the Municipal Fund, the California Fund, the Florida Fund, the New York Fund, the Ohio Fund and the Texas Fund over various periods with that of other mutual funds within the categories described below according to data reported by Lipper Analytical Services, Inc. ("Lipper"), New York, New York, which is a mutual fund reporting service. Lipper performance figures are based on changes in net asset value, with all income and capital gain dividends reinvested. Such calculations do not include the effect of any sales charges. Future performance cannot be guaranteed. Lipper publishes performance analyses on a regular basis. The funds in each Lipper category have a variety of objectives, policies and market and credit risks that should be considered in reviewing the rankings.


MUNICIPAL FUND


                                                                                      Lipper-Fixed
                                                                                      Income Fund
                                                                                  Performance Analysis
                                                                                 ----------------------
                                                                                        General
                                                                                       Municipal
                                                                                       Bond Funds
                                                                                 ----------------------
Fifteen Years (Period ended 9/30/95)...........................................         6 of 31
Ten Years (Period ended 9/30/95)...............................................         8 of 54
Five Years (Period ended 9/30/95)..............................................         14 of 98
One Year (Period ended 9/30/95)................................................        31 of 213


The Lipper General Municipal Bond Fund category includes funds which invest 60% or more of their assets in the top four tax-exempt credit ratings.


CALIFORNIA FUND



                                                                                      Lipper-Fixed
                                                                                      Income Fund
                                                                                  Performance Analysis
                                                                                 ----------------------
                                                                                       California
                                                                                       Municipal
                                                                                       Bond Funds
                                                                                 ----------------------
Ten Years (Period ended 9/30/95)...............................................         1 of 20
Five Years (Period ended 9/30/95)..............................................         8 of 46
One Year (Period ended 9/30/95)................................................         21 of 92


The Lipper California Municipal Bond Funds category includes funds that limit at least 65% of their investments to those securities that are exempt from federal and State of California income tax (double tax exempt).

FLORIDA FUND


                                                                                      Lipper-Fixed
                                                                                      Income Fund
                                                                                  Performance Analysis
                                                                                 ----------------------
                                                                                        Florida
                                                                                       Municipal
                                                                                       Bond Funds
                                                                                 ----------------------
One Year (Period ended 9/30/95)................................................         16 of 71


The Lipper Florida Municipal Bond Funds category includes funds that limit at least 65% of their investments to those securities that are exempt from federal income tax.

NEW YORK FUND



                                                                                      Lipper-Fixed
                                                                                      Income Fund
                                                                                  Performance Analysis
                                                                                 ----------------------
                                                                                        New York
                                                                                       Municipal
                                                                                       Bond Funds
                                                                                 ----------------------
Five Years (Period ended 9/30/95)..............................................         4 of 39
One Year (Period ended 9/30/95)................................................         22 of 79


The Lipper New York Municipal Bond Funds category includes funds that limit at least 65% of their investments to those securities that are exempt from federal, State of New York and New York City income tax (triple tax exempt).

OHIO FUND


                                                                                      Lipper-Fixed
                                                                                      Income Fund
                                                                                  Performance Analysis
                                                                                 ----------------------
                                                                                          Ohio
                                                                                       Municipal
                                                                                       Bond Funds
                                                                                 ----------------------
One Year (Period ended 9/30/95)................................................         5 of 45


The Lipper Ohio Municipal Bond Funds category includes funds that limit at least 65% of their investments to those securities that are exempt from federal and State of Ohio income tax (double tax exempt).


TEXAS FUND



                                                                                      Lipper-Fixed
                                                                                      Income Fund
                                                                                  Performance Analysis
                                                                                 ----------------------
                                                                                         Texas
                                                                                       Municipal
                                                                                       Bond Funds
                                                                                 ----------------------
One Year (Period ended 9/30/95)................................................         6 of 23


The Lipper Texas Municipal Bond Funds category includes funds that limit at least 65% of their investments to those securities that are exempt from federal income tax.


TAX-EXEMPT VERSUS TAXABLE YIELD. You may want to determine which investment--tax-exempt or taxable--will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-exempt investment by [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that any class of shares of a Fund may generate. The tables are based upon the 1995 federal and state tax rates and brackets.

TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS UNDER $114,700
--------------------------------------------------------------------------------


                                                    YOUR
                                                  MARGINAL                      A TAX-EXEMPT YIELD OF:
                TAXABLE INCOME                   FEDERAL TAX      4%       5%       6%        7%        8%        9%
       SINGLE                   JOINT               RATE                 IS EQUIVALENT TO A TAXABLE YIELD OF:
----------------------------------------------------------------------------------------------------------------------
$22,750 - $56,550       $39,000 - $94,250           28.0%         5.56     6.94     8.33      9.72     11.11     12.50
----------------------------------------------------------------------------------------------------------------------
Over $56,550            Over $94,250                31.0          5.80     7.25     8.70     10.14     11.59     13.04
======================================================================================================================
----------------------------------------------------------------------------------------------------------------------
                                                  COMBINED
                                                 CALIFORNIA                     A TAX-EXEMPT YIELD OF:
                TAXABLE INCOME                   AND FEDERAL      4%       5%       6%        7%        8%        9%
       SINGLE                   JOINT             TAX RATE               IS EQUIVALENT TO A TAXABLE YIELD OF:
----------------------------------------------------------------------------------------------------------------------
$23,350 - $25,083       $39,000 - $50,166           32.3%         5.91     7.39     8.86     10.34     11.82     13.30
----------------------------------------------------------------------------------------------------------------------
$25,083 - $31,700       $50,166 - $63,400           33.8          6.04     7.55     9.06     10.57     12.08     13.60
----------------------------------------------------------------------------------------------------------------------
$31,700 - $56,550       $63,400 - $94,250           34.7          6.13     7.66     9.19     10.72     12.25     13.78
----------------------------------------------------------------------------------------------------------------------
Over $56,550            Over $94,250                37.4          6.39     7.99     9.58     11.18     12.78     14.38
======================================================================================================================
----------------------------------------------------------------------------------------------------------------------
                                                  COMBINED
                                                  MICHIGAN                      A TAX-EXEMPT YIELD OF:
                TAXABLE INCOME                   AND FEDERAL      4%       5%       6%        7%        8%        9%
       SINGLE                   JOINT             TAX RATE               IS EQUIVALENT TO A TAXABLE YIELD OF:
----------------------------------------------------------------------------------------------------------------------
$23,350 - $56,550       $39,000 - $94,250           31.2%         5.81     7.26     8.72     10.17     11.62     13.08
----------------------------------------------------------------------------------------------------------------------
Over $56,550            Over $94,250                34.0          6.06     7.58     9.10     10.61     12.13     13.64
======================================================================================================================
----------------------------------------------------------------------------------------------------------------------
                                                  COMBINED
                                                 NEW JERSEY                     A TAX-EXEMPT YIELD OF:
                TAXABLE INCOME                   AND FEDERAL      4%       5%       6%        7%        8%        9%
       SINGLE                   JOINT             TAX RATE               IS EQUIVALENT TO A TAXABLE YIELD OF:
----------------------------------------------------------------------------------------------------------------------
$23,350 - $35,000       $39,000 - $50,000           29.5%         5.68     7.10     8.51      9.93     11.35     12.77
----------------------------------------------------------------------------------------------------------------------
                        $50,000 - $70,000           30.1          5.73     7.16     8.59     10.02     11.45     12.88
----------------------------------------------------------------------------------------------------------------------
$35,000 - $40,000       $70,000 - $80,000           31.1          5.80     7.25     8.70     10.15     11.60     13.05
----------------------------------------------------------------------------------------------------------------------
$40,000 - $56,550       $80,000 - $94,250           32.3          5.91     7.39     8.87     10.34     11.82     13.30
----------------------------------------------------------------------------------------------------------------------
Over $56,550            Over $94,250                35.1          6.17     7.71     9.25     10.79     12.34     13.88
======================================================================================================================

TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS UNDER $114,700
--------------------------------------------------------------------------------

                                                  COMBINED
                                                 N.Y. CITY,
                                                 N.Y. STATE                     A TAX-EXEMPT YIELD OF:
                TAXABLE INCOME                   AND FEDERAL       4%       5%       6%       7%        8%        9%
       SINGLE                   JOINT             TAX RATE                IS EQUIVALENT TO A TAXABLE YIELD OF:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
$23,350 - $56,550       $39,000 - $94,250           36.2%         6.27     7.84     9.41     10.98     12.55     14.12
----------------------------------------------------------------------------------------------------------------------
Over $56,550            Over $94,250                38.9          6.55     8.18     9.82     11.46     13.09     14.73
======================================================================================================================
----------------------------------------------------------------------------------------------------------------------
                                                  COMBINED
                                                    OHIO                         A TAX-EXEMPT YIELD OF:
                TAXABLE INCOME                   AND FEDERAL       4%       5%       6%       7%        8%        9%
       SINGLE                   JOINT             TAX RATE                IS EQUIVALENT TO A TAXABLE YIELD OF:
----------------------------------------------------------------------------------------------------------------------
$23,350 - $40,000       $39,000 - $40,000           31.2%         5.81     7.27     8.72     10.17     11.63     13.08
----------------------------------------------------------------------------------------------------------------------
$40,000 - $56,550       $40,000 - $80,000           31.7          5.86     7.32     8.78     10.25     11.71     13.18
----------------------------------------------------------------------------------------------------------------------
$56,550 - $80,000                                   34.6          6.12     7.64     9.17     10.70     12.23     13.76
----------------------------------------------------------------------------------------------------------------------
                        $80,000 - $94,250           32.3          5.91     7.38     8.86     10.34     11.81     13.29
----------------------------------------------------------------------------------------------------------------------
$80,000 - $100,000      $94,250 - $100,000          35.1          6.16     7.70     9.25     10.79     12.33     13.87
----------------------------------------------------------------------------------------------------------------------
Over $100,000           Over $100,000               35.8          6.23     7.79     9.35     10.90     12.46     14.01
======================================================================================================================
----------------------------------------------------------------------------------------------------------------------
                                                  COMBINED
                                                PENNSYLVANIA                     A TAX-EXEMPT YIELD OF:
                TAXABLE INCOME                   AND FEDERAL       4%       5%       6%       7%        8%        9%
       SINGLE                   JOINT             TAX RATE                IS EQUIVALENT TO A TAXABLE YIELD OF:
----------------------------------------------------------------------------------------------------------------------
$23,350 - $56,550       $39,000 - $94,250           30.0%         5.72     7.14     8.57     10.00     11.43     12.86
----------------------------------------------------------------------------------------------------------------------
Over $56,550            Over $94,250                32.9          5.96     7.46     8.95     10.44     11.93     13.42
======================================================================================================================

TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS OVER $114,700*
-------------------------------------------------------------------------------

                                                    YOUR
                TAXABLE INCOME                    MARGINAL                       A TAX-EXEMPT YIELD OF:
                                                 FEDERAL TAX       4%       5%      6%        7%        8%        9%
       SINGLE                   JOINT               RATE                  IS EQUIVALENT TO A TAXABLE YIELD OF:
----------------------------------------------------------------------------------------------------------------------
$56,550- $117,950       $94,250 - $143,600          31.9%         5.87     7.34     8.81     10.28     11.75     13.22
----------------------------------------------------------------------------------------------------------------------
$117,950 - $256,500     $143,600 - $256,500         37.1          6.36     7.95     9.54     11.13     12.72     14.31
----------------------------------------------------------------------------------------------------------------------
Over $256,500           Over $256,500               40.8          6.76     8.45    10.14     11.82     13.51     15.20
======================================================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                  COMBINED
                                                 CALIFORNIA                      A TAX-EXEMPT YIELD OF:
                TAXABLE INCOME                   AND FEDERAL       4%       5%       6%        7%        8%        9%
       SINGLE                   JOINT             TAX RATE                IS EQUIVALENT TO A TAXABLE YIELD OF:
-----------------------------------------------------------------------------------------------------------------------
$109,936 - $117,950                                 38.7%         6.53     8.16      9.79     11.42     13.05     14.68
-----------------------------------------------------------------------------------------------------------------------
                        $143,600 - $219,872         42.9          7.01     8.76     10.51     12.26     14.01     15.76
-----------------------------------------------------------------------------------------------------------------------
$117,950 - $219,872     $219,872 - $256,500         43.4          7.07     8.83     10.60     12.37     14.13     15.90
-----------------------------------------------------------------------------------------------------------------------
$219,872 - $256,500                                 44.0          7.14     8.93     10.71     12.50     14.29     16.07
-----------------------------------------------------------------------------------------------------------------------
                        $256,500 - $439,744         46.7          7.50     9.38     11.26     13.13     15.01     16.89
-----------------------------------------------------------------------------------------------------------------------
Over $256,500           Over $439,744               47.3          7.59     9.49     11.39     13.28     15.18     17.08
=======================================================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                   COMBINED
                                                   MICHIGAN                      A TAX-EXEMPT YIELD OF:
                TAXABLE INCOME                   AND FEDERAL       4%       5%       6%        7%        8%        9%
       SINGLE                    JOINT             TAX RATE               IS EQUIVALENT TO A TAXABLE YIELD OF:
-----------------------------------------------------------------------------------------------------------------------
$56,550 - $117,950       $94,250 - $143,600          34.9%        6.14     7.68      9.22     10.75     12.29     13.82
-----------------------------------------------------------------------------------------------------------------------
$117,950 - $256,500      $143,600 - $256,500         39.9         6.66     8.32      9.98     11.65     13.31     14.98
-----------------------------------------------------------------------------------------------------------------------
Over $256,500            Over $256,500               43.4         7.07     8.83     10.60     12.37     14.13     15.90
=======================================================================================================================

---------------------------------------------------------------------------------------------------------------------
                                                    COMBINED
                                                 NEW JERSEY AND                  A TAX-EXEMPT YIELD OF:
               TAXABLE INCOME                       FEDERAL           4%      5%       6%       7%       8%       9%
       SINGLE                   JOINT               TAX RATE               IS EQUIVALENT TO A TAXABLE YIELD OF:
---------------------------------------------------------------------------------------------------------------------
$56,550 - $75,000       $94,250 - $143,600            36.0%          6.25    7.81     9.38    10.94    12.50    14.06
---------------------------------------------------------------------------------------------------------------------
$75,000 - $117,950                                    36.4           6.29    7.86     9.43    11.01    12.58    14.15
---------------------------------------------------------------------------------------------------------------------
                        $143,600 - $150,000           40.9           6.77    8.46    10.15    11.84    13.54    15.23
---------------------------------------------------------------------------------------------------------------------
$117,950 - $256,500     $150,000 - $256,500           41.2           6.80    8.50    10.20    11.90    13.61    15.31
---------------------------------------------------------------------------------------------------------------------
Over $256,500           Over $256,500                 44.7           7.23    9.04    10.85    12.66    14.47    16.27
=====================================================================================================================

TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS OVER $114,700*
--------------------------------------------------------------------------------

                                                 COMBINED
                                                N.Y. CITY,
                                                N.Y. STATE                     A TAX-EXEMPT YIELD OF:
               TAXABLE INCOME                   AND FEDERAL         4%      5%       6%       7%       8%       9%
       SINGLE                  JOINT             TAX RATE               IS EQUIVALENT TO A TAXABLE YIELD OF:
-------------------------------------------------------------------------------------------------------------------
$117,950 - $256,500     $143,600 - $256,500        44.3%           7.18    8.98    10.77    12.57    14.36    16.16
-------------------------------------------------------------------------------------------------------------------
Over $256,500           Over $256,500              47.6            7.63    9.54    11.45    13.36    15.27    17.18
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
                                                 COMBINED
                                                 OHIO AND                       A TAX-EXEMPT YIELD OF:
                TAXABLE INCOME                   FEDERAL            4%      5%       6%       7%       8%       9%
       SINGLE                   JOINT            TAX RATE                 IS EQUIVALENT TO A TAXABLE YIELD OF:
-------------------------------------------------------------------------------------------------------------------
$117,950 - $200,000     $143,600 - $200,000        41.4%           6.83    8.53    10.24    11.95    13.65    15.36
-------------------------------------------------------------------------------------------------------------------
$200,000 - $256,500     $200,000 - $256,500        41.8            6.87    8.59    10.31    12.03    13.75    15.46
-------------------------------------------------------------------------------------------------------------------
Over $256,500           Over $256,500              45.2            7.30    9.12    10.95    12.77    14.60    16.42
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
                                                  COMBINED
                                                PENNSYLVANIA                       A TAX-EXEMPT YIELD OF:
               TAXABLE INCOME                    AND FEDERAL        4%      5%       6%       7%       8%       9%
       SINGLE                   JOINT             TAX RATE                IS EQUIVALENT TO A TAXABLE YIELD OF:
-------------------------------------------------------------------------------------------------------------------
$56,550 - $117,950      $94,250 - $143,600         33.8%           6.04    7.55     9.06    10.57    12.08    13.60
-------------------------------------------------------------------------------------------------------------------
$117,950 - $256,500     $143,600 - $256,500        38.9            6.55    8.18     9.82    11.46    13.09    14.73
-------------------------------------------------------------------------------------------------------------------
Over $256,500           Over $256,500              42.5            6.96    8.70    10.43    12.17    13.91    15.65
===================================================================================================================


 * This table assumes at least $3.75 of itemized deductions for each $100 of adjusted gross income over $114,700. For a married couple with adjusted gross income between $172,050 and $294,550 (single between $114,700 and $237,200), add 0.7% to the tax rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 47.4% and you are married with no dependents, the adjusted tax rate is 48.8% (47.4% + 0.7% + 0.7%). For a tax-exempt yield of 6%, the taxable equivalent yield is about 11.7% (6% / (100% - 48.8%)).

INVESTMENT MANAGER AND UNDERWRITER

INVESTMENT MANAGER. Kemper Financial Services, Inc. ("KFS"), 120 South LaSalle Street, Chicago, Illinois 60603, is the Trusts' investment manager. There is one investment management agreement for the Municipal Fund, one for the Intermediate Municipal Fund and a separate investment management agreement for the State Funds. The agreements are substantially the same. Pursuant to the investment management agreements, KFS acts as each Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The agreements provide that the Trust pays the charges and expenses of its operations including the fees and expenses of the trustees (except those who are officers or employees of KFS), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value, taxes and membership dues. Each Trust bears the expenses of registration of its shares with the Securities and Exchange Commission, while KDI, as principal underwriter, pays the cost of qualifying and maintaining the qualification of the Trust's shares for sale under the securities laws of the various states. KFS has agreed to reimburse the Municipal Fund should all operating expenses of that Fund, including the compensation of KFS, but excluding interest, taxes, distribution fees, extraordinary expenses and brokerage commissions or transaction costs, exceed 1% of average net assets of the Municipal Fund on an annual basis. KFS has agreed to reimburse the California Fund should all operating expenses of the California Fund, including the compensation of KFS, but excluding taxes, interest, distribution services fees, extraordinary expenses, and brokerage commissions or transaction costs, exceed 1 1/2% of the first $30 million of average daily net assets and 1% of average daily net assets over $30 million on an annual basis. KFS has agreed to reimburse the Intermediate Municipal, Florida, New York, Ohio, Texas, Michigan, New Jersey and Pennsylvania Funds to the extent required by applicable state expense limitations should all operating expenses of each of these Funds, including the investment management fees of KFS but excluding taxes, distribution fees, interest, extraordinary expenses, brokerage commissions or transaction costs and any other properly excludable expenses, exceed the applicable state expense limitations. The Fund believes that the most restrictive state expense limitation currently in effect would require that such operating expenses not exceed 2.5% of the first $30 million of average daily net assets, 2% of the next $70 million and 1.5% of average daily net assets over $100 million.

The agreements provide that KFS shall not be liable for any error of judgment or of law, or for any loss suffered by the Trusts in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of KFS in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreements.

Each of the investment management agreements continues in effect from year to year so long as its continuation is approved at least annually by a majority of the trustees of the applicable Trust who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust and by the shareholders of the Fund subject thereto or the Board of Trustees. Each agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of the Fund subject thereto, and will terminate automatically upon assignment. If additional Funds become subject to the investment management agreements, the provisions concerning continuation, amendment and termination shall be on a Fund by Fund basis. Additional Funds may be subject to a different agreement.

The current investment management fee rates paid by the Funds are located in the prospectus, see "Investment Manager and Underwriter." The investment management fees paid by each Fund for its last three fiscal years are shown in the table below.


FUND                                                          FISCAL 1995    FISCAL 1994    FISCAL 1993
----                                                          -----------    -----------    -----------
Municipal..................................................   $14,685,000     15,291,000     13,328,000
Intermediate Municipal+....................................   $         0*
California.................................................   $ 5,765,000      6,827,000      6,864,000
Florida....................................................   $   661,000        712,000        642,000*
Michigan++.................................................   $         0*
New Jersey++...............................................   $         0*
New York...................................................   $ 1,738,000      1,959,000      1,728,000
Ohio.......................................................   $   108,000*             0*             0*
Pennsylvania++.............................................   $         0*
Texas......................................................   $    54,000*         2,000*             0*


---------------

 + Commenced operations November 1, 1994.



++ Commenced operations March 15, 1995.


 * Fee waivers and/or expense absorptions in effect during the period, see below.

Prior to May 31, 1994, the Municipal Fund paid an investment management fee, payable monthly, at the annual rate of .55 of 1% of the first $200 million of average daily net assets, .45 of 1% of the next $300 million of average daily net assets, and .35 of 1% of average daily net assets over $500 million.


KFS agreed to waive its full investment management fee for the Intermediate Municipal Fund from November 1, 1994 (commencement of operations) through April 30, 1995 and gradually institute the fee thereafter. If the fee waiver had not been in effect for the fiscal period from November 1, 1994 to September 30, 1995, KFS would have received investment management fees from the Intermediate Municipal Fund of $5,800.


Prior to May 31, 1994, the investment management fee applicable to each then existing State Fund, payable monthly, was at the annual rate of .55 of 1% of average daily net assets.


KFS agreed to waive its full investment management fee and absorb all other operating expenses of the Florida Fund for the period from April 25, 1991 through December 31, 1991. For this purpose, "operating expenses" did not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs. Thereafter, KFS gradually reinstated the investment management fee and other operating expenses until September 30, 1992 and these fees and expenses were paid in full commencing October 1, 1992. If the fee waiver had not been in effect for the fiscal year ended August 31, 1993, KFS would have received investment management fees from the Florida Fund of $656,000.



KFS agreed to waive its full investment management fee and to absorb all other operating expenses of the Ohio Fund from March 22, 1993 (commencement of operations) through June 30, 1994. Thereafter, the full management fee and all other operating expenses were gradually instituted under a schedule determined by KFS and fully reinstated by June 30, 1995. For this purpose, "operating expenses" does not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs. If the fee waiver had not been in effect for the fiscal years ended August 31, 1995 and 1994 and the fiscal period from March 22, 1993 to August 31, 1993, KFS would have received investment management fees from the Ohio Fund of $155,000, $107,000 and $25,000, respectively.


KFS agreed to waive its full investment management fee and absorb other operating expenses of the Texas Fund for the period from November 1, 1991 (commencement of operations) through December 31, 1992. Thereafter, the Texas Fund gradually started paying operating expenses until they were paid in full (excluding the management fee) effective October 1, 1993. The management fee was instituted gradually commencing June 1, 1994 and fully reinstated by June 30, 1995. For this purpose, "operating expenses" do not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs. If the fee waiver had not been in effect for the fiscal year ended August 31, 1995, 1994 and 1993, KFS would have received investment management fees from the Texas Fund of $83,000, $79,000 and $55,000, respectively.



KFS agreed to waive its full investment management fee for the Michigan, New Jersey and Pennsylvania Funds from March 15, 1995 (commencement of operations) through September 15, 1995 and to gradually institute it thereafter. If the fee waiver had not been in effect for the fiscal period from March 15, 1995 to August 31, 1995, KFS would have received investment management fees from the Michigan, New Jersey and Pennsylvania Funds of $5,000, $8,000 and $4,000, respectively.


PRINCIPAL UNDERWRITER. Pursuant to separate underwriting and distribution services agreements ("distribution agreements"), Kemper Distributors, Inc. ("KDI"), an affiliate of KFS, is the principal underwriter and distributor for the shares of each Trust and acts as agent of each Trust in the continuous offering of its shares. KDI bears all its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. Each Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs. Before February 1, 1995, KFS was the Funds' principal underwriter and administrator.

Each distribution agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. Each agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by a Trust or by KDI upon 60 days notice. Termination by a Fund with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the Investment Company Act of 1940. The agreement may not be amended for a class to increase the fee to be paid by a Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The provisions concerning the continuation, amendment and termination of the distribution agreement are on a Fund by Fund basis and for each Fund on a class by class basis.

CLASS A SHARES. The following information concerns the underwriting commissions paid in connection with the distribution of each Fund's Class A Shares for the fiscal years noted.

                                                                                                         COMMISSIONS
                                                                                                        PAID TO KEMPER
                                       FISCAL YEAR     COMMISSIONS RETAINED   COMMISSIONS UNDERWRITER     AFFILIATED
           CLASS A SHARES                 ENDED           BY UNDERWRITER         PAID TO ALL FIRMS          FIRMS
                                     ---------------   --------------------   -----------------------   --------------
Municipal Fund......................     9/30/95            $  282,000              $ 1,977,000           $  392,000
                                         9/30/94            $  638,000              $10,113,000           $2,519,000
                                         9/30/93            $3,440,000              $20,649,000           $4,585,000
Intermediate Municipal Fund......... 11/1/94-9/30/95        $    8,000              $    44,000           $   17,000
California Fund.....................     8/31/95            $  140,000              $   958,000           $  265,000
                                         8/31/94            $  166,000              $ 2,510,000           $  534,000
                                         8/31/93            $  644,000              $ 4,566,000           $  724,000
Florida Fund........................     8/31/95            $   20,000              $   125,000           $    8,000
                                         8/31/94            $   32,000              $   353,000           $   22,000
                                         8/31/93            $   95,000              $   623,000           $  109,000
Ohio Fund...........................     8/31/95            $   13,000              $    86,000           $   49,000
                                         8/31/94            $   14,000              $   183,000           $   98,000
                                     3/22/93-8/31/93        $    4,600              $   266,000           $  135,000
Michigan Fund....................... 3/15/95-8/31/95        $    4,000              $    31,000           $    3,000
New Jersey Fund..................... 3/15/95-8/31/95        $    3,000              $    24,000           $    2,000
New York Fund.......................     8/31/95            $   42,000              $   276,000           $    8,000
                                         8/31/94            $   74,000              $ 1,203,000           $   52,000
                                         8/31/93            $  220,000              $ 1,567,000           $   83,000
Pennsylvania Fund................... 3/15/95-8/31/95        $    2,000              $    18,000           $    3,000
Texas Fund..........................     8/31/95            $    5,000              $    37,000           $        0
                                         8/31/94            $   11,000              $   135,000           $   12,000
                                         8/31/93            $   18,000              $   121,000           $    7,800



CLASS B AND C SHARES. Since the distribution agreement provides for fees charged to Class B and Class C shares that are used by KDI to pay for distribution services (see the prospectus under "Investment Manager and Underwriter"), the agreement (the "Plan") is approved and renewed separately for the Class B and Class C shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, which regulates the manner in which an investment company may, directly or indirectly, bear expenses of distributing its shares. Expenses of the Funds and of KDI, KFS was the underwriter before February 1, 1995, in connection with the Rule 12b-1 plans for the Class B and Class C Shares are set forth below. A portion of the marketing, sales and operating expenses shown below could be considered overhead expense.


                                                                                               OTHER DISTRIBUTION EXPENSES PAID BY
                                                     CONTINGENT                  COMMISSIONS                   KDI
                                     DISTRIBUTION     DEFERRED        TOTAL      PAID BY KDI   ------------------------------------
                                      FEES PAID        SALES       COMMISSIONS     TO KDI      ADVERTISING                MARKETING
                                       BY FUND        CHARGES      PAID BY KDI   AFFILIATED        AND       PROSPECTUS   AND SALES
   CLASS B SHARES     FISCAL YEAR       TO KDI         TO KDI       TO FIRMS        FIRMS      LITERATURE     PRINTING    EXPENSES
                      ------------   ------------   ------------   -----------   -----------   -----------   ----------   ---------
Municipal Fund......      1995         $182,000       $ 62,000      $ 572,000     $ 133,000      $68,000       $7,000     $308,000
Intermediate
 Municipal Fund*....      1995         $ 15,000       $  3,000      $  79,000     $  46,000      $11,000       $1,000     $ 41,000
California Fund.....      1995         $ 58,000       $ 35,000      $ 349,000     $ 158,000      $36,000       $4,000     $171,000
Florida Fund........      1995         $ 11,000       $  4,000      $  48,000     $   5,000      $ 7,000       $    0     $ 27,000
Michigan Fund**.....      1995         $  1,000       $      0      $  23,000     $       0      $ 3,000       $    0     $ 10,000
New Jersey Fund**...      1995         $  3,000       $  1,000      $  62,000     $       0      $ 6,000       $    0     $ 22,000
New York Fund.......      1995         $ 19,000       $ 18,000      $  75,000     $   4,000      $ 9,000       $1,000     $ 44,000
Ohio Fund...........      1995         $ 25,000       $ 11,000      $ 157,000     $  38,000      $18,000       $2,000     $ 76,000
Pennsylvania
 Fund**.............      1995         $  2,000       $  1,000      $  26,000     $       0      $ 3,000       $    0     $ 11,000
Texas Fund..........      1995         $  2,000       $      0      $  13,000     $       0      $ 2,000       $    0     $  6,000



                       OTHER DISTRIBUTION
                      EXPENSES PAID BY KDI
                      --------------------
                      OPERATING   INTEREST
   CLASS B SHARES     EXPENSES    EXPENSES
                      ---------   --------
Municipal Fund......   $54,000    $95,000
Intermediate
 Municipal Fund*....   $12,000    $ 8,000
California Fund.....   $30,000    $37,000
Florida Fund........   $13,000    $ 7,000
Michigan Fund**.....   $ 3,000    $ 1,000
New Jersey Fund**...   $ 4,000    $ 2,000
New York Fund.......   $15,000    $12,000
Ohio Fund...........   $19,000    $19,000
Pennsylvania
 Fund**.............   $ 3,000    $ 1,000
Texas Fund..........   $10,000    $ 2,000


---------------

 * From 11/1/94 to 9/30/95.


** From 3/15/95 to 8/31/95.

                                                                                   DISTRIBUTION      OTHER DISTRIBUTION
                                                                       TOTAL        FEES PAID       EXPENSES PAID BY KDI
                                                     DISTRIBUTION   DISTRIBUTION      BY KDI      ------------------------
                                                      FEES PAID      FEES PAID        TO KDI      ADVERTISING
                                                       BY FUND         BY KDI       AFFILIATED        AND       PROSPECTUS
CLASS C SHARES                        FISCAL YEAR       TO KDI        TO FIRMS        FIRMS       LITERATURE     PRINTING
                                     -------------   ------------   ------------   ------------   -----------   ----------
Municipal Fund.....................       1995          $7,000         $7,000         $1,000        $ 4,000       $1,000
Intermediate Municipal Fund*.......       1995          $4,000         $2,000         $    0        $ 3,000       $    0
California Fund....................       1995          $1,000         $1,000         $    0        $ 1,000       $    0
Florida Fund.......................       1995          $1,000         $    0         $    0        $     0       $    0
Michigan Fund**....................       1995          $1,000         $    0         $    0        $ 1,000       $    0
New Jersey Fund**..................       1995          $1,000         $    0         $    0        $ 1,000       $    0
New York Fund......................       1995          $1,000         $1,000         $    0        $ 1,000       $    0
Ohio Fund..........................       1995          $2,000         $1,000         $1,000        $ 1,000       $    0
Pennsylvania Fund**................       1995          $1,000         $    0         $    0        $ 1,000       $    0
Texas Fund.........................       1995          $3,000         $3,000         $    0        $ 2,000       $    0

                                           OTHER DISTRIBUTION
                                         EXPENSES PAID BY KDI
                                     --------------------------------
                                     MARKETING     MISC.
                                     AND SALES   OPERATING   INTEREST
CLASS C SHARES                       EXPENSES    EXPENSES    EXPENSES
                                     ---------   ---------   --------
Municipal Fund.....................   $23,000     $11,000     $3,000
Intermediate Municipal Fund*.......   $12,000     $ 3,000     $7,000
California Fund....................   $ 4,000     $ 8,000     $1,000
Florida Fund.......................   $     0     $ 8,000     $    0
Michigan Fund**....................   $ 4,000     $ 2,000     $    0
New Jersey Fund**..................   $ 2,000     $ 1,000     $    0
New York Fund......................   $ 5,000     $ 8,000     $1,000
Ohio Fund..........................   $ 2,000     $ 8,000     $1,000
Pennsylvania Fund**................   $ 2,000     $ 1,000     $    0
Texas Fund.........................   $ 8,000     $10,000     $2,000


---------------

 * From 11/1/94 to 9/30/95.



** From 3/15/95 to 8/31/95.



ADMINISTRATIVE SERVICES. Administrative services are provided to each Trust under an administrative services agreement ("administrative agreement") with KDI. KDI bears all its expenses of providing services pursuant to the administrative agreement between KFS and the Trust, including the payment of service fees. For the services under the administrative agreement, each Fund pays KDI an administrative services fee, payable monthly, at the annual rate of up to .25% of average daily net assets of each class of the Fund. Before February 1, 1995, KFS was the administrator.



KDI enters into related arrangements with various financial services firms, such as broker-dealers or banks ("firms"), that provide services and facilities for their customers or clients who are shareholders of a Trust. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Trust, assistance to clients in changing dividend and investment options, account designations and addresses and such other services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A shares, KDI pays each firm a service fee, payable quarterly, at an annual rate of (a) up to .10% of the net assets in Trust accounts that it maintains and services attributable to Class A shares acquired prior to October 1, 1993, and (b) up to .25% of the net assets in Trust accounts that it maintains and services attributable to Class A shares acquired on or after October 1, 1993, in each case commencing with the month after investment. With respect to Class B shares and Class C shares, KDI pays each firm a service fee, payable quarterly, at an annual rate of up to .25% of the net assets in Trust accounts that it maintains and services attributable to Class B shares and Class C shares, respectively, in each case commencing with the month after investment (month of investment for Class C shares); provided, however, KDI may for Class B shares advance the first year service fee as described in the prospectus under "Investment Manager and Underwriter." Firms to which service fees may be paid include broker-dealers affiliated with KDI. The administrative services fee may be increased to an annual rate of .25% of average daily net assets of any class of the Trust in the discretion of the Board of Trustees and without shareholder approval.

The following information concerns the administrative services fee paid by each Fund.


                                                                                TOTAL SERVICE FEES            SERVICE FEES
                                               ADMINISTRATIVE SERVICE FEES     PAID BY ADMINISTRATOR     PAID BY ADMINISTRATOR
                                                       PAID BY FUND                  TO FIRMS          TO KEMPER AFFILIATED FIRMS
                                              ------------------------------   ---------------------   --------------------------
FUND                            FISCAL YEAR    CLASS A     CLASS B   CLASS C
----                            -----------   ----------   -------   -------
Municipal.....................      1995      $4,789,000   $61,000   $2,000         $ 4,859,000                 $934,000
Intermediate Municipal*.......      1995      $   14,000   $ 5,000   $1,000         $    22,000                 $  8,000
California....................      1995      $1,482,000   $19,000   $    0         $ 1,516,000                 $264,000
Florida.......................      1995      $  172,000   $ 4,000   $    0         $   176,000                 $  6,000
Michigan**....................      1995      $    1,000   $ 1,000   $    0         $     3,000                 $      0
New Jersey**..................      1995      $    2,000   $ 1,000   $    0         $     6,000                 $      0
New York......................      1995      $  455,000   $ 6,000   $    0         $   456,000                 $ 13,000
Ohio..........................      1995      $   29,000   $ 7,000   $    0         $    52,000                 $ 27,000
Pennsylvania**................      1995      $        0   $ 1,000   $    0         $     2,000                 $      0
Texas.........................      1995      $   23,000   $ 1,000   $1,000         $    25,000                 $  2,000


---------------

 * From 11/1/94 to 9/30/95.



** From 3/15/95 to 8/31/95.


KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for a Trust. Currently, the administrative services fee payable to KDI is based only upon Trust assets in accounts for which there is a firm listed on the Trust's records and it is intended that KDI will pay all the administrative services fees that it receives from the Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of the Trust while this procedure is in effect will depend upon the proportion of Trust assets that is in accounts for which there is a firm of record, as well as, with respect to Class A shares, the date when shares representing such assets were purchased. The Board of Trustees of a Trust, in its discretion, may approve basing the fee to KDI on all Trust assets in the future.

Certain trustees or officers of the Trusts are also directors or officers of KFS or KDI as indicated under "Officers and Trustees."


CUSTODIAN AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Trusts. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Trusts. IFTC is also the Trusts' transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company ("KSvC"), an affiliate of KFS, serves as "Shareholder Service Agent." IFTC receives as transfer agent, and pays to KSvC annual account fees at a maximum rate of $8 per account plus account set up, transaction, maintenance and disaster recovery charges, annual fees associated with the contingent deferred sales charge (Class B only) and out-of-pocket expense reimbursement. IFTC's fee is reduced by certain earnings credits in favor of each Trust. For the fiscal year ended September 30, 1995, IFTC remitted shareholder service fees in the amount of $1,910,000 to KSvC as Shareholder Service Agent. For the fiscal year ended August 31, 1995, IFTC remitted shareholder service fees in the amount of $679,000 to KSvC as Shareholder Service Agent.


INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. Each Trust's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on such Trust's annual financial statements, review certain regulatory reports and such Trust's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

PORTFOLIO TRANSACTIONS


KFS is the investment manager for the Kemper Funds, and KFS and its affiliates also furnish investment management services to other clients including Kemper Corporation and the Kemper insurance companies. KFS is the sole shareholder of Kemper Asset Management Company and Kemper Investment Management Company Limited. These three entities share some common research and trading facilities. At times investment decisions may be made to purchase or sell the same investment securities for a Fund and for one or more of the other clients managed by KFS. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each.


National securities exchanges have established limitations governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may restrict the number of options a Fund will be able to write on a particular security.

The above mentioned factors may have a detrimental effect on the quantities or prices of securities, options and futures contracts available to a Trust. On the other hand, the ability of a Trust to participate in volume transactions may produce better executions for a Trust in some cases. The Board of Trustees of each Trust believes that the benefits of KFS's organization outweigh any limitations that may arise from simultaneous transactions or position limitations.


KFS, in effecting purchases and sales of portfolio securities for the account of a Trust, will implement each Trust's policy of seeking best execution of orders, which includes best net prices, except to the extent that KFS may be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Trust and KFS. Any research benefits derived are available for all clients including clients of affiliated companies. Since it is only supplementary to KFS's own research efforts and must be analyzed and reviewed by KFS' staff, the receipt of research information is not expected to materially reduce expenses. In selecting among firms believed to meet the criteria for handling a particular transaction, KFS may give consideration to those firms that have sold or are selling shares of the Funds and of other funds managed by KFS, as well as to those firms that provide market, statistical and other research information to the Trusts and KFS, although KFS is not authorized to pay higher commissions or, in the case of principal trades, higher prices to firms that provide such services, except as described below.


KFS may in certain instances be permitted to pay higher brokerage commissions (not including principal trades) solely for receipt of market, statistical and other research services. Subject to Section 28(e) of the Securities Exchange Act of 1934 and procedures that may be adopted by the Board of Trustees of each Trust, a Fund could pay a firm that provides research services to KFS a commission for effecting a securities transaction for the Fund in excess of the amount other firms would have charged for the transaction if KFS determines in good faith that the greater commission is reasonable in relation to the value of the research services provided by the executing firm viewed in terms either of a particular transaction or KFS's overall responsibilities to the Fund or other clients. Not all of such research services may be useful or of value in advising a particular Fund. Research benefits will be available for all clients of KFS and its subsidiaries. The investment management fee paid by a Fund to KFS is not reduced because KFS receives these research services.

The table below shows total brokerage commissions paid by each Fund then existing for the last three fiscal years and for the most recent fiscal year, the percentage thereof that was allocated to firms based upon research information provided or sales of Kemper Mutual Fund shares.


                                                               ALLOCATED TO FIRMS
                                                                    BASED ON
                                                               RESEARCH/SALES OF
                                                               KEMPER FUND SHARES
FUND                                          FISCAL 1995        IN FISCAL 1995      FISCAL 1994    FISCAL 1993
----                                          -----------      ------------------    -----------    -----------
Municipal..................................   $ 4,309,000               0%           $ 4,657,000    $ 9,734,000
Intermediate...............................   $         0+++            0%                   N/A            N/A
California.................................   $   717,000               0%           $         0    $ 3,192,000
Florida....................................   $   122,000               3%           $   320,000    $   161,000
Michigan...................................   $     4,000++             0%                   N/A            N/A
New Jersey.................................   $     4,000++             0%                   N/A            N/A
New York...................................   $   303,000               0%           $   534,000    $   520,000
Ohio.......................................   $    65,000               0%           $    68,000    $     6,000+
Pennsylvania...............................   $     2,000++             0%                   N/A            N/A
Texas......................................   $    20,000               0%           $    27,000    $    20,000


---------------
  + Commencement of operations on March 22, 1993 through August 31, 1993.


 ++ Commencement of operations on March 15, 1995 through August 31, 1995.



+++ Commencement of operations on November 1, 1994 through September 30, 1995.


PURCHASE AND REDEMPTION OF SHARES

As described in the Trusts' prospectus, shares of a Fund are sold at their public offering price, which is the net asset value per share of the Fund next determined after an order is received in proper form plus, with respect to Class A shares, an initial sales charge. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Trust determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance. The amount received by a shareholder upon redemption or repurchase may be more or less than the amount paid for such shares depending on the market value of a Trust's portfolio securities at the time.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares of a Fund will be redeemed by the Trust at the applicable net asset value per share of such Fund as described in the Trusts' prospectus. The redemption within one year of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege described in the prospectus may be subject to a 1% contingent deferred sales charge (see "Purchase of Shares" in the prospectus). Redemption of Class B shares may be subject to a contingent deferred sales charge. When a Trust is asked to redeem shares for which it may not yet have received good payment, it may delay the mailing of a redemption check until it has determined that collected funds have been received for the purchase of such shares, which will be up to 15 days.

Scheduled variations in or the elimination of the initial sales charge for purchases of Class A shares or the contingent deferred sales charge for redemptions of Class B shares by certain classes of persons or through certain types of transactions as described in the prospectus is provided because of anticipated economies in sales and sales related efforts.

A Trust may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Trust's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of a Trust's shareholders.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to each Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.

OFFICERS AND TRUSTEES


The officers and trustees of the Trusts, their birthdates, their principal occupations and their affiliations, if any, with KFS, the Trusts' investment manager and KDI, the Trusts' principal underwriter, are as follows (The number following each person's title is the number of investment companies managed by KFS or an affiliate, for which he or she holds similar positions):



DAVID W. BELIN (6/20/28), Trustee (22), 2000 Financial Center, 7th and Walnut, Des Moines, Iowa; Member, Belin Harris Lamson McCormick, P.C. (attorneys).



LEWIS A. BURNHAM (1/8/33), Trustee (22), 16410 Avila Boulevard, Tampa, Florida; Director, Management Consulting Services, McNulty & Company; formerly, Executive Vice President, Anchor Glass Container Corporation.



DONALD L. DUNAWAY (3/8/37), Trustee (22), 235A North Elm Grove Road, Brookfield Wisconsin; Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer).



ROBERT B. HOFFMAN (12/11/36), Trustee (22), 800 North Lindbergh Boulevard, St. Louis, Missouri; Senior Vice President and Chief Financial Officer, Monsanto Company (chemical products); prior thereto, Vice President, FMC Corporation (manufacturer of machinery and chemicals); prior thereto, Director, Executive Vice President and Chief Financial Officer, Staley Continental, Inc. (food products).



DONALD R. JONES (1/17/30), Trustee (22), 1776 Beaver Pond Road, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.



DAVID B. MATHIS (4/13/38), Trustee (33), Kemper Center, Long Grove, Illinois; Chairman, Chief Executive Officer and Director of Kemper Corporation; Director, KFS and Kemper Financial Companies, Inc.; Chairman of the Board, Lumbermens Mutual Casualty Company; Director, IMC Global Inc.



SHIRLEY D. PETERSON (9/3/41), Trustee (22), 401 Rosemont Avenue, Frederick, Maryland; President, Hood College, Maryland; prior thereto, Partner, Steptoe and Johnson (attorneys); prior thereto, Commissioner of Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Treasury.



WILLIAM P. SOMMERS (7/22/33), Trustee (22), 333 Ravenswood Avenue, Menlo Park, California; President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm) (retired); Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.

STEPHEN B. TIMBERS (8/8/44), President and Trustee*(33), 120 S. LaSalle St., Chicago, Illinois; President, Chief Operating Officer and Director, Kemper Corporation; Chairman, Chief Executive Officer, Chief Investment Officer and Director, KFS, Director, KDI, Dreman Value Advisors, Inc., Kemper Financial Companies, Inc.; Director, LTV Corporation.



JOHN E. PETERS (11/4/47), Vice President*(33), 120 South LaSalle Street, Chicago, Illinois; Senior Executive Vice President, KFS; President and Director, KDI and Director, Dreman Value Advisors, Inc.



J. PATRICK BEIMFORD (5/25/50), JR., Vice President*(23), 120 South LaSalle Street, Chicago, Illinois; Executive Vice President/Chief Investment Officer--Fixed Income Investments, KFS.



CHRISTOPHER J. MIER (8/11/56), Vice President*(4), 120 South LaSalle Street, Chicago, Illinois; Senior Vice President, KFS.



CHARLES F. CUSTER (8/19/28), Vice President and Assistant Secretary*(33), 222 North LaSalle Street, Chicago, Illinois; Partner, Vedder, Price, Kaufman & Kammholz (attorneys), Legal Counsel to the Fund.



JEROME L. DUFFY (6/29/36), Treasurer*(33), 120 South LaSalle Street, Chicago, Illinois; Senior Vice President, KFS.



PHILIP J. COLLORA (11/15/45), Vice President and Secretary*(33), 120 South LaSalle Street, Chicago, Illinois; Attorney, Senior Vice President and Assistant Secretary, KFS.



ELIZABETH C. WERTH (10/1/47), Assistant Secretary*(25), 120 South LaSalle Street, Chicago, Illinois; Vice President and Director of State Registrations, KFS.


* Interested persons as defined in the Investment Company Act of 1940.


The trustees and officers who are "interested persons" as designated above receive no compensation from the Funds, except that Mr. Custer's law firm receives fees from the Funds as counsel to the Funds. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during each Trust's 1995 fiscal year except that the information in the last column is for calendar year 1994.



                                      AGGREGATE COMPENSATION FROM             PENSION OR
                                                 FUNDS                    RETIREMENT BENEFITS      TOTAL COMPENSATION
                                    --------------------------------        ACCRUED AS PART           KEMPER FUNDS
         NAME OF TRUSTEE            MUNICIPAL TRUST      STATE TRUST       OF FUND EXPENSES        PAID TO TRUSTEES**
---------------------------------   ---------------      -----------      -------------------      ------------------
David W. Belin*..................       $10,000             7,000                  0                     112,200
Lewis A. Burnham.................       $ 7,700             5,500                  0                      90,100
Donald L. Dunaway*...............       $10,000             7,000                  0                     115,400
Robert B. Hoffman................       $ 7,100             5,200                  0                      87,400
Donald R. Jones..................       $ 7,400             5,500                  0                      94,300
Shirley D. Peterson***...........       $ 1,800               800                  0                         N/A
William P. Sommers...............       $ 6,900             4,800                  0                      84,100


---------------
  * Includes current fees deferred and interest pursuant to deferred compensation agreements with the Funds. Deferred amounts accrue interest monthly at a rate equal to the yield of Kemper Money Market Fund -- Money Market Portfolio.

 ** Includes compensation for service on the boards of twenty-three Kemper funds
    (including two funds no longer in existence). Also includes amounts for new funds estimated as if they had existed at the beginning of the year.


*** Appointed to board in 1995. Compensation for Municipal Trust is for the period from July, 1995 to August, 1995, and for the State Trust for the period July, 1995 to August, 1995.

As of October 13, 1995, the officers and trustees of each Trust, as a group, owned less than 1% of the then outstanding shares of each Fund. As of October 13, 1995, no shareholder owned of record more than 5% of any class of outstanding shares of the Funds except as follows:



WITH RESPECT TO CLASS A SHARES



National Financial Services Corporation, One World Financial Center, 200 Liberty Street, New York, NY owned of record 9.59% of the New York Fund; BHC Securities, Inc., 100 N. 20th Street, Philadelphia, PA owned of record 5.66% of the New York Fund; Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer Lake Drive East, Jacksonville, FL owned of record 5.66% of the Florida Fund; John M. Wilson & Patricia W. Wilson, P.O. Box 386, Aurora, OH owned of record 6.45% of the Ohio Fund; Prudential Securities-FBO Milton E. Meulder, 1133 South Lawn, East Lansing, MI owned of record 8.10% of the Michigan Fund; Kathryn E. Zabel, 4143 Cummings Ct., N.W., Grand Rapids, MI owned of record 7.95% of the Michigan Fund; Kemper Financial Services, Inc., 120 South LaSalle St., Chicago, IL owned of record 6.77% of the Michigan Fund; Robert Chinery Jr., 2126 Orion Rd., Toms River, NJ owned of record 41.99% of the New Jersey Fund; Agnes B. Lywinski, 18 Springfield Ave., Cranford, NJ owned of record 6.11% of the New Jersey Fund; Robert L. Vignolo, 842 Kimball Avenue, Westfield, NJ owned of record 5.19% of the New Jersey Fund; Kemper Financial Services, Inc., 120 South LaSalle St., Chicago, IL owned of record 5.11% of the New Jersey Fund; Kemper Financial Services, Inc., 120 South LaSalle St., Chicago, IL owned of record 10.42% of the Pennsylvania Fund; Hilda M. Bender and Bruce H. Klink and Margaret E. Klink, 2065 West End Rd., Bath, PA owned of record 7.56% of the Pennsylvania Fund; Margaret McDowell Walker, 1337 Yahres Rd., Sharon, PA owned of record 6.40% of the Pennsylvania Fund; Henry G. Evans and Catherine M. Evans, 3640 Mt. Hickory Blvd., Hermitage, PA owned of record 6.07% of the Pennsylvania Fund; Prudential Securities, 4 Embarcadero Center, Suite 2400, San Francisco, CA owned of record 10.67% of the Pennsylvania Fund; Shirley M. Hill and Samuel E. Hill, 1611 Delaware Avenue, PA owned of record 5.05% of the Pennsylvania Fund; Gokul C. Singhal and Renu Singhal, 12821 Topping Meadows, St. Louis, MO owned of record 12.92% of the Intermediate Municipal Fund and Thomas Hamilton Traylor, 7 Court of Mohawk Valley, Lincolnshire, IL owned of record 5.80% of the Intermediate Municipal Fund.



WITH RESPECT TO CLASS B SHARES



Merrill Lynch Pierce Fenner & Smith Inc., 4800 Deer Lake DR East, Jacksonville, FL owned of record 5.55% of the California Fund; National Financial Services Corporation, One World Financial Center, 200 Liberty Street, New York, NY owned of record 5.13% of the California Fund; Merrill Lynch Pierce Fenner & Smith Inc., 4800 Deer Lake DR East, Jacksonville, FL owned of record 11.69% of the New York Fund; Smith Barney Shearson, 388 Greenwich Street, New York, NY owned of record 5.55% of the New York Fund; National Financial Services Corporation, One World Financial Center, 200 Liberty Street, New York, NY owned of record 24.09% of the Florida Fund; Merrill Lynch Pierce Fenner & Smith Inc., 4800 Deer Lake DR East, Jacksonville, FL owned of record 6.06% of the Florida Fund; Laura T. Dugas, 261 Village Beach West, Santa Rosa Beach, FL owned of record 5.85% of the Florida Fund; Tobie Wilson and Ella Jane Wilson, 5891 S.W. 64 Land Rd., Ocala, FL owned of record 5.66% of the Florida Fund; Smith Barney Shearson, 338 Greenwich Street, New York, NY owned of record 5.64% of the Florida Fund; BHC Securities Inc., 2005 Market Street, Philadelphia, PA owned of record 27.39% of the Ohio Fund; Smith Barney Shearson, 338 Greenwich Street, New York, NY owned of record 13.60% of the Ohio Fund; Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, NJ owned of record 7.65% of the Ohio Fund; Southwest Securities, Inc., 1201 Elm Street, Dallas, TX owned of record 68.20% of the Texas Fund; Felix A. Immell and Estella H. Immell, 231 Shadyview, San Antonio, TX owned of record 8.38% of the Texas Fund; Clara Voight, P.O. Box 1, Taylor, TX owned of record 7.65% of the Texas Fund; Oron Lee Schuch, 3714 Vista Del Arroyo DR, San Angelo, TX owned of record 6.01% of the Texas Fund; Kemper Financial Services, Inc., 120 South LaSalle Street, Chicago, IL owned of record 12.37% of the Michigan Fund; Karen L. Pearce, 1383 Williamsburg, Flint, MI owned of record 8.98% of the Michigan Fund; Dorothy M. Converse, 201 S. Mall DR, Lansing, MI owned of record 8.73% of the Michigan Fund; Clinton P. Hardy Trust, 46 Radnor Circle, Grosse Pointe Farms, MI owned of record 8.53% of the Michigan Fund; Melvin E. Potter, 28311 Franklin RD, Southfield, MI owned of record 5.76% of the Michigan Fund; Philip Viviano Jr. and Susan K. Viviano, 5780 Ellora, CT, Kentwood, MI owned of record 5.76% of the Michigan Fund; Jane Broecker and Herbert A. Broecker, 9616 Alger Drive, Brighton, MI owned of record 5.44% of the Michigan Fund; Donald R. Blanchard and Betty E. Blanchard, 300 Grove Box 185, Crystal, MI owned of record 5.44% of the Michigan Fund; W. Dale Wassell and Ann
M. Wassell, 13999 Cranston, Livonia, MI owned of record 5.36% of the Michigan Fund; Carolyn L. Barth, 1011 South Renaud RD, Grosse Pointe Woods, MI owned of record 5.07% of the Michigan Fund; John R. Rosselli, P.O. Box 3056, Newton, NJ owned of record 12.75% of the New Jersey Fund; Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, NJ owned of record 32.39% of the New Jersey Fund; Kemper Financial Services, Inc., 120 South LaSalle Street, Chicago, IL owned of record 6.43% of the New Jersey Fund; Sylvia Beaton, 719 South Street, Point Pleasant, NJ owned of record 5.37% of the New Jersey Fund; George F. Kays and Jane C. Kays, 26 Meyers Road, Branchville, NJ owned of record 5.03% of the New Jersey Fund; Parker Hunter Inc., 409 Canterbury Trail, Canterberry, PA owned of record 18.81% of the Pennsylvania Fund; Kemper Financial Services, Inc., 120 South LaSalle Street, Chicago, IL owned of record 11.46% of the Pennsylvania Fund; National Financial Services, One World Financial Center, 200 Liberty Street, New York, NY owned of record 8.84% of the Pennsylvania Fund; Gildo Patrei and Katherine Patrei, 23 Morgan Road, Aston, PA owned of record 6.76% of the Pennsylvania Fund; Jerry L. Heany and Donald L. Heany, 119 W. 8th Street, Pottstown, PA owned of record 6.72% of the Pennsylvania Fund; Olga Y. Hyde, 3300 Darby Road, Haverford, PA owned of record 6.17% of the Pennsylvania Fund; Agnes Nanartowicz, 347 Oxford Road, Norristown, PA owned of record 5.51% of the Pennsylvania Fund; Kemper Financial Services, Inc., 120 South LaSalle Street, Chicago, IL owned of record 13.75% of the Intermediate Municipal Fund; Ronald Rach and Marilyn Rach, 5737 S. Mason, Chicago, IL owned of record 13.10% of the Intermediate Municipal Fund; William
C. Grabitz, 700 South Paulina, Chicago, IL owned of record 7.79% of the Intermediate Municipal Fund and Irmgard V. Alba, 1825 Shoreline Drive, Alameda, CA owned of record 5.29% of the Intermediate Municipal Fund.



WITH RESPECT TO CLASS C SHARES



Sherri L. Elward and Michael W. Elward, 10246 N 700 W, Roann, IN owned of record 9.03% of the Municipal Fund; Bruce C. Attinger, 19444 E. Lakeway Drive, Baton Rouge, LA owned of record 9.03% of the Municipal Fund; Billy R. Hefley, 6301 East Loop, Amarillo, TX owned of record 8.19% of the Municipal Fund; Southwest Securities, 1201 Elm Street, Dallas, TX owned of record 6.52% of the Municipal Fund; Katherine J. Diver, 719 Maiden Choice Lane, Baltimore, MD owned of record 6.06% of the Municipal Fund; National Financial Services, One World Financial Center, 200 Liberty Street, New York, NY owned of record 23.25% of the California Fund; Evan Backs and Donna M. Backs, 2323 E. Austin, Fresno, CA owned of record 18.45% of the California Fund; Waldo Pike, 1608 Los Robles Drive, Bakersfield, CA owned of record 15.43% of the California Fund; Chandka Prasad, 208 Briarcliff, Folsom, CA owned or record 15.36% of the California Fund; Margaret R. Conroy, 1441 Creejsude Drive, Walnut Creek, CA owned of record 10.41% of the California Fund; H. Koba, 2995 School View Drive, Eden, NY owned of record 24.89% of the New York Fund; Cecile Guyader, 539 East 81st Street, New York, NY owned of record 22.03% of the New York Fund; Josephine Benfatti and Florence Benfatti, 2017 Kimball Street, Brooklyn, NY owned of record 20.28% of the New York Fund; Edward F. Hayes and Darlene Hayes, 104 Prokop Road, Broadalbin, NY owned of record 6.06% of the New York Fund; Marion A. Schuma, 387 Winchester Place, Longwood, FL owned of record 57.29% of the Florida Fund; Kemper Financial Services, Inc., 120 South LaSalle Street, Chicago, IL owned of record 42.63% of the Florida Fund; Jay M. Simpson and Valerie Stocklin, 7825 North Dixie, Dayton, OH owned of record 29.97% of the Ohio Fund; Elton W. Geist Trust, 12550 Lake Avenue, Lakewood, OH owned of record 13.53% of the Ohio Fund; Ben R. Brown and Louise B. Brown, 1664 River Road, Maumee, OH owned of record 13.27% of the Ohio Fund; John R. Bender, 645 Georgetown, Elyria, OH owned of record 12.85% of the Ohio Fund; Jeffrey J. Smith and Nanette E. Smith, 7872 Bennington Drive, Cincinnati, OH owned of record 6.56% of the Ohio Fund; Kevin
B. Cochran, 129 W. Second Street, Dover, OH owned of record 5.63% of the Ohio Fund; Billy R. Hefley, 6301 East Loop, Amarillo, TX owned of record 66.97% of the Texas Fund, Karen Anne McCarty, 8125 Raintree Place, Austin, TX owned of record 26.71% of the Texas Fund; Donna P. Cornutt, P.O. Box 900, Pampa, TX owned 5.35% of the Texas Fund; Jerrold M. Jung Trust, 4669 Ravine, Bloomfield Hills, MI owned of record 76.23% of the Michigan Fund; Kemper Financial Services, Inc., 120 South LaSalle Street,

Chicago, IL owned of record 21.71% of the Michigan Fund; Kemper Financial Services, Inc., 120 South LaSalle Street, Chicago, IL owned of record 89.18% of the New Jersey Fund; Michael Galeotafiore and Dina Galeotafiore, 411 Macarthur Drive, Brock, NJ owned of record 10.77% of the New Jersey Fund; National Financial Services, One World Financial Center, 200 Liberty Street, New York, NY owned of record 62.90% of the Pennsylvania Fund; Kemper Financial Services, Inc., 120 South LaSalle Street, Chicago, IL owned of record 29.68% of the Pennsylvania
Fund; Kemper Financial Services, Inc., 120 South LaSalle Street, Chicago, IL owned of record 52.74% of the Intermediate Municipal Fund; Ordolina Gigante, 232 Thayer Street, River Vale, NJ owned of record 11.45% of the Intermediate Municipal Fund; Anthony B. Gigante, 232 Thayer Street, River Vale, NJ owned of record 11.45% of the Intermediate Municipal Fund and Alex Brown & Sons Incorporated, 375 West Padonia Road, Baltimore, MD owned of record 11.54% of the Intermediate Fund.


SHAREHOLDER RIGHTS

Each Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of each Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of the Trust, a Fund or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) a Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust of each Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of independent auditors. Some matters requiring a larger vote under the Declaration of Trust of a Trust, such as termination or reorganization of the Trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust of each Trust specifically authorizes the Board of Trustees to terminate the Trust or any Fund or class by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Trust. The Declaration of Trust of each Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust of each Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by KFS remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

APPENDIX--RATINGS OF INVESTMENTS

The four highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal bonds are Aaa, Aa, A and Baa. Municipal bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to municipal bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated municipal bonds. The Aaa and Aa rated municipal bonds comprise what are generally known as "high grade bonds." Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Municipal bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest coverage and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Municipal bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Municipal bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Municipal bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Municipal bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Municipal bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The four highest ratings of Standard & Poor's Corporation ("S&P") for municipal bonds are AAA, AA, A and BBB. Municipal bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this capacity than for bonds in higher rated categories. Municipal bonds rated BB, B, CCC, CC or C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating CI is reserved for income bonds on which no interest is being paid. Bonds rated D are in default and payment of interest and/or repayment of principal is in arrears.

The four highest ratings of Fitch Investors Service, Inc. ("Fitch") for municipal bonds are AAA, AA, A and BBB. Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue. Bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment. Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time. Bonds rated C are in imminent default in payment of interest or principal. Bonds rated DDD, DD and D are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

The four highest ratings of Duff & Phelps Credit Rating Co. ("Duff") for municipal bonds are AAA, AA, A and BBB. Bonds rated AAA have the highest rating assigned by Duff to a debt obligation. They are of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Bonds rated A have protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress. Bonds rated BBB have below average protection factors but are still considered sufficient for prudent investment. They have considerable volatility in risk during economic cycles. Bonds rated BB are below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category. Bonds rated B are below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade. Bonds rated CCC are well below investment grade securities. Considerable uncertainty exists as to timely payment of principal or interest. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments. Bonds rated D are in default. The issuer failed to meet scheduled principal and/or interest payments.

The "debt securities" included in the discussions of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA, AA or A by S&P or Aaa, Aa or A by Moody's. Corporate debt obligations rated AAA by S&P are "highest grade obligations." Obligations bearing the rating of AA also qualify as "high grade obligations" and "in the majority of instances differ from AAA issues only in small degree." Corporate debt obligations rated A by S&P are regarded as "upper medium grade" and have "considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions." The Moody's corporate debt ratings of Aaa, Aa and A do not differ materially from those set forth above for municipal bonds.

Taxable or tax-exempt commercial paper ratings of A-1 or A-2 by S&P and P-1 or P-2 by Moody's are the highest paper ratings of the respective agencies. The issuer's earnings, quality of long-term debt, management and industry position are among the factors considered in assigning such ratings.

Subsequent to its purchase by a Fund, an issue of Municipal Securities or a temporary investment may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the elimination of such obligation from the Fund's portfolio, but KFS will consider such an event in its determination of whether the Fund should continue to hold such obligation in its portfolio. To the extent that the ratings accorded by S&P, Moody's, Fitch or Duff for municipal bonds or temporary investments may change as a result of changes in such organizations, or changes in their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in municipal bonds or temporary investments in accordance with the investment policies contained herein.

KEMPER MUNICIPAL
BOND FUND

KEMPER INTERMEDIATE
MUNICIPAL BOND FUND

                                                Report of Independent Auditors


THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER NATIONAL TAX-FREE INCOME SERIES


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Kemper Municipal Bond Fund and Kemper Intermediate Municipal Bond Fund, comprising the Kemper National Tax-Free Income Series (the Trust), as of September 30, 1995, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period ended September 30, 1995 for the Kemper Municipal Bond Fund, and for the period November 1, 1994 (initial public offering) to September 30, 1995 for the Kemper Intermediate Municipal Bond Fund, and the financial highlights for the fiscal periods since 1991. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of Kemper National Tax-Free Income Series at September 30, 1995, the results of their operations, the changes in their net assets and the financial highlights for each of the fiscal periods referred to above, in conformity with generally accepted accounting principles.




                                              ERNST & YOUNG LLP


Chicago, Illinois
October 27, 1995

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995
(IN THOUSANDS)

                                                                         INTERMEDIATE
                                                         MUNICIPAL         MUNICIPAL
                                                           FUND              FUND
-------------------------------------------------------------------------------------
 ASSETS
Investments, at value (Cost: $3,259,546 and $14,797)     $,3,422,300         15,508
-------------------------------------------------------------------------------------
Cash                                                           2,584            203
-------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                             6,703            227
-------------------------------------------------------------------------------------
  Investments sold                                           112,637             --
-------------------------------------------------------------------------------------
  Interest                                                    55,450            254
-------------------------------------------------------------------------------------
   TOTAL ASSETS                                            3,599,674         16,192
-------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
Payable for:
  Dividends                                                    1,629             14
-------------------------------------------------------------------------------------
  Fund shares redeemed                                        10,540             --
-------------------------------------------------------------------------------------
  Investments purchased                                       74,583             --
-------------------------------------------------------------------------------------
  Management fee                                               1,256              2
-------------------------------------------------------------------------------------
  Administrative services fee                                    431              3
-------------------------------------------------------------------------------------
  Distribution services fee                                       22              2
-------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses         364              2
-------------------------------------------------------------------------------------
  Other                                                          201             --
-------------------------------------------------------------------------------------
   Total liabilities                                          89,026             23
-------------------------------------------------------------------------------------
NET ASSETS                                               $ 3,510,648         16,169
-------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
Paid-in capital                                          $ 3,363,551         15,348
-------------------------------------------------------------------------------------
Accumulated net realized gain (loss)
on investments                                               (15,657)           110
-------------------------------------------------------------------------------------
Net unrealized appreciation on investments                   162,754            711
-------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING               $3,510,648         16,169
-------------------------------------------------------------------------------------
 THE PRICING OF SHARES
CLASS A SHARES
  Net assets applicable to shares outstanding            $ 3,474,325         12,808
-------------------------------------------------------------------------------------
  Shares outstanding, no par value                           342,298          1,258
-------------------------------------------------------------------------------------
  Net asset value and redemption price per
  share (net assets/shares outstanding)                       $10.15          10.18
-------------------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 4.71%/2.83% of net asset
  value or 4.50%/2.75% of offering price)                     $10.63          10.47
-------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding            $    34,724          2,657
-------------------------------------------------------------------------------------
  Shares outstanding, no par value                             3,429            261
-------------------------------------------------------------------------------------
  Net asset value and redemption price (subject
  to contingent deferred sales charge) per
  share (net assets/shares outstanding)                       $10.13          10.18
-------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding            $     1,599            704
-------------------------------------------------------------------------------------
  Shares outstanding, no par value                             157.4           69.1
-------------------------------------------------------------------------------------
  Net asset value and redemption price per
  share (net assets/shares outstanding)                       $10.16          10.19
-------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

                                                            Financial Statements

STATEMENT OF OPERATIONS
Year ended September 30, 1995
(IN THOUSANDS)

                                                                                   INTERMEDIATE
                                                                       MUNICIPAL     MUNICIPAL
                                                                         FUND         FUND(A)
-----------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME
Interest income                                                       $222,621         589
-----------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                        14,685          58
-----------------------------------------------------------------------------------------------
  Administration services fee                                            4,852          20
-----------------------------------------------------------------------------------------------
  Distribution services fee                                                189          19
-----------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                 3,065          16
-----------------------------------------------------------------------------------------------
  Professional fees                                                         93          15
-----------------------------------------------------------------------------------------------
  Reports to shareholders                                                  286         --
-----------------------------------------------------------------------------------------------
  Registration fees                                                         47           1
-----------------------------------------------------------------------------------------------
  Trustees' fees and other                                                 276           4
-----------------------------------------------------------------------------------------------
   Total expenses before expense waiver                                 23,493         133
-----------------------------------------------------------------------------------------------
Less expenses waived and absorbed by investment manager                    --           53
-----------------------------------------------------------------------------------------------
   Total expenses after expense waiver                                  23,493          80
-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                  199,128         509
-----------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sales of investments
  (including options purchased)                                         (1,869)        110
-----------------------------------------------------------------------------------------------
  Net realized loss from futures transactions                           (3,984)        --
-----------------------------------------------------------------------------------------------
   Net realized gain (loss)                                             (5,853)        110
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation on investments                 178,553         711
-----------------------------------------------------------------------------------------------
Net gain on investments                                                172,700         821
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $371,828       1,330
-----------------------------------------------------------------------------------------------

(a) For the period from November 1, 1994 (initial public offering) to September30, 1995.

See accompanying Notes to Financial Statements.

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                              INTERMEDIATE
                                                                             MUNICIPAL FUND
                                                                               NOVEMBER 1,
                                            MUNICIPAL FUND                       1994 TO
                                        YEAR ENDED SEPTEMBER 30,              SEPTEMBER 30,
                                       1995                 1994                  1995
-----------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
  Net investment income             $  199,128              215,376                  509
-----------------------------------------------------------------------------------------------
  Net realized gain (loss)              (5,853)              28,967                  110
-----------------------------------------------------------------------------------------------
  Change in net unrealized
  appreciation                         178,553             (396,629)                 711
-----------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                        371,828             (152,286)               1,330
-----------------------------------------------------------------------------------------------
Net equalization credits                   --                 1,505                  --
-----------------------------------------------------------------------------------------------
  Distribution from net
  investment income                   (199,128)            (218,505)                (509)
-----------------------------------------------------------------------------------------------
  Distribution from net
  realized gain on investments         (12,759)            (121,549)                 --
-----------------------------------------------------------------------------------------------
Total dividends to shareholders       (211,887)            (340,054)                (509)
-----------------------------------------------------------------------------------------------
Net increase (decrease) from
capital share transactions            (366,290)             135,206               15,248
-----------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE)
IN NET ASSETS                         (206,349)            (355,629)              16,069
-----------------------------------------------------------------------------------------------
 NET ASSETS
Beginning of period                  3,716,997            4,072,626                  100
-----------------------------------------------------------------------------------------------
END OF PERIOD                       $3,510,648            3,716,997               16,169
-----------------------------------------------------------------------------------------------
UNDISTRIBUTED NET
INVESTMENT INCOME                          --                29,011                  --
-----------------------------------------------------------------------------------------------

                                                   Notes to Financial Statements
1  DESCRIPTION OF THE FUNDS

The Kemper National Tax-Free Income Series (the Trust) is an open-end, management investment company comprised of Kemper Municipal Bond Fund (Municipal Fund) and Kemper Intermediate Muncipal Bond Fund (Intermediate Municipal Fund). The Intermediate Municipal Fund began offering shares on November 1, 1994. The Trust is organized as a business trust under the laws of Massachusetts.

The Funds currently offer three classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial or a contingent deferred sales charge but are subject to higher ongoing expenses than Class A shares and do not convert into another class. The Funds may offer Class I shares (none sold at September 30, 1995) to a limited group of investors which are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Each share of a Fund represents an identical interest in the investments of the Fund and has the same rights.


2 SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION. Investments are stated at value. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Exchange traded options are valued at the last sale price unless there is no sale price, in which event prices provided by market makers are used. Over-the-counter traded options are valued based upon prices provided by market makers. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and premiums and original issue discount on securities are amortized. Realized gains and losses from investment transactions are reported on an identified cost basis.

EXPENSES. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A Shares). Proceeds payable on redemption of Class B Shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the per share is determined separately for each class by dividing the Fund's net

Notes to Financial Statements


assets attributable to that class by the number of shares of the class outstanding.

FEDERAL INCOME TAXES AND DIVIDENDS TO SHAREHOLDERS. Each Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

Differences in dividends per share are due to different class expenses. Each Fund declares and records a daily dividend equal to its net investment income for that day, to holders of shares for which payment has been received. Income dividends are then distributed monthly.

Distributions are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.


3  TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT. The Trust has a management agreement with Kemper Financial Services, Inc. (KFS). The Municipal Fund pays a fee at an annual rate of .45% of the first $250 million of average daily net assets declining gradually to .32% of average daily net assets in excess of $12.5 billion. The Municipal Fund paid a management fee of $14,685,000 for the year ended September 30, 1995.

The Intermediate Municipal Fund pays a management fee at an annual rate of .55% of the first $250 million of average daily net assets declining gradually to
 .40% of average daily net assets in excess of $12.5 billion. The management fee for the Intermediate Municipal Fund was waived and absorbed by KFS until April 30, 1995. Thereafter the management fee is being reinstated gradually. For the period ended September 30, 1995, the Intermediate Municipal Fund paid a management fee of $5,000 after the waiver.

UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Trust has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI). As principal underwriter for the Trust, KDI retained commissions of $290,000 for the period ended September 30, 1995 for sales of Class A shares after allowing $2,021,000 as commissions to firms of which $409,000 was paid to firms affiliated with KDI. For distribution services, the Trust pays KDI a fee of
 .75% of average daily net assets of the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms that provide distribution services to investors. KDI compensates these firms at various rates for sales of Class B and Class C shares. During the period ended September 30, 1995, the Trust incurred a distribution services fee for Class B and Class C shares of $208,000, and KDI paid $660,000 for commissions and distribution fees to firms, including $180,000 to firms affiliated with KDI. In addition, KDI received $65,000 of contingent deferred sales charges.


ADMINISTRATIVE SERVICES AGREEMENT. The Trust has an administrative services agreement with KDI. For providing information and administrative services to shareholders, the Trust pays KDI a fee at an annual rate of up to
 .25% of average daily net assets. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Trust accounts the firms service. For the

                                                Notes to Financial Statements


period ended September 30, 1995, the Trust incurred an administrative services fee of $4,872,000 and KDI paid $4,881,000 to firms, including $942,000 that was paid to firms affiliated with KDI.

SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Trust's custodian and transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Trust. For the period ended September 30, 1995, the custodian remitted shareholder services fees of $1,910,000 to KSvC.

OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of KFS. During the period ended September 30, 1995, the Trust made no direct payments to its officers and incurred trustees' fees of $47,000 to independent trustees.

4  INVESTMENT TRANSACTIONS

For the period ended September 30, 1995, investment transactions (excluding short-term instruments) are as follows (in thousands):

                                                                                                   INTERMEDIATE
                                                                              MUNICIPAL FUND      MUNICIPAL FUND
                                       Purchases                               $2,956,244              21,224
                                       Proceeds from sales                      3,380,112               6,537


5  CAPITAL SHARE TRANSACTIONS

The following tables summarize the activity in capital shares of the Funds (in thousands):

MUNICIPAL FUND

                                                                        YEAR ENDED SEPTEMBER 30,
                                                                 1995                              1994
                                                        -----------------------          -----------------------
                                                         SHARES         AMOUNT            SHARES         AMOUNT
                                        SHARES SOLD
                                       -------------------------------------------------------------------------
                                        Class A          22,333        $219,677           50,713        $517,534
                                       -------------------------------------------------------------------------
                                        Class B           3,144          30,627            1,748          17,481
                                       -------------------------------------------------------------------------
                                        Class C             122           1,214               87             861
                                       -------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                       -------------------------------------------------------------------------
                                        Class A          13,788         134,811           22,146         229,840
                                       -------------------------------------------------------------------------
                                        Class B              89             878               16             155
                                       -------------------------------------------------------------------------
                                        Class C               4              39                1               4
                                       -------------------------------------------------------------------------

                                        SHARES REDEEMED
                                       -------------------------------------------------------------------------
                                        Class A         (76,431)       (744,574)         (62,190)       (624,503)
                                       -------------------------------------------------------------------------
                                        Class B            (861)         (8,415)            (628)         (6,166)
                                       -------------------------------------------------------------------------
                                        Class C             (56)           (547)             --              --
                                       -------------------------------------------------------------------------

                                        CONVERSION OF SHARES
                                       -------------------------------------------------------------------------
                                        Class A              68             666               11             109
                                       -------------------------------------------------------------------------
                                        Class B             (68)           (666)             (11)           (109)
                                       -------------------------------------------------------------------------
                                       NET INCREASE
                                       (DECREASE) FROM
                                       CAPITAL SHARE TRANSACTIONS     $(366,290)                        $135,206
                                       -------------------------------------------------------------------------

Notes to Financial Statements

                                       INTERMEDIATE MUNICIPAL FUND

                                                                                             NOVEMBER 1, 1994 TO
                                                                                             SEPTEMBER 30, 1995
                                                                                         --------------------------
                                                                                          SHARES          AMOUNT
                                        SHARES SOLD
                                       ----------------------------------------------------------------------------
                                        Class A                                            1,703        $ 16,599
                                       ----------------------------------------------------------------------------
                                        Class B                                              313           3,046
                                       ----------------------------------------------------------------------------
                                        Class C                                               66             673
                                       ----------------------------------------------------------------------------

                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                       ----------------------------------------------------------------------------
                                        Class A                                               32             320
                                       ----------------------------------------------------------------------------
                                        Class B                                                5              51
                                       ----------------------------------------------------------------------------
                                        Class C                                                2              16
                                       ----------------------------------------------------------------------------

                                        SHARES REDEEMED
                                       ----------------------------------------------------------------------------
                                        Class A                                             (481)         (4,817)
                                       ----------------------------------------------------------------------------
                                        Class B                                              (61)           (610)
                                       ----------------------------------------------------------------------------
                                        Class C                                               (3)            (30)
                                       ----------------------------------------------------------------------------

                                       NET INCREASE
                                       FROM CAPITAL
                                       SHARE TRANSACTIONS                                               $ 15,248
                                       ----------------------------------------------------------------------------

                                                           Financial Highlights

                                                                              CLASS A
                                                   --------------------------------------------------------------
                                                                      YEAR ENDED SEPTEMBER 30,
 Municipal Fund                                     1995          1994           1993          1992          1991
 PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year                 $9.69          10.95         10.29          10.05         9.40
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .55            .55           .61            .65          .69
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)            .50           (.92)          .82            .35          .62
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                    1.05           (.37)         1.43           1.00         1.31
-----------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income            .55            .56           .62            .63          .66
-----------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                .04            .33           .15            .13           --
-----------------------------------------------------------------------------------------------------------------
Total dividends                                      .59            .89           .77            .76          .66
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of year                      $10.15           9.69         10.95          10.29        10.05
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       11.15%         (3.67)        14.50          10.36        14.36
-----------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS
Expenses                                             .66%           .60           .47            .48          .48
-----------------------------------------------------------------------------------------------------------------
Net investment income                               5.63           5.42          5.78           6.44         6.97
-----------------------------------------------------------------------------------------------------------------


                                                      CLASS B                                CLASS C
                                        ----------------------------------      -----------------------------------
                                          YEAR ENDED       MAY 31, 1994 TO        YEAR ENDED      MAY 31, 1994 TO
                                         SEPTEMBER 30,      SEPTEMBER 30,        SEPTEMBER 30,      SEPTEMBER 30,
                                             1995                1994                1995               1994

  PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period         $9.67               9.95                 9.69              9.95
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        .46                .14                  .47               .16
-------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)      .50               (.26)                 .51              (.26)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations               .96               (.12)                 .98              (.10)
-------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income      .46                .16                  .47               .16
-------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain          .04                 --                  .04                --
-------------------------------------------------------------------------------------------------------------------
Total dividends                                .50                .16                  .51               .16
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $10.13               9.67                10.16              9.69
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                 10.17%             (1.24)               10.32             (1.03)

-------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
Expenses                                      1.55%              1.56                 1.51              1.53
-------------------------------------------------------------------------------------------------------------------
Net investment income                         4.74               4.55                 4.78              4.56
-------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA FOR ALL CLASSES

                                                                      YEAR ENDED SEPTEMBER 30,
                                                    1995          1994           1993          1992          1991
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)      $3,510,648     3,716,997      4,072,626     3,154,972     2,465,928
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              86%            50             52            32            29
-----------------------------------------------------------------------------------------------------------------

                                      35

Financial Highlights

                                                    CLASS A                  CLASS B                 CLASS C
                                            ----------------------------------------------------------------------------
                                                        NOVEMBER 1, 1994 (INITIAL PUBLIC OFFERING)
 Intermediate Municipal Fund                                      TO SEPTEMBER 30, 1995
------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                $  9.50                   9.50                     9.50
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 .45                    .36                      .38
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                      .68                    .68                      .69
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       1.13                   1.04                     1.07
------------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income            .45                    .36                      .38
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $110.18                  10.18                    10.19
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          12.08%                 11.13                    11.43
------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (A)
------------------------------------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                           .55%                  1.42                     1.28
------------------------------------------------------------------------------------------------------------------------
Net investment income                                  5.00                   4.13                     4.27
------------------------------------------------------------------------------------------------------------------------

 OTHER RATIOS TO AVERAGE NET ASSETS (A)
------------------------------------------------------------------------------------------------------------------------
Expenses                                               1.05%                  1.92                     1.78
------------------------------------------------------------------------------------------------------------------------
Net investment income                                  4.50                   3.63                     3.77
------------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA FOR ALL CLASSES
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)                                                          $16,169
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                                  60%
------------------------------------------------------------------------------------------------------------------------

NOTES: (A) KFS agreed to waive the management fee of the Intermediate Municipal Fund from its inception, November 1, 1994, through April 30, 1995. Thereafter, the management fee is being gradually reinstated. "Other ratios to average net assets" are computed without the undertaking to waive the management fee.

Ratios have been determined on an annualized basis. Total return is not annualized and does not reflect the effect of any sales charges.

Federal Tax Status of 1995 Dividends

All of the dividends paid from net investment income by the Funds constitute tax-exempt interest that is not taxable for federal income tax purposes; however, a portion of the dividends paid may be includable in the alternative minimum tax calculation. A short-term capital gain dividend is taxable as ordinary income, and a long-term capital gain dividend is taxable as a long-term capital gain regardless of how long you have owned your shares.

                     KEMPER NATIONAL TAX-FREE INCOME SERIES

                                    PART C.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
     (a) Financial Statements
         (i) Financial statements included in Part A of the Registration
             Statement:
               Financial Highlights.
        (ii) Financial statements included in Part B of the Registration
             Statement:
             Kemper Municipal Bond Fund.

               Statement of assets and liabilities--September 30, 1995.


               Statement of operations for the year ended September 30, 1995.


               Statement of changes in net assets for each of the two years in the period ended September 30, 1995.


               Portfolio of investments--September 30, 1995.

               Notes to financial statements.
             Kemper Intermediate Municipal Bond Fund.

               Statement of assets and liabilities--September 30, 1995.


               Statement of operations for the period November 1, 1994 to September 30, 1995.


               Statement of changes in net assets for the period November 1, 1994 to September 30, 1995.


               Portfolio of investments--September 30, 1995.


               Notes to financial statements.


        Schedules II, III, IV and V are omitted as the required information is not present.

        Schedule I has been omitted as the required information is presented in the portfolio of investments.

     (b) Exhibits


        99.B1(a)                  Amended and Restated Agreement and Declaration of Trust.*
        99.B1(b)                  Written Instrument Amending the Agreement and Declaration of
                                  Trust.*
        99.B2.                    By-Laws.
        99.B3.                    Inapplicable.
        99.B4(a)                  Text of Share Certificate.*
        99.B4(b)                  Written Instrument Establishing and Designating Separate
                                  Classes of Shares.*
        99.B4(c)                  Written Instrument Establishing and Designating Kemper
                                  Intermediate Municipal Bond Fund.*
        99.B4(d)                  Written Instrument Changing the Name of a Series.*
        99.B5(a)                  Investment Management Agreement (Kemper Municipal Bond Fund).*
        99.B5(b)                  Investment Management Agreement (Kemper Intermediate Municipal
                                  Bond Fund).*
        99.B6(a)                  Underwriting and Distribution Services Agreement.*
        99.B6(b)                  Assignment and Assumption Agreement*
        99.B6(c)                  Form of Selling Group Agreement.*
        99.B7.                    Inapplicable.
        99.B8.                    Custody Agreement.
        99.B9(a)                  Agency Agreement.*
        99.B9(b)                  Supplement to Agency Agreement.*
        99.B9(c)                  Administrative Services Agreement.*
        99.B9(d)                  Amendment to Administrative Services Agreement.*
        99.B9(e)                  Assignment and Assumption Agreement*
        99.B10.                   Legal Opinion and Consent.
        99.B11.                   Report and Consent of Independent Auditors.
        99.B12.                   Inapplicable.

        99.B13.                   Inapplicable.
        99.B14.                   Inapplicable.
        99.B15.                   See 6(a) above (Class B and Class C shares).
        99.B16.                   Performance Calculations.*
        99.B18.                   Multi-Distribution System Plan.
        99.B24.                   Powers of Attorney.
            27.All Municipal      Financial Data Schedule
            27.A Municipal        Financial Data Schedule
            27.B Municipal        Financial Data Schedule
            27.C Municipal        Financial Data Schedule
            27.All Inter.Muni.    Financial Data Schedule
            27.A Inter.Muni.      Financial Data Schedule
            27.B Inter.Muni.      Financial Data Schedule
            27.C Inter.Muni.      Financial Data Schedule
        99.485(b) Letter          Representation of Counsel (Rule 485(b)).


---------------
       * Incorporated herein by reference to the Amendment to Registrant's Registration Statement on Form N-1A identified below:


                                                   POST-EFFECTIVE
                     EXHIBIT NO.                    AMENDMENT NO.            DATE OF FILING
         -----------------------------------   -----------------------   -----------------------
         16                                              26                      1/20/89
         1, 4, 5, 6, 9 and 16                            39                      3/14/95


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Inapplicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


     As of October 13, 1995, there were 86,252 Class A, 1,059 Class B and 92 Class C holders of record of Kemper Municipal Bond Fund and 218 Class A, 57 Class B and 15 Class C holders of record of Kemper Intermediate Municipal Bond Fund.


ITEM 27. INDEMNIFICATION

     Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.(A) BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Investment Manager and Underwriter," and to the section of the Statement of Additional Information captioned "Investment Manager and Underwriter."

     Kemper Financial Services, Inc., investment adviser of the Registrant, is investment adviser of the following:

Kemper Mutual Funds:
Kemper Technology Fund
Kemper Total Return Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Income and Capital Preservation Fund
Kemper Money Market Fund
Kemper National Tax-Free Income Series
Kemper Diversified Income Fund
Kemper High Yield Fund
Cash Equivalent Fund
Kemper U.S. Government Securities Fund
Kemper International Fund
Kemper Portfolios
Kemper State Tax-Free Income Series
Tax-Exempt California Money Market Fund
Kemper Adjustable Rate U.S. Government Fund
Kemper Blue Chip Fund
Kemper Global Income Fund
Kemper Target Equity Fund
Cash Account Trust
Investors Cash Trust
Tax-Exempt New York Money Market Fund

Kemper Value Plus Growth Fund


Kemper Closed-End Funds:
Kemper High Income Trust
Kemper Intermediate Government Trust
Kemper Municipal Income Trust
Kemper Multi-Market Income Trust
Kemper Strategic Municipal Income Trust
The Growth Fund of Spain, Inc.
Kemper Strategic Income Fund

     Kemper Financial Services, Inc. also furnishes investment advice to and manages investment portfolios for other clients including Kemper Investors Fund, Sterling Funds and Kemper International Bond Fund.

Item 28(b)(i) Business and Other Connections of Officers and Directors of Kemper Financial Services Inc., the Investment Advisor


MATHIS, DAVID B.
  Director, Kemper Financial Services, Inc.
  Director, Federal Kemper Life Assurance Company
  Director, Fidelity Life Association
  Director, Chairman and Chief Executive Officer, Kemper Corporation Director, Kemper Financial Companies, Inc.
  Director, Kemper Investors Life Insurance Company
  Director, IMC Global, Inc.
  Trustee, Kemper Funds
  Chairman of the Board, Lumbermen's Mutual Casualty Company

TIMBERS, STEPHEN B.
  Director, Chairman, Chief Executive Officer and Chief Investment Officer, Kemper Financial Services, Inc.
  Director, Vice President, Kemper Asset Holdings, Inc.
  Director, Kemper Distributors, Inc.
  Director, Chairman, Kemper Asset Management Company
  Director, Chairman, Kemper Service Company
  Director, Federal Kemper Life Assurance Company
  Director, Dreman Value Advisors, Inc.
  Director, Vice President, FKLA Loire Court, Inc.
  Vice President, FKLA Realty Corporation
  Director, President, Galaxy Offshore, Inc.
  Director, Vice President, FLA First Nationwide, Inc.
  Director, Vice President, FLA Plate Building, Inc.
  Vice President, FLA Realty Corp.
  Director, President and Chief Operating Officer, Kemper
  Corporation
  Director, Chairman, President and Chief Executive Officer, Kemper Financial Companies, Inc.
  Director, President, Kemper International Management, Inc.
  Director, Kemper Investors Life Insurance Company
  Trustee and President, Kemper Funds
  Vice President, Kemper Portfolio Corp.
  Director, Vice President, Kemper Real Estate, Inc.

  Director, Vice President, Kemper/Cymrot Management, Inc.
  Director, Vice President, Kemper/Cymrot, Inc.
  Vice President, KFC Portfolio Corp.
  Director, Vice President, KI Arnold Industrial, Inc.
  Director, Vice President, KI Canyon Park, Inc.
  Director, Vice President, KI Centreville, Inc.
  Director, Vice President, KI Colorado Boulevard, Inc.
  Director, Vice President, KI Dublin Boulevard, Inc.
  Director, Vice President, KI LaFiesta Square, Inc.
  Director, Vice President, KI Lewinsville, Inc.
  Director, Vice President, KI Monterey Research, Inc.
  Director, Vice President, KI Olive Street, Inc.
  Director, Vice President, KI Sutter Street, Inc.
  Director, Vice President, KI Thornton Boulevard, Inc.
  Vice President, KILICO Realty Corporation
  Director, Vice President, KR 77 Fitness Center, Inc.
  Director, Vice President, KR Avondale Redmond, Inc.
  Director, Vice President, KR Black Mountain, Inc.
  Director, Vice President, KR Brannan Resources, Inc.
  Director, Vice President, KR Clay Capital, Inc.
  Director, Vice President, KR Cranbury, Inc.
  Director, Vice President, KR Delta Wetlands, Inc.
  Director, Vice President, KR Gainesville, Inc.
  Director, Vice President, KR Hotels, Inc.
  Director, Vice President, KR Lafayette Apartments, Inc.
  Director, Vice President, KR Lafayette BART, Inc.
  Director, Vice President, KR Palm Plaza, Inc.
  Director, Vice President, KR Red Hill Associates, Inc.
  Director, Vice President, KR Seagate/Gateway North, Inc.
  Director, Vice President, KR Venture Way, Inc.
  Director, Vice President, KR Walnut Creek, Inc.
  Director, The LTV Corporation
  Director, Investment Analysts Society of Chicago

NEAL, JOHN E.
  Director, President and Chief Operating Officer, Kemper Financial Services, Inc.,
  Senior Vice President, Kemper Corporation
  Director, President, Kemper Service Company
  Director, Kemper Distributors, Inc.
  Director, Kemper Asset Management Company
  Director, Dreman Value Advisors, Inc.
  Director, Ardenwood Financial Corporation
  Director, Avondale Redmond, Inc.
  Director, Black Mountain, Inc.
  Director, Brannan Resources, Inc.
  Director, Butterfield Financial Corporation
  Director, Camelot Financial Corporation
  Director, Clay Capital, Inc.
  Director, Coast Broadcasting Company

  Director, Crow Canyon, Inc.
  Director, Hawaii Kai Development Company
  Director, Kacor Gateway, Inc.
  Director, Kailua Associates, Inc.
  Director, Kacor Trust Deed Company
  Director, Community Investment Corporation
  Director, Continental Community Development Corporation
  Director, President, Kemper Real Estate, Inc.
  Director, President, Kemper Cymrot, Inc.
  Director, President, Cymrot Management, Inc.
  Director, President, FKLA Loire Court, Inc.
  Director, Vice President, FKLA Realty Corporation
  Director, President, FLA First Nationwide, Inc.
  Director, President, FLA Plate Building, Inc.
  Director, Vice President, FLA Realty Corporation
  Director, Kemper/Lumbermens Properties, Inc.
  Director, Senior Vice President, Kemper Real Estate Management Company Director, KRDC, Inc.
  Director, Lafayette Apartments, Inc.
  Director, Lafayette Hills, Inc.
  Director, Margarita Village Retirement Community, Inc.
  Director, Mesa Homes
  Director, Mesa Homes Brokerage Company
  Director, Mount Doloroes Corporation
  Director, Montgomery Gallery, Inc.
  Director, Monterey Research Park, Inc.
  Director, One Corporate Centre, Inc.
  Director, Pacific Homes, Inc.
  Director, Palomar Triad, Inc.
  Director, Pine/Battery Properties, Inc.
  Director, Rancho and Industrial Property Brokerage, Inc.
  Director, Rancho California, Inc.
  Director, Rancho Regional Shopping Center, Inc.
  Director, Red Hill Associates, Inc.
  Director, Seagate Associates, Inc.
  Director, Seattle Gateway, Inc.
  Director, Sutter Street, Inc.
  Director, Technology Way, Inc.
  Director, Time DC, Inc.
  Director, Tourelle Corporation
  Director, Two Corporate Centre, Inc.
  Director, Venture Way, Inc.
  Director, Vice President, Kemper Portfolio Corporation
  Director, Vice President, KFC Portfolio Corporation
  Director, Vice President, KILICO Realty Corporation
  Director, President, KI Arnold Industrial, Inc.
  Director, President, KI Canyon Park, Inc.
  Director, President, KI Centreville, Inc.
  Director, President, KI Colorado Boulevard, Inc.
  Director, President, KI Dublin Boulevard, Inc.
  Director, President, KI LaFiesta Square, Inc.

  Director, President, KI Lewinsville, Inc.
  Director, President, KI Monterey Research, Inc.
  Director, President, KI Olive Street, Inc.
  Director, President, KI Thornton Boulevard, Inc.
  Director, President, KI Sutter Street, Inc.
  Director, President, KR 77 Fitness Center, Inc.
  Director, President, KR Avondale Redmond, Inc.
  Director, President, KR Black Mountain, Inc.
  Director, President, KR Brannan Resources, Inc.
  Director, President, KR Clay Capital, Inc.
  Director, President, KR Cranbury, Inc.
  Director, President, KR Delta Wetlands, Inc.
  Director, President, KR Gainesville, Inc.
  Director, President, KR Hotels, Inc.
  Director, President, KR Lafayette Apartments, Inc.
  Director, President, KR Lafayette BART, Inc.
  Director, President, KR Palm Plaza, Inc.
  Director, President, KR Red Hill Associates, Inc.
  Director, President, KR Seagate/Gateway North, Inc.
  Director, President, KR Venture Way, Inc.
  Director, President, KR Walnut Creek, Inc.
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.
  Director, KRDC, Inc.
  Director, RespiteCare
  Director, President, SMS Realty Corp.
  Director, Urban Shopping Centers, Inc.
  Vice President, Kemper-Dreman Fund, Inc.
  Vice President, Kemper Value Plus Growth Fund
  Vice President, Kemper Quantitative Equity Fund
  Vice President, Kemper Horizon Fund

PETERS, JOHN E.
  Director, Senior Executive Vice President, Kemper Financial
  Services, Inc.
  Director, Dreman Value Advisors, Inc.
  Director, President, Kemper Distributors, Inc.
  Vice President, Kemper Asset Management Company
  Vice President, Kemper Funds
  Director, Kemper Service Company

FITZPATRICK, JOHN H.
  Director, Chief Financial Officer, Kemper Financial Services, Inc. Director, Ardenwood Financial Corporation
  Director, Camelot Financial Corporation
  Director, Crow Canyon, Inc.
  Director, Hawaii Kai Development Company
  Director, Kacor Gateway, Inc.
  Director, Kacor Trust Deed Company
  Director, Senior Vice President and Chief Financial Officer,

  Federal Kemper Life Assurance Company
  Senior Vice President, Chief Financial Officer, Fidelity Life
  Association
  Director, Vice President, FKLA Loire Court, Inc.
  Director, Vice President, FLA First Nationwide, Inc.
  Director, Vice President, FLA Plate Building, Inc.
  Director, Executive Vice President and Chief Financial Officer, Kemper Corporation
  Director, Executive Vice President and Chief Financial
  Officer, Kemper Financial Companies, Inc.
  Senior Vice President, Kemper Investors Life Insurance Company Director, Vice President, Kemper/Cymrot Management, Inc. Director, Vice President, Kemper/Cymrot, Inc.
  Director, Vice President, Kemper/Lumbermens Properties, Inc. Director, Senior Vice President, Kemper Real Estate Management Company
  Director, KRDC, Inc.
  Director, Margarita Village Retirement Community, Inc.
  Director, Mesa Homes
  Director, Mesa Homes Brokerage Company
  Director, Montgomery Gallery, Inc.
  Director, One Corporate Centre, Inc.
  Director, Pacific Homes, Inc.
  Director, Palomar Triad, Inc.
  Director, Pine/Battery Properties, Inc.
  Director, Rancho and Industrial Property Brokerage, Inc. Director, Rancho California, Inc.
  Director, Rancho Regional Shopping Center, Inc.
  Director, Seattle Gateway, Inc.
  Director, SMS Realty Corporation
  Director, Sutter Street, Inc.
  Director, Time DC, Inc.
  Director, Two Corporate Centre, Inc.
  Director, Vice President, KFC Portfolio Corp.
  Director, Vice President, KI Arnold Industrial, Inc.
  Director, Vice President, KI Canyon Park, Inc.
  Director, Vice President, KI Centreville, Inc.
  Director, Vice President, KI Colorado Boulevard, Inc.
  Director, Vice President, KI Dublin Boulevard, Inc.
  Director, Vice President, KI LaFiesta Square, Inc.
  Director, Vice President, KI Lewinsville, Inc.
  Director, Vice President, KI Monterey Research, Inc.
  Director, Vice President, KI Olive Street, Inc.
  Director, Vice President, KI Sutter Street, Inc.
  Director, Vice President, KI Thornton Boulevard, Inc.
  Director, Vice President, KILICO Realty Corporation
  Director, Vice President, KR 77 Fitness Center, Inc.
  Director, Vice President, KR Avondale Redmond, Inc.
  Director, Vice President, KR Black Mountain, Inc.
  Director, Vice President, KR Brannan Resources, Inc.
  Director, Vice President, KR Clay Capital, Inc.
  Director, Vice President, KR Cranbury, Inc.
  Director, Vice President, KR Delta Wetlands, Inc.
  Director, Vice President, KR Gainesville, Inc.

  Director, Vice President, KR Hotels, Inc.
  Director, Vice President, KR Lafayette Apartments, Inc.
  Director, Vice President, KR Lafayette BART, Inc.
  Director, Vice President, KR Palm Plaza, Inc.
  Director, Vice President, KR Red Hill Associates, Inc.
  Director, Vice President, KR Seagate/Gateway North, Inc.
  Director, Vice President, KR Venture Way, Inc.
  Director, Vice President, KR Walnut Creek, Inc.


BEIMFORD, JR., JOSEPH P.
  Executive Vice President, Kemper Financial Services, Inc. Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund
  Vice President, Galaxy Offshore, Inc.
  Vice President, Investors Cash Trust
  Vice President, Kemper Adjustable Rate U.S. Government Fund Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Global Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Income and Capital Preservation Fund Vice President, Kemper Intermediate Government Trust
  Vice President, Kemper International Bond Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Money Market Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Municipal Income Trust
  Vice President, Kemper National Tax-Free Income Series
  Vice President, Kemper Portfolios
  Vice President, Kemper State Tax-Free Income Series
  Vice President, Kemper Strategic Income Fund
  Vice President, Kemper Strategic Municipal Income Trust Vice President, Kemper U.S. Government Securities Fund
  Vice President, Sterling Funds
  Vice President, Tax-Exempt California Money Market Fund Vice President, Tax-Exempt New York Money Market Fund

CHAPMAN II, WILLIAM E.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Distributors, Inc.

COXON, JAMES H.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Vice President, Galaxy Offshore, Inc.
  Executive Vice President, Kemper Asset Management Company

FERRO, DENNIS H.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper International Fund
  Director, Managing Director-Equities, Kemper Investment Management Company Limited
  Vice President, Kemper Investors Fund
  Vice President, Kemper Target Equity Fund

  Vice President, The Growth Fund of Spain, Inc.

GREENAWALT, JAMES L.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Distributors, Inc.

JOHNS, GORDON K.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Global Income Fund
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper International Bond Fund
  Vice President, Kemper International Management, Inc.
  Managing Director and Joint Secretary, Kemper Investment
  Management Company Limited
  Vice President, Kemper Multi-Market Income Trust
  Director, Thames Heritage Parade Limited

LANGBAUM, GARY A.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Total Return Fund
  Vice President, Kemper Investors Fund

REYNOLDS, STEVEN H.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund
  Vice President, Kemper Total Return Fund
  Vice President, Kemper Growth Fund
  Vice President, Kemper Small Capitalization Equity Fund
  Vice President, Kemper International Fund
  Vice President, Kemper Blue Chip Fund
  Vice President, Kemper Value Plus Growth Fund
  Vice President, Kemper Quantitative Equity Fund

SILIGMUELLER, DALE S.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Service Company

BUKOWSKI, DANIEL J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Quantitative Equity Fund
  Vice President, Kemper Value Plus Growth Fund

BUTLER, DAVID H.
  Senior Vice President, Kemper Financial Services, Inc.

CERVONE, DAVID M.
  Senior Vice President, Kemper Financial Services, Inc.

CESSINE, ROBERT S.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Income and Capital Preservation Fund
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Multi-Market Income Trust

CHESTER, TRACY McCORMICK
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Blue Chip Fund
  Vice President, Kemper Target Equity Fund
  Vice President, Kemper Value Plus Growth Fund

CIARLELLI, ROBERT W.
  Senior Vice President, Kemper Financial Services, Inc.
  Executive Vice President, Kemper Service Company

COLLECCHIA, FRANK E.
  Senior Vice President, Kemper Financial Services, Inc. Senior Investment Officer, Federal Kemper Life Assurance Company
  Senior Investment Officer, Fidelity Life Association
  Vice President, FKLA Loire Court, Inc.
  Vice President, FLA First Nationwide, Inc.
  Vice President, FLA Plate Building, Inc.
  Vice President, Galaxy Offshore, Inc.
  Senior Investment Officer, Kemper Investors Life Insurance
  Company
  Vice President, KI Arnold Industrial, Inc.
  Vice President, KI Canyon Park, Inc.
  Vice President, KI Centreville, Inc.
  Vice President, KI Colorado Boulevard, Inc.
  Vice President, KI Dublin Boulevard, Inc.
  Vice President, KI LaFiesta Square, Inc.
  Vice President, KI Lewinsville, Inc.
  Vice President, KI Monterey Research, Inc.
  Vice President, KI Olive Street, Inc.
  Vice President, KI Sutter Street, Inc.
  Vice President, KI Thornton Boulevard, Inc.
  Vice President, KR 77 Fitness Center, Inc.
  Vice President, KR Avondale Redmond, Inc.
  Vice President, KR Black Mountain, Inc.
  Vice President, KR Brannan Resources, Inc.
  Vice President, KR Clay Capital, Inc.
  Vice President, KR Cranbury, Inc.
  Vice President, KR Delta Wetlands, Inc.
  Vice President, KR Gainesville, Inc.
  Vice President, KR Halawa Associates, Inc.
  Vice President, KR Hotels, Inc.
  Vice President, KR Lafayette Apartments, Inc.
  Vice President, KR Lafayette BART, Inc.
  Vice President, KR Palm Plaza, Inc.
  Vice President, KR Red Hill Associates, Inc.
  Vice President, KR Seagate/Gateway North, Inc.
  Vice President, KR Venture Way, Inc.
  Vice President, KR Walnut Creek, Inc.

COLLORA, PHILIP J.
  Senior Vice President and Assistant Secretary, Kemper Financial
  Services, Inc.
  Vice President and Secretary, Kemper Funds
  Assistant Secretary, Kemper International Management, Inc.

DIERENFELDT, DAVID F.
  Senior Vice President, Associate General Counsel,
  Assistant Secretary, Kemper Financial Services, Inc.
  Vice President and Secretary, Kemper Distributors, Inc.
  Secretary, Dreman Value Advisors, Inc.
  Assistant Secretary, Galaxy Offshore, Inc.

  Director, Secretary, INVEST Financial Corporation
  Secretary, INVEST Financial Corporation Holding Company Assistant Secretary, Investors Brokerage Services
  Insurance Agency, Inc.
  Assistant Secretary, Investors Brokerage Services, Inc. Secretary, Kemper Asset Management Company
  Assistant Secretary, Kemper International Management, Inc. Assistant Secretary, Kemper Investment Management Company Limited
  Vice President and Assistant Secretary, Kemper Investors Fund Secretary, Kemper Service Company

DUDASIK, PATRICK H.
  Senior Vice President, Kemper Financial Services, Inc.
  Executive Vice President, Chief Financial Officer and Treasurer, Dreman Value Advisors, Inc.
  Vice President and Treasurer, Kemper Asset Management Company Treasurer and Chief Financial Officer, Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Kemper Service Company Director and Treasurer, Kemper Investment Management Company Limited

DUFFY, JEROME L.
  Senior Vice President, Kemper Financial Services, Inc.
  Treasurer, Kemper Funds

GALLAGHER, MICHAEL L.
  Senior Vice President, Kemper Financial Services, Inc.
  Senior Vice President, Kemper Service Company

GLASSMAN, HARVEY
  Senior Vice President, Kemper Financial Services, Inc.

GOERS, RICHARD A.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund

GUENTHER, HAROLD E.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Galaxy Offshore, Inc.

HUSSEY, KAREN A.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Investors Fund
  Vice President, Kemper Small Capitalization Equity Fund

INNES, BRUCE D.
  Senior Vice President, Kemper Financial Services, Inc.
  Co-President, International Association of Corporate and
  Professional Recruiters

KLEIN, GEORGE
  Senior Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Asset Management
  Company

KORTH, FRANK D.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund

McNAMARA, MICHAEL A.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

MIER, CHRISTOPHER J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper National Tax-Free Income Series
  Vice President, Kemper Municipal Income Trust
  Vice President, Kemper State Tax-Free Income Series
  Vice President, Kemper Strategic Municipal Income Trust
  Vice President, Sterling Funds

MURRIHY, MAURA J.
  Senior Vice President, Kemper Financial Services, Inc.

NATHANSON, IRA
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Corporation

RABIEGA, CRAIG F.
  Senior Vice President, Kemper Financial Services, Inc.
  First Vice President, Kemper Service Company

RACHWALSKI, JR. FRANK J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund
  Vice President, Investors Cash Trust
  Vice President, Kemper Investors Fund
  Vice President, Kemper Money Market Fund
  Vice President, Kemper Portfolios

  Vice President, Sterling Funds
  Vice President, Tax-Exempt California Money Market Fund
  Vice President, Tax-Exempt New York Money Market Fund

REGNER, THOMAS M.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Horizon Fund

RESIS, JR., HARRY E.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

SCHUMACHER, ROBERT T.
  Senior Vice President, Kemper Financial Services, Inc.

SLOAN, PAUL F.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Investors Fund
  Vice President, Kemper Intermediate Government Trust
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Portfolios
  Vice President, Kemper U.S. Government Securities Fund
  Vice President, Kemper Adjustable Rate U.S. Government Fund

SMITH, JR., EDWARD BYRON
  Senior Vice President, Kemper Financial Services, Inc.

VINCENT, CHRISTOPHER T.
  Senior Vice President, Kemper Financial Services, Inc.
  First Vice President, Kemper Asset Management Company

BAZAN, KENNETH M.
  First Vice President, Kemper Financial Services, Inc.
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.

BOEHM, JONATHAN J.
  First Vice President, Kemper Financial Services, Inc.
  Senior Vice President, Kemper Service Company

BURROW, DALE R.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Strategic Municipal Income Trust

BYRNES, ELIZABETH A.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Adjustable Rate U.S. Government Fund
  Vice President, Kemper Intermediate Government Trust

CHIEN, CHRISTINE
  First Vice President, Kemper Financial Services, Inc.

DeMAIO, CHRIS C.
  First Vice President, Kemper Financial Services, Inc.
  Vice President and Chief Accounting Officer, Kemper Service
  Company

DEXTER, STEPHEN P.
  First Vice President, Kemper Financial Services, Inc.

DOYLE, DANIEL J.
  First Vice President, Kemper Financial Services, Inc.

FENGER, JAMES E.
  First Vice President, Kemper Financial Services, Inc.

HALE, DAVID D.
  First Vice President, Kemper Financial Services, Inc.

HARRINGTON, MICHAEL E.
  First Vice President, Kemper Financial Services, Inc.

HORTON, ROBERT J.
  First Vice President, Kemper Financial Services, Inc.

JACOBS, PETER M.
  First Vice President, Kemper Financial Services, Inc.

KEELEY, MICHELLE M.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Intermediate Government Trust
  Vice President, Kemper Portfolios

KIEL, CAROL L.
  First Vice President, Kemper Financial Services, Inc.

LAUGHLIN, ANN M.
  First Vice President, Kemper Financial Services, Inc.

LENTZ, MAUREEN P.
  First Vice President, Kemper Financial Services, Inc.

McCRINDLE-PETRARCA, SUSAN
  First Vice President, Kemper Financial Services, Inc.

MINER, EDWARD
  First Vice President, Kemper Financial Services, Inc.

MURRAY, SCOTT S.
  First Vice President, Kemper Financial Services, Inc.

  Vice President, Kemper Service Company

PAYNE, III, ROBERT D.
  First Vice President, Kemper Financial Services, Inc.

PANOZZO, ROBERTA L.
  First Vice President, Kemper Financial Services, Inc.

RADIS, STEVE A.
  First Vice President, Kemper Financial Services, Inc.

RATEKIN, DIANE E.
  First Vice President, Assistant General Counsel and Assistant
  Secretary,   Kemper Financial Services, Inc.
  Assistant Secretary, Kemper Distributors, Inc.

SILVIA, JOHN E.
  First Vice President, Kemper Financial Services, Inc.

STUEBE, JOHN W.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund

THOUIN-LEERKAMP, EDITH A.
  First Vice President, Kemper Financial Services, Inc.
  Director-European Equities, Kemper Investment Management Company Limited

TRUTTER, JONATHAN W.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

WETHERALD, ROBERT F.
  First Vice President, Kemper Financial Services, Inc.

WILLSON, STEPHEN R.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Strategic Municipal Income Trust

WITTNEBEL, MARK E.
  First Vice President, Kemper Financial Services, Inc.

BARRY, JOANN M.
  Vice President, Kemper Financial Services, Inc.

BODEM, RICHARD A.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

CARNEY, ANNE T.
  Vice President, Kemper Financial Services, Inc.

CARTER, PAUL J.
  Vice President, Kemper Financial Services, Inc.

CHRISTIANSEN, HERBERT A.
  Vice President, Kemper Financial Services, Inc.
  First Vice President, Kemper Service Company

COHEN, JERRI I.
  Vice President, Kemper Financial Services, Inc.

ESOLA, CHARLES J.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

FRIHART, THORA A.
  Vice President, Kemper Financial Services, Inc.

GERACI, AUGUST L.
  Vice President, Kemper Financial Services, Inc.

GERICKE, KATHLEEN E.
  Vice President, Kemper Financial Services, Inc.

GOLAN, JAMES S.
  Vice President, Kemper Financial Services, Inc.

HESS, THOMAS L.
  Vice President, Kemper Financial Services, Inc.

HUOT, LISA L.
  Vice President, Kemper Financial Services, Inc.

KARWOWSKI, KENNETH F.
  Vice President, Kemper Financial Services, Inc.

KNAPP, WILLIAM M.
  Vice President, Kemper Financial Services, Inc.

KOCH, DEBORAH L.
  Vice President, Kemper Financial Services, Inc.

KOURY, KATHRYN E.
  Vice President, Kemper Financial Services, Inc.

KRANZ, KATHY J.
  Vice President, Kemper Financial Services, Inc.

KRUEGER, PAMELA D.
  Vice President, Kemper Financial Services, Inc.

KYCE, JOYCE
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

LeFEBVRE, THOMAS J.
  Vice President, Kemper Financial Services, Inc.

MANGIPUDI, V. RAO
  Vice President, Kemper Financial Services, Inc.

McGOVERN, KAREN B.
  Vice President, Kemper Financial Services, Inc.

MILLER, MAUREEN A.
  Vice President, Kemper Financial Services, Inc.

MITCHELL, KATHERINE H.
  Vice President, Kemper Financial Services, Inc.

MURPHY, THOMAS M.
  Vice President, Kemper Financial Services, Inc.

NEVILLE, BRIAN P.
  Vice President, Kemper Financial Services, Inc.

PANOZZO, ALBERT R.
  Vice President, Kemper Financial Services, Inc.

PONTECORE, SUSAN E.
  Vice President, Kemper Financial Services, Inc.

QUADRINI, LISA L.
  Vice President, Kemper Financial Services, Inc.

ROKOSZ, PAUL A.
  Vice President, Kemper Financial Services, Inc.

ROSE, KATIE M.
  Vice President, Kemper Financial Services, Inc.

SHULTZ, KAREN D.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

SMITH, ROBERT G.
  Vice President, Kemper Financial Services, Inc.

SOPHER, EDWARD O.
  Vice President, Kemper Financial Services, Inc.

STROMM, LAWRENCE D.
  Vice President, Kemper Financial Services, Inc.

TEPPER, SHARYN A.
  Vice President, Kemper Financial Services, Inc.

VANDEMERKT, RICHARD J.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

WATKINS, JAMES K.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

WERTH, ELIZABETH C.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Distributors, Inc.
  Assistant Secretary, Kemper Mutual Funds
  Assistant Secretary, Kemper International Bond Fund
  Assistant Secretary, Kemper Target Equity Fund
  Assistant Secretary, Sterling Funds
  Assistant Secretary, Kemper-Dreman Fund, Inc.
  Assistant Secretary, Kemper Horizon Fund

WIZER, BARBARA K.
  Vice President, Kemper Financial Services, Inc.

ZURAWSKI, CATHERINE N.
  Vice President, Kemper Financial Services, Inc.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Mutual Funds, Kemper Investors Fund, Sterling Funds, Kemper International Bond Fund and the Kemper-Dreman Funds.

     (b) Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 120 South LaSalle Street, Chicago, Illinois 60603.


                                                                    POSITIONS AND
                            POSITIONS AND OFFICES                    OFFICES WITH
       NAME                   WITH UNDERWRITER                        REGISTRANT
       ----                 ---------------------                   -------------
John E. Peters              Principal Director, President          Vice President
William E. Chapman, II      Director, Executive Vice President           None
James L. Greenawalt         Director, Executive Vice President           None
John E. Neal                Director                                     None
Stephen B. Timbers          Director                               President, Trustee
Patrick H. Dudasik          Financial Principal, Treasurer
                            and Chief Financial Officer                  None
Linda A. Bercher            Senior Vice President                        None
Thomas V. Bruns             Senior Vice President                        None
Terry Cunningham            Senior Vice President                        None
Daniel T. O'Lear            Senior Vice President                        None
John H. Robison, Jr.        Senior Vice President                        None
Henry J. Schulthesz         Senior Vice President                        None
David F. Dierenfeldt        Vice President, Secretary                    None
Carlene D. Merold           Vice President                               None
Elizabeth C. Werth          Vice President                        Assistant Secretary
Kathleen A. Gallichio       Assistant Secretary                          None
Diane E. Ratekin            Assistant Secretary                          None


     (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     All such accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment manager, Kemper Financial Services, Inc. and Kemper Distributors, Inc., the Registrant's principal underwriter, 120 South LaSalle Street, Chicago, Illinois 60603 or at the offices of the custodian and transfer agent, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64141 or at the offices of the shareholder services agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS

     (a) Not applicable.

     (b) Not applicable.


     (c) Not applicable.

                              S I G N A T U R E S

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 30th day of October, 1995.


                       KEMPER NATIONAL TAX-FREE INCOME SERIES

                       By /s/ Stephen B. Timbers
                          -----------------------------
                          Stephen B. Timbers, President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on October 30, 1995 on behalf of the following persons in the capacities indicated.

               Signature                  Title
               ---------                  -----
          /s/ Stephen B. Timbers          President
--------------------------------------    (Principal
          Stephen B. Timbers              Executive Officer)
                                          and Trustee

          /s/David W. Belin*              Trustee
--------------------------------------

          /s/Lewis A. Burnham*            Trustee
--------------------------------------

          /s/Donald L. Dunaway*           Trustee
--------------------------------------

          /s/Robert B. Hoffman*           Trustee
--------------------------------------

          /s/Donald R. Jones*             Trustee
--------------------------------------

          /s/David B. Mathis*             Trustee
--------------------------------------

          /s/Shirley D. Peterson*         Trustee
--------------------------------------

          /s/William P. Sommers*          Trustee
--------------------------------------

          /s/ Jerome L. Duffy
--------------------------------------    Treasurer
              Jerome L. Duffy             (Principal
                                          Financial and
                                          Accounting Officer)

*Philip J. Collora signs this document pursuant to powers of attorney filed herewith.

                               /s/ Philip J. Collora
                          -----------------------------
                               Philip J. Collora

                               INDEX TO EXHIBITS


Exhibits
        99.B1(a)                  Amended and Restated Agreement and Declaration of
                                  Trust.*
        99.B1(b)                  Written Instrument Amending the Agreement and
                                  Declaration of Trust.*
        99.B2.                    By-Laws.
        99.B3.                    Inapplicable.
        99.B4(a)                  Text of Share Certificate.*
        99.B4(b)                  Written Instrument Establishing and Designating
                                  Separate Classes of Shares.*
        99.B4(c)                  Written Instrument Establishing and Designating Kemper
                                  Intermediate Municipal Bond Fund.*
        99.B4(d)                  Written Instrument Changing the Name of a Series.*
        99.B5(a)                  Investment Management Agreement (Kemper Municipal Bond
                                  Fund).*
        99.B5(b)                  Investment Management Agreement (Kemper Intermediate
                                  Municipal Bond Fund).*
        99.B6(a)                  Underwriting and Distribution Services Agreement.*
        99.B6(b)                  Assignment and Assumption Agreement*
        99.B6(c)                  Form of Selling Group Agreement.*
        99.B7.                    Inapplicable.
        99.B8.                    Custody Agreement.
        99.B9(a)                  Agency Agreement.*
        99.B9(b)                  Supplement to Agency Agreement.*
        99.B9(c)                  Administrative Services Agreement.*
        99.B9(d)                  Amendment to Administrative Services Agreement.*
        99.B9(e)                  Assignment and Assumption Agreement*
        99.B10.                   Legal Opinion and Consent.
        99.B11.                   Consent and Report of Independent Auditors.
        99.B12.                   Inapplicable.
        99.B13.                   Inapplicable.
        99.B14.                   Inapplicable.
        99.B15.                   See 6(a) above (Class B and Class C shares).
        99.B16.                   Performance Calculations.*
        99.B18.                   Multi-Distribution System Plan.
        99.B24.                   Powers of Attorney.
            27.All Municipal      Financial Data Schedule
            27.A Municipal        Financial Data Schedule
            27.B Municipal        Financial Data Schedule
            27.C Municipal        Financial Data Schedule
            27.All Inter. Muni    Financial Data Schedule
            27.A Inter. Muni      Financial Data Schedule
            27.B Inter. Muni      Financial Data Schedule
            27.C Inter. Muni      Financial Data Schedule
        99.485(b) Letter          Representation of Counsel (Rule 485(b)).


---------------
     * Incorporated herein by reference to the Amendment to Registrant's Registration Statement on Form N-1A identified below:


                                           POST-EFFECTIVE AMENDMENT
                 EXHIBIT NO.                          NO.                  DATE OF FILING
    -------------------------------------  -------------------------  -------------------------
    16                                                26                       1/20/89
    1, 4, 5, 6, 9 and 16                              39                       3/14/95